As filed with the Securities and Exchange Commission on June 24, 2003

Registration Nos. 33-27491

811-5782

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 30	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 31	☒

(Check appropriate box or boxes)

Mercantile Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

Two Hopkins Plaza

Baltimore, Maryland 21201

(Address of Principal Executive Offices)

Registrant’s Telephone Number:

1-800-551-2145

Jennifer E. Vollmer, Esq.

Mercantile Capital Advisors, Inc.

Two Hopkins Plaza

Baltimore, Maryland 21201

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on date pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

MERCANTILE FUNDS, INC.

Class A, Class B and Class C Shares

Prospectus

LOW DURATION BOND FUND

                            , 2003

The Securities and Exchange Commission has not approved or disapproved the shares of this Fund nor has it determined that the information in this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

www.mercantilemutualfunds.com

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

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INTRODUCTION

This Prospectus describes the Low Duration Bond Fund (the “Fund”), one of the investment portfolios offered by Mercantile Funds, Inc. (the “Company”). On the following pages, you will find important information about the Fund, including the Fund’s investment objective and principal investment strategies used by the Fund’s investment advisor in trying to achieve that objective, the principal risks associated with an investment in the Fund, and the fees and expenses you will pay as an investor in the Fund.

The Fund may be appropriate for investors who seek current income from their investments greater than that normally available from a money market fund and can accept fluctuations in price and yield. The Fund may not be appropriate for investors who are investing for long-term capital appreciation. Before investing in the Fund, you should carefully consider your investment goals, investment time horizon and tolerance for risk.

RISK/RETURN SUMMARY

Investment Objective

The Fund seeks maximum total return without undue risk to principal.

Principal Investment Strategies

In pursuit of this objective, the Fund’s total return will consist of two components: (1) market valuation appreciation and (2) income received from its portfolio securities.

The Fund, under normal circumstances, will invest at least 80% of its net assets in a diversified portfolio of investment grade fixed income securities. Principal investments include U.S. Government obligations; corporate obligations; foreign and Yankee obligations; mortgage-backed and asset-backed securities; collateralized mortgage obligations (CMOs); and repurchase agreements backed by U.S. Government obligations. U.S. Government obligations may include U.S. Treasury obligations and obligations of certain U.S. Government agencies. Mortgage-backed securities may include Ginnie Maes, Fannie Maes and Freddie Macs. Although the Fund invests primarily in the debt obligations of U.S. issuers, it may invest up to 25% of its total assets in U.S. dollar-denominated debt obligations of foreign corporations and governments.

Boyd Watterson Asset Management, LLC (the “Sub-Advisor”) will seek to manage the magnitude of fluctuation by limiting the Fund’s dollar-weighted average duration to three years or less. Duration measures the price sensitivity of a fixed income security to changes in interest rates. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

The Fund may invest only in debt obligation issuers that are rated A or higher by a nationally recognized statistical rating organization, such as Moody’s Investors Services (“Moody’s”) or Standard & Poor’s (“S&P”), or, if unrated, determined by the Sub-Advisor to be of comparable quality. In the event that a security is downgraded below A, the Sub-Advisor will review the security and may sell or retain the security at its discretion.

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The Sub-Advisor’s investment process for the Fund is based on interest rate analysis, sector allocation and security selection as described below:

Interest Rate Analysis. The Sub-Advisor employs a top-down approach that assesses U.S. and international economic conditions and incorporates both fundamental analysis and quantitative input from a proprietary model in order to forecast changes in the direction of interest rate movements. Depending upon the forecasted movements, the Fund’s duration may be shortened or lengthened relevant to its benchmark, the Merrill Lynch U.S. Treasuries 1-3 Year Index, in an effort to capture return opportunities generated by rising or falling rates. If the Sub-Advisor expects interest rates to decrease, it will generally lengthen the Fund’s duration, and if the Sub-Advisor expects interest rates to increase, it will generally shorten the Fund’s duration. In addition, the Sub-Advisor seeks to identify the distribution of maturities to maximize anticipated changes in the shape of the yield curve.

Sector Allocation. The Sub-Advisor utilizes active sector rotation to identify undervalued sectors of the fixed income market and to enhance yield. The Sub-Advisor assesses the relative value of sectors and industries based on an analysis of general and historical trends and seeks to identify changing dynamics that result from economic and political conditions. Sectors that offer above-average yield or appear to be undervalued will be overweighted, while sectors that appear overvalued or have little return potential will be underweighted.

Security Selection. Using both a top-down and bottom-up approach, the Sub-Advisor analyzes an issuer’s business strategy, management, market position or leadership, capital, cash flows and debt balances, as well as economic conditions such as business cycles and trends to identify attractive securities. Securities are selected based on the potential to offer above-average appreciation or to benefit from a credit upgrade. Securities that appear to be overvalued or that may be downgraded may be sold.

The Fund may also lend its portfolio securities to brokers, dealers and other financial institutions to earn income.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

The Fund’s investment objective may be changed by the Board of Directors of the Company without shareholder approval. Shareholders will be given at least 30 days’ written notice before any such changes occur.

[Sidebar:]

IMPORTANT DEFINITIONS

Asset-Backed Securities are bonds that are backed by a pool of assets, usually loans such as auto or home equity loans or credit card receivables.

Collateralized Mortgage Obligations (CMOs) are bonds that are backed by cash flows from pools of mortgages. CMOs may have multiple classes with different payment rights and protections.

Maturity is the date upon which debt securities are due to be repaid, that is, the date when the issuer generally must pay back the face amount of the security.

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Mortgage-Backed Securities are asset-backed securities based on a particular type of asset, a mortgage. There are a wide variety of mortgage-backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies, and include those issued by the Government National Mortgage Association (“Ginnie Maes”), the Federal National Mortgage Association (“Fannie Maes”) and the Federal Home Loan Mortgage Corporation (“Freddie Macs”).

Repurchase Agreements are transactions in which the Fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the Fund on a certain date and at a certain price (which typically includes a profit for the Fund).

Total Return is a way of measuring fund performance. It is based on a calculation that takes into account income and dividends, capital gain distributions and the increase or decrease in share price.

Yankee obligations are U. S. dollar-denominated bonds issued in the U.S. by foreign corporations, banks and governments.

Principal Risks of Investing in the Fund

While the Sub-Advisor chooses fixed income securities it believes can provide above average returns, there is no guarantee that shares of the Fund will not lose value. The Sub-Advisor evaluates the rewards and risks presented by all securities purchased by the Fund and how they may advance the Fund’s investment objective. It is possible, however, that these evaluations will prove to be inaccurate. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

Interest Rate Risks. The prices of debt securities tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise.

Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

The value of debt securities depends on the ability of issuers to make principal and interest payments. If an issuer can not meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities with ratings below the top four ratings, i.e., below investment grade, assigned by S&P or Moody’s, have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case for investment grade securities.

Prepayment Risks. When the principal on mortgage- or asset-backed securities is prepaid in response to lower interest rates, the yield and market value of these securities will be reduced and the Fund will be required to reinvest the proceeds at the lower interest rates available. In addition, when interest rates fall, prices of mortgage-backed securities may not rise to the same extent as those of other fixed income securities due to potential prepayment of higher-interest mortgages.

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Call Risks. The Fund’s performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.

Repurchase Agreement Risks. Repurchase agreements carry the risk that the other parties may not fulfill their obligations under the agreements. This could cause the value of your investment in the Fund to decline.

Non-U.S. Issuers. Risks associated with investing in non-U.S. issuers include, but are not limited to: the risk that a security’s value will be hurt by changes in non-U.S. political or social conditions, including changes in policies restricting non-U.S. investment; the possibility of heavy taxation, nationalization or expropriation of assets; and increased difficulty obtaining information on non-U.S. securities or companies. In addition, non-U.S. securities may be harder to sell and may be subject to wider price movements than comparable U.S. issuers.

Portfolio Turnover. Higher than normal portfolio turnover may result in increased transaction costs to the Fund, including dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gains, short-term capital gains to individuals are taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

Fund Performance

No performance information is provided because the Fund had not commenced operations as of the date of this Prospectus.

Fees and Expenses

(Class A, Class B and Class C Shares)

The following table describes the fees and expenses that you may pay if you buy and hold Class A, Class B, or Class C Shares of the Fund.

Low Duration Bond Fund
	Class A		Class B	Class C
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	2.75%[1]		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption price)	None	[2]	3.00%[3]	1.00%[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None	None
Redemption Fees	None		None	None
Exchange Fees	None		None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

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Management Fees	0.300%	0.300%	0.300%
Distribution and Service (12b-1) Fees	0.500%	1.000%	1.000%
Other Expenses[5]	0.338%	0.338%	0.338%

Total Fund Operating Expenses[6] (before waivers)	1.138%	1.638%	1.638%

Example

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class B or Class C Shares of the Fund for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and Class B Shares automatically convert to Class A Shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Year	5 Years	10 Years
Low Duration Bond Fund
Class A Shares	$388	$627	$884	$1621
Class B Shares
—Assuming complete redemption at end of period	$477	$738	$891	$1807
—Assuming no redemption	$167	$517	$891	$1807
Class C Shares
—Assuming complete redemption at end of period	$270	$517	$891	$1941
—Assuming no redemption	$167	$517	$891	$1941

[1]	Reduced sales charge may be available. See “Investing in the Funds—How Sales Charges Work.”
[2]	Except for investments of $1 million or more. See “Investing in the Funds—How Sales Charges Work.”
[3]	This amount applies if you sell your shares within the first and second year after purchase, gradually declines to 1% in the fourth year after purchase and is eliminated thereafter. After eight years, Class B Shares automatically convert to Class A Shares. See “Investing in the Funds—How Sales Charges Work.”
[4]	This amount applies if you sell your shares in the first year after purchase and is eliminated thereafter. See “Investing in the Funds—How Sales Charges Work.”
[5]	Other Expenses are based on estimated amounts for the current fiscal year.
[6]	Management Fees, Other Expenses and Total Fund Operation Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because Mercantile Capital Advisors, Inc., the Fund’s advisor and administrator, is voluntarily waiving a portion of its fees. The Fund has also agreed to waive the Distribution and Service (12b-1) Fees for each class until a later date to be determined by Fund management. These fee waivers are being made in order to keep the annual fees and expenses for the Fund at a certain level and are set forth below. These fee waivers may be revised or cancelled at any time. The Fund’s investment advisor and administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year. These fee waivers are expected to result in the following fees and expenses for the current fiscal year:

	Class A	Class B	Class C
Management Fees	0.287%	0.287%	0.287%
Distribution and Service (12b-1) Fees	0.350%	0.85%	0.85%
Other Expenses	0.313%	0.313%	0.313%
Total Annual Fund Operating Expenses	0.950%	1.450%	1.450%

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Additional Information about Risk

The principal risks of investing in the Fund have been described above. The following supplements that discussion.

Securities Lending

To obtain interest income, the Fund may lend its portfolio securities to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is a risk that, when lending portfolio securities, the securities may not be available to the Fund on a timely basis. Therefore, the Fund may lose the opportunity to sell the securities at a desirable price. Additionally, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

Temporary Defensive Positions

The Fund may temporarily hold up to 100% of its total assets in investments that are not part of its principal investment strategy to try to avoid losses during unfavorable market conditions. The Fund may temporarily hold cash and/or high quality short-term money market instruments. This strategy could prevent the Fund from achieving its investment objective and could reduce the Fund’s return and affect its performance during a market upswing.

Other Types of Investments

This Prospectus describes the Fund’s principal investment strategies and the particular types of securities in which the Fund principally invests. The Fund may from time to time pursue other investment strategies and make other types of investments in support of its investment objective. These supplemental investment strategies and the risks involved are described in detail in the Statement of Additional Information (“SAI”), which is referred to on the back cover of this Prospectus.

INVESTING IN THE FUND

How Sales Charges Work

You will normally pay a sales charge to invest in the Fund. If you buy Class A Shares of the Fund, you’ll usually pay a sales charge (sometimes called a front-end load) at the time you buy your shares. If you buy Class B or Class C Shares of the Fund, you may have to pay a contingent deferred sales charge (sometimes called a back-end load or CDSC) when you sell your shares. This section explains these three options. The Fund also offers an additional class of shares, Institutional Shares, exclusively to customers maintaining qualified accounts at certain financial institutions and other investors. Institutional Shares are made available through a separate Prospectus provided to eligible investors.

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•	Class A Shares

The table below shows the sales charge you’ll pay if you buy Class A Shares of the Fund.

	Total sales charge
Amount of your investment	As a % of the offering price per share	As a % of your investment	Dealer Reallowance
Less than $100,000	2.75%	2.83%	2.50%
$100,000 or more but less than $250,000	2.25%	2.30%	2.00%
$250,000 or more but less than $500,000	1.75%	1.78%	1.50%
$500,000 or more but less than $1,000,000	1.50%	1.52%	1.25%
$1,000,000 and over	0.00%[1]	0.00%[1]	0.50%

[1]	There is no front-end sales charge on investments in Class A Shares of $1,000,000 or more. However, if you sell the shares within one year after buying them, you’ll pay a CDSC of 1% of the offering price or 1% of the net asset value of your shares, whichever is less. However, the Fund will waive the 1% CDSC on withdrawals of Class A Shares made through systematic withdrawals that don’t annually exceed 10% of your account’s value. See “Shareholder Services—Systematic Withdrawals.”

The dealer reallowance may be changed periodically. During special promotions, the entire sales charge may be reallowed to dealers. Dealers to whom substantially the entire sales charge is allowed may be deemed to be “underwriters” under the Securities Act of 1933.

The Company’s distributor may, from time to time, implement programs under which a broker-dealer’s sales force may be eligible to win nominal awards for certain sales efforts. If any such program is made available to any broker-dealer, it will be made available to all broker-dealers on the same terms. Payments under such programs are made by the Company’s distributor out of its own assets and not out of the assets of the Fund. These programs will not change the price of Class A Shares or the amount that the Fund will receive from such sales.

Class B Shares

If you buy Class B Shares of the Fund, you won’t pay a CDSC unless you sell your shares within four years of buying them. The following table shows the schedule of CDSC charges for Class B Shares:

If you sell all your shares	You’ll pay a CDSC of
During the first year	3.00%
During the second year	3.00%
During the third year	2.00%
During the fourth year	1.00%
After the eighth year	None

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The Company’s distributor pays dealers an up-front commission of 2.50% on sales of Class B Shares.

Converting Class B Shares to Class A Shares

If you buy Class B Shares of the Fund, your Class B Shares will automatically convert to Class A Shares of the Fund eight years after purchase. This allows you to benefit from the lower annual expenses of Class A Shares.

Class C Shares

If you buy Class C Shares of the Fund, you won’t pay a CDSC unless you sell your shares within the first year of buying them. The following table shows the schedule of CDSC charges for Class C Shares:

If you sell all your shares	You’ll pay a CDSC of
During first year	1.00%
After the first year	None

The Company’s distributor pays dealers an up-front commission of 1.00% on sales of Class C Shares.

Sales Charge Reductions—Class A Shares

You may reduce the sales charge on Class A Shares through:

•	Rights of Accumulation. You can add to the value of the Class A Shares that you already own in any of the Funds offered by the Company to your next investment in Class A Shares for purposes of calculating the sales charge.

•	Quantity Discounts. As the dollar amount of your purchase increases, your sales charge may decrease (see the table on page 9). In addition, the Company will combine purchases made on the same day by you and your immediate family members when calculating applicable sales charges.

•	Letter of Intent. You can purchase Class A Shares of any of the Funds offered by the Company over a 13-month period and pay the same sales charge you would have paid if all shares were purchased at once. The Company’s transfer agent will hold in escrow 5% of your total investment (for payment of a higher sales charge in case you do not purchase the full amount indicated on the application) until the full amount is received. To participate, complete the “Letter of Intent” section on your New Account Application.

•	Reinvestment Privilege. You can reinvest some or all of the money that you receive when you sell Class A Shares of the Fund in Class A Shares of any of the other Funds offered by the Company within 60 days without paying a sales charge. You must notify the Fund’s transfer agent at the time of your reinvestment that you qualify for this privilege.

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Sales Charge Waivers—Class A Shares

In addition, there’s no sales charge when you buy Class A Shares if:

•	You buy shares by reinvesting your dividends and capital gains distributions.

•	You’re an officer or director of the Company (or an immediate family member of any such individual).

•	You’re a director, a current or retired employee or a participant in an employee benefit or retirement plan of Mercantile Bankshares Corporation or any of its affiliates (or an immediate family member of any such individual).

•	You were a shareholder of the Company prior to September 30, 2002.

•	You’re a broker, dealer or agent who has a sales agreement with the Company’s distributor (or an employee or immediate family member of any such individual).

•	You buy shares pursuant to a wrap-free program offered by a broker-dealer or other financial institution.

•	You buy shares with the proceeds of Institutional Shares of the Fund redeemed in connection with a rollover of benefits paid by a qualified retirement or employee benefit plan or a distribution on behalf of any other qualified account administered by Mercantile-Safe Deposit & Trust Company or its affiliates or correspondents within 60 days of receipt of such payment.

•	You buy shares through a payroll deduction program.

•	You’re exchanging Institutional Shares of the Fund received from the distribution of assets held in a qualified trust, agency or custodian account with Mercantile-Safe Deposit & Trust Company or any of its affiliates or correspondents.

•	Your purchase into the Fund is paid for with the proceeds of shares redeemed in the prior 120 days from another mutual fund on which an initial sales load or CDSC was paid.

If you think you qualify for any of these waivers, please call the Company at 1-800-551-2145 before buying any shares.

Sales Charge Waivers—Class B and Class C Shares

No CDSC is assessed on redemptions of Class B or Class C Shares if:

•	The shares were purchased with reinvested dividends or capital gains distributions.

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•	The shares were purchased through an exchange of Class B or Class C Shares, as applicable, of another Fund.

•	The redemption represents a distribution from a qualified retirement plan under Section 403(b)(7) of the Internal Revenue Code, due to death, disability or the attainment of a specified age.

•	The redemption is in connection with the death or disability of the shareholder.

•	You participate in the Company’s systematic withdrawal program and your annual withdrawals do not exceed 10% of your account’s value.

•	Your account falls below the Fund’s minimum account size, and the Company liquidates your account (see “other Purchase and Redemption Information” on page 18).

•	The redemption results from a tax-free return of an excess contribution, pursuant to Section 408(d)(4) or (5) of the Internal Revenue Code.

Distribution and Service Fees

The Company has adopted separate plans under Rule 12b-1 that allow the Fund to pay a distribution fee and a service fee, as defined by NASD, from its Class A Share assets, Class B Share assets and Class C Share assets, respectively, for selling and distributing Class A Shares, Class B Shares and Class C Shares. Class A Shares of the Fund can pay distribution and service fees at an annual rate of up to 0.50% of the Fund’s Class A Share assets, comprised of up to 0.25% for distribution services and expenses and up to 0.25% for services, as defined by NASD. Class B Shares and Class C Shares of the Fund can pay distribution and service fees at an annual rate of up to 1.00% of the Fund’s Class B Share assets and Class C Share assets, respectively, comprised of up to 75% for distribution services and expenses and up to 0.25% for services, as defined by NASD. Because distribution and service (12b-1) fees are paid on an on-going basis, over time they increase the cost of your investment and may cost more than paying other sales charges.

Calculating the CDSC on Class B and Class C Shares

The CDSC for year one applies to redemptions through the day one year after the date on which your purchase was accepted, and so on for subsequent years. The CDSC is based on the value of the Class B or Class C Shares on the date that they are sold or the original cost of the shares, whichever is lower. To keep your CDSC as low as possible each time you sell shares, the Company will first sell any shares in your account that are not subject to a CDSC. The Company will then sell those shares that have the lowest CDSC.

Choosing between Class A, Class B and Class C Shares

Class B and Class C Shares are subject to higher fees than Class A Shares. For this reason, Class A Shares can be expected to pay higher dividends than Class B and Class C Shares. However, because Class A Shares of the Fund are subject to an initial sales charge, which is

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deducted at the time you purchase Class A Shares (unless you qualify for a sales load waiver), you will have less of your purchase price invested in the Fund if you purchase Class A Shares than if you purchase Class B or Class C Shares of the Fund.

In deciding whether to buy Class A, Class B or Class C Shares of the Fund, you should consider how long you plan to hold the shares. Over time, the higher fees on Class B and Class C Shares may equal or exceed the initial sales charge and fees for Class A Shares. Class A Shares may be a better choice if you qualify to have the sales charge reduced or eliminated or if you plan to sell your shares within one or two years.

Although Class C Shares are subject to a CDSC for only one year, Class C Shares do not have the automatic eight-year conversion feature applicable to Class B Shares and your investment may pay higher distribution fees indefinitely.

A maximum purchase limitation of $1,000,000 in the aggregate normally applies to purchases of Class C Shares. Individual purchases exceeding $1,000,000 will be rejected.

Consult your financial institution or financial advisor for help in choosing the appropriate share class.

Getting Your Investment Started

Class A, Class B and Class C Shares of the Fund may be purchased either by customers of financial institutions, including Mercantile-Safe Deposit & Trust Company, its affiliates and correspondent banks, and other qualified banks, savings and loan associations and broker-dealers (“financial institutions”), or by individuals, corporations or other entities directly through the Company.

Customers of financial institutions should contact the financial institutions directly for appropriate purchase instructions. Should you wish to establish an account directly through the Company, please refer to the purchase options described under “How To Buy Fund Shares—Opening and Adding to Your Fund Account.”

Payments for Fund shares must be in U.S. dollars and should be drawn on a U.S. bank. Please remember that the Company reserves the right to reject any purchase order, including purchase orders accompanied by foreign and third party checks.

How To Buy Fund Shares

Minimum Investments. The minimum initial investment in the Fund is $1,000 and the minimum for subsequent investments is $100. The Company reserves the right to waive these minimums in certain instances.

Opening and Adding to Your Fund Account. Direct investments in the Fund may be made in a number of different ways, as shown in the following chart. Simply choose the method that is most convenient for you. Any questions you have may be answered by calling 1-800-551-2145. As described above under “Getting Your Investment Started,” you may also purchase Fund shares through your financial institution.

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	To Open an Account		To Add to an Account

By Mail	•	Complete a New Account Application and mail it along with a check payable to Mercantile Funds, Inc. to:	•	Make your check payable to Mercantile Funds, Inc. and mail it to the address on the left.

		Mercantile Funds, Inc. P.O. Box 182028 Columbus, Ohio 43218-2028	•	Please indicate the particular Fund and class of shares in which you are investing.

		To obtain a New Account Application, call 1-800-551-2145.	•	Please include your account number on your check.

By Wire	•	Before wiring funds, please call 1-800-551-2145 for complete wiring instructions.	•	Instruct your bank to wire Federal funds to: Huntington Bank, Columbus, OH 43219, Bank Routing #044000024, Mercantile Concentration A/C # 01899622436.

	•	Promptly complete a New Account Application and forward it to:	•	Be sure to include your name and your Fund account number.

		Mercantile Funds, Inc. P.O. Box 182028 Columbus, Ohio 43218-2028	•	The wire should indicate that you are making a subsequent purchase as opposed to opening a new account.

Consult your bank for information on remitting funds by wire and associated bank charges.

You may use other investment options, including automatic investments, exchanges and directed reinvestments, to invest in your Fund account. Please refer to the section below entitled “Shareholder Services” for more information.

Explanation of Sales Price. The public offering price for shares of the Fund is based upon net asset value, plus, in the case of Class A Shares, any applicable sales charge. Class A, Class B and Class C Shares will have different prices. The Fund will calculate its net asset value per Class A, Class B and Class C Shares by adding the value of the Fund’s investments, cash and other assets attributable to Class A, Class B and Class C Shares, subtracting the Fund’s liabilities attributable to Class A, Class B and Class C Shares, and then dividing the result by the number of Class A, Class B and Class C Shares of the Fund that are outstanding. This process is sometimes referred to as “pricing” the Fund’s shares.

The assets of the Fund are valued at market value or, if market quotes cannot be readily obtained, at fair value as determined by the Advisor under the supervision of the Company’s Board of Directors. Debt securities held by the Fund that have sixty days or less until they mature are valued at amortized cost, which generally approximates market value.

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Sometimes the price of a security trading on a foreign stock exchange may be affected by events that happen after that exchange closes. If this happens, the fair value of the security may be determined using other factors and may not reflect the security’s last quoted price. In addition, foreign securities may trade on days when shares of the Fund are not priced. As a result, the net asset value per share of the Fund holding these securities may change on days when you won’t be able to buy or sell Fund shares.

The Fund’s net asset value is computed as of the close of regular trading hours on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m. Eastern Time) on each weekday, with the exception of those holidays on which the Exchange is closed. The Fund and the Exchange currently observe the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency as determined by the Securities and Exchange Commission (“SEC”). In the event the Exchange does not open for business because of an emergency, the Company may, but is not required to, open one or more Funds for purchase, redemption and exchange transactions if the Federal Reserve wire system is open. To learn whether the Fund is open for business during an emergency situation, please call 1-800-551-2145.

Purchase orders will be accepted by the Fund’s transfer agent only on a day when the shares of the Fund are priced (referred to as a “Business Day”). If you purchase shares of the Fund through a financial institution, the financial institution is responsible for transmitting your purchase order and required funds to the Fund’s transfer agent on a timely basis.

Shares of the Fund are sold at the public offering price per share next computed after receipt of a purchase order by the Fund’s transfer agent. If you purchase shares of the Fund through a financial institution and the Fund’s transfer agent receives your purchase order from the financial institution on a Business Day prior to the close of regular trading hours (currently 4:00 p.m. Eastern Time) on the Exchange, your Fund shares will be purchased at the public offering price calculated at the close of regular trading hours on that day provided that the Fund’s custodian receives payment on the next Business Day in immediately available funds. If such payment is not received on the next Business Day, the financial institution that submitted the order will be notified that the order has not been accepted. Payments for orders which are not received will be returned after prompt inquiry.

If you purchase shares of the Fund directly through the Company and if your purchase order, in proper form (including all necessary documentation and signature guarantees, where required) and accompanied by payment, is received by the Fund’s transfer agent on a Business Day prior to the close of regular trading hours on the Exchange, your Fund shares will be purchased at the public offering price calculated at the close of regular trading hours on that day. Otherwise, your Fund shares will be purchased at the public offering price next calculated after the Fund’s transfer agent receives your purchase order in proper form with the required payment.

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On a Business Day when the Exchange closes early due to a partial holiday or otherwise, the Company reserves the right to advance the times at which purchase orders must be received in order to be processed on that Business Day.

Customer Identification Program. Federal regulations require the Company to obtain your name, your date of birth, your residential address or principal place of business, as the case may be, and (if different) mailing address, and your Social Security number, certified employer identification number or other government-issued identification number when you open or re-open an account. Additional information may be required in certain circumstances. New Account Applications without such information may not be accepted. If you have applied for an employer identification number, the application must be provided at the time you open or reopen an account and the number submitted within 60 days of the establishment of the account. To the extent permitted by applicable law, the Company reserves the right to place limits on transactions in your account until your identity is verified.

How To Sell Fund Shares

You can arrange to get money out of your Fund account by selling some or all of your shares. This process is known as “redeeming” your shares. If you purchased your shares through an account at a financial institution, you may only redeem shares in accordance with the procedures established by your financial institution. If you purchased your shares directly from the Company, you can redeem shares using any of the methods described below.

To Redeem Shares

By Mail	•	Send a written request to Mercantile Funds, Inc., P.O. Box 182028, Columbus, Ohio 43218-2028.

	•	Your written request must
		—	be signed by each account holder;
		—	state the number or dollar amount of shares to be redeemed and identify the specific Fund and class of shares;
		—	include your account number.

	•	Signature guarantees are required
		—	for all redemption requests over $100,000;
		—	for any redemption request where the proceeds are to be sent to someone other than the shareholder of record or to an address other than the address of record.

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By Electronic Transfer via Wire and/or Automated Clearing House (“ACH”) (available only if you completed the appropriate section on the New Account Application)	Please call 1-800-551-2145 for more complete instructions for all of the below:
	•	You will need to provide the account name, account number, name of Fund, class of shares and amount of redemption.
		—	$1,000 minimum per transaction for wires
		—	$100 minimum per transaction for ACH

	•	If you have already opened your account and would like to add the electronic transfer feature, send a written request and necessary documentation to: Mercantile Funds, Inc., P.O. Box 182028, Columbus, Ohio 43218-2028. The request must be signed (and signatures guaranteed) by each account owner.

	•	To change bank instructions, send a written request and necessary documentation to the above address. The request must be signed (and signatures guaranteed) by each account owner.

By Telephone (automatic unless you checked the appropriate box on the New Account Application)	•	Call 1-800-551-2145. You will need to provide the account name, account number, name of Fund, class of shares and amount of redemption.

	•	If you have already opened your account and would like to add the telephone redemption feature, send a written request to: Mercantile Funds, Inc., P.O. Box 182028, Columbus, Ohio 43218-2028. The request must be signed by each account owner.

Other redemption options, including exchanges and systematic withdrawals, are also available. Please refer to the section below entitled “Shareholder Services” for more information.

Explanation of Redemption Price. Redemption orders received in proper form (including all necessary documentation and signature guarantees, where required) by the Fund’s transfer agent are processed at their net asset value per share next determined after receipt, less any applicable CDSC. On a Business Day when the Exchange closes early due to a partial holiday or otherwise, the Company reserves the right to advance the time at which redemption orders must be received in order to be processed on that Business Day.

Payment for redemption orders with respect to the Fund generally will be wired or sent to the shareholder(s) of record within three Business Days after receipt of the redemption order.

In each case the Company reserves the right to wire or send redemption proceeds within seven days after receiving the redemption order if the Advisor believes that earlier payment would adversely affect the Company. If you purchased your shares directly through the Company, your redemption proceeds will be sent by check unless you otherwise direct the Company or the Fund’s transfer agent. The Automated Clearing House (“ACH”) system may also be utilized for payment of redemption proceeds. The Company normally pays redemption proceeds in cash, but it has the right to deliver readily marketable portfolio securities having a

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market value equal to the redemption price. Until you sell these portfolio securities, you’ll continue to bear the risk that the value of such securities may decline in response to changes in the U.S. or foreign markets. When you sell these portfolio securities, you’ll pay brokerage charges.

Financial institutions are responsible for transmitting their customers’ redemption orders to the Fund’s transfer agent and crediting their customers’ accounts with redemption proceeds on a timely basis. No charge is imposed by the Company for wiring redemption proceeds, although financial institutions may charge their customers’ accounts directly for redemption and other services. In addition, if a customer has agreed with a financial institution to maintain a minimum cash balance in his or her account and the balance falls below that minimum, the customer may be obliged to redeem some or all of the Fund shares held in the account in order to maintain the required minimum balance.

The value of the shares you redeem may be more or less than your cost, depending on the Fund’s current net asset value.

Other Purchase and Redemption Information

Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account.

Shareholders should note that if an account balance falls below $1,000 as a result of redemptions and is not increased to at least $1,000 within 60 days after notice, the account may be closed and the proceeds sent to the shareholder.

If you purchased shares by wire, you must file a New Account Application with the Fund’s transfer agent before any of those shares can be redeemed. You should contact your bank for information about sending and receiving funds by wire, including any charges by your bank for these services. The Company may decide at any time to change the minimum amount per transaction for redemption of shares by wire or to no longer permit wire redemptions.

You may initiate certain transactions by telephone. The Company and its agents will not be responsible for any losses resulting from unauthorized transactions when reasonable procedures to verify the identity of the caller are followed. To the extent that the Company does not follow such procedures, it and/or its agents may be responsible for any unauthorized transactions.

The Company reserves the right to refuse a telephone redemption if it believes it is advisable to do so (for example, if the Company believes that telephone instructions are fraudulent or unauthorized). Procedures for redeeming shares by telephone may be modified or terminated by the Company at any time. It may be difficult to reach the Company by telephone during periods of unusual market activity. If this happens, you may redeem your shares by mail as described above.

The Company may suspend the right of redemption or postpone the date of payment upon redemption (as well as suspend the recordation of the transfer of its shares) for such periods as permitted by SEC rules (for example, for any period during which the Exchange is closed, other

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than customary weekend and holiday closings, or during which trading on the Exchange is restricted).

If you attempt to sell shares you recently purchased with a personal check, the Company may delay processing your request until it collects payment for those shares. This process may take up to 15 days, so if you plan to sell shares shortly after purchasing them, you may want to consider purchasing shares with a certified check or via electronic transfer to avoid delays.

Certain redemption requests and other communications with the Company require a signature guarantee. Signature guarantees are designed to protect both you and the Company from fraud. To obtain a signature guarantee you should visit a financial institution that participates in the Stock Transfer Agents Medallion Program (“STAMP”). Guarantees must be signed by an authorized person at one of these institutions and be accompanied by the words “Signature Guaranteed.” A notary public cannot provide a signature guarantee.

For current yield, purchase and redemption information, call 1-800-551-2145.

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SHAREHOLDER SERVICES

The Company provides a variety of ways to make managing your investments more convenient. Some of these options require you to request them on the New Account Application or you may request them after opening an account by calling 1-800-551-2145. Except for retirement plans, these options are available only to shareholders who purchase their Fund shares directly through the Company.

Retirement Plans

Class A, Class B and Class C Shares of the Fund may be purchased in connection with certain tax-sheltered retirement plans, including individual retirement accounts. Shares may also be purchased in connection with profit-sharing plans, section 401(k) plans, money purchase pension plans and target benefit plans. Further information about how to participate in these plans, the fees charged by these plans, the limits on contributions to these plans and the services available to participants in such plans can be obtained from the Company. To invest through any tax-sheltered retirement plan, please call the Company at 1-800-551-2145 for information and the required separate application. You should consult with a tax advisor to determine whether a tax-sheltered retirement plan is available and/or appropriate for you.

Exchange Privilege

You may exchange Class A Shares of the Fund for Class A Shares of any other Fund offered by the Company. Unless you qualify for a waiver, you’ll have to pay a sales charge when you exchange Class A Shares of a Money Market Fund for Class A Shares of another fund that imposes a sales charge on purchases. You won’t pay a sales charge for exchanging Class A Shares of the Bond Funds or Equity Funds.

You may exchange Class B Shares of the Fund into Class B Shares of any other Fund offered by the Company. You won’t pay a CDSC when you exchange your Class B Shares. However, when you sell the Class B Shares you acquired in the exchange, you’ll pay a CDSC based on the date you bought the Class B Shares which you exchanged.

Exchanges from Class B Shares of any other Fund offered by the Company into this Fund do not change or lower the initial CDSC based on the date you brought the Class B Shares that you exchanged. In other words, for each investment you make in Class B Shares, the date you first bought shares and the CDSC schedule attributed to a particular Fund offered by the Company is the information used to calculate your CDSC on a particular investment, regardless of whether you exchange into another fund of the Company with a lower CDSC schedule.

You may exchange Class C Shares of the Fund for Class C Shares of any other Fund offered by the Company. You won’t pay a CDSC when you exchange your Class C Shares. However, when you sell the Class C Shares you acquired in the exchange, you’ll pay a contingent deferred sales charge based on the date you bought the Class C Shares that you exchanged.

You may exchange shares by mailing your request to Mercantile Funds, Inc., P.O. Box 182028, Columbus, Ohio 43218-2028 or by telephoning your request to 1-800-551-2145. If you

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are opening a new account in a different Fund by exchange, the exchanged shares must be at least equal in value to the minimum investment for the Fund in which the account is being opened.

You should read the Prospectus for the Fund into which you are exchanging. Exchanges will be processed only when the shares being offered can legally be sold in your state. Exchanges may have tax consequences for you. Consult your tax advisor for further information.

To elect the exchange privilege after you have opened a Fund account, or for further information about the exchange privilege, call 1-800-551-2145. The Company reserves the right to reject any exchange request. The Company reserves the right, at any time without prior notice, to suspend, limit or terminate the exchange privilege of any shareholder who makes more than twelve exchanges in a calendar year. The Company may modify or terminate the exchange privilege, but will not materially modify or terminate it without giving shareholders 60 days’ notice.

Automatic Investment Plan

One easy way to pursue your financial goals is to invest money regularly. The Company offers an Automatic Investment Plan — a convenient service that lets you transfer money from your bank account into your Fund account automatically on a regular basis. At your option, your bank account will be debited in a particular amount ($100 minimum) that you have specified, and Class A Shares, Class B Shares or Class C Shares will automatically be purchased monthly on the 15th day. If the 15th day is not a Business Day, the Fund shares will be purchased on the next Business Day. Your bank account must be maintained at a domestic financial institution that is an ACH member. You will be responsible for any loss or expense to the Fund if an ACH transfer is rejected. To select this option, or for more information, please call 1-800-551-2145.

The Automatic Investment Plan is one way in which you can use “Dollar Cost Averaging” in making investments. Dollar Cost Averaging can be useful in investing in portfolios, whose price per share fluctuates. Instead of trying to time market performance, a fixed dollar amount is invested in Fund shares at predetermined intervals. This may help you to reduce your average cost per share because the agreed upon fixed investment amount allows more shares to be purchased during periods of lower share prices and fewer shares during periods of higher prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. You should be aware, however, that shares bought using Dollar Cost Averaging are made without regard to their price on the day of investment or to market trends. In addition, while you may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if you ultimately redeem your shares at a price that is lower than their purchase price.

Systematic Withdrawals

The Company offers a convenient way of withdrawing money from your Fund account. You may request regular monthly, quarterly, semi-annual or annual withdrawals in any amount of $100 or more. The withdrawal will be made on the 15th day of those months corresponding to your selection of monthly, quarterly, semi-annual or annual withdrawals, and distributed in cash or reinvested in shares of another Fund offered by the Company. If the 15th day of the

21

month is not a Business Day, then the withdrawal will be made on the next Business Day. You need a minimum account balance of $10,000 to participate in the Company’s systematic withdrawal program. Purchases of Class A Shares of the Bond Funds and Equity Funds concurrently with withdrawals are usually not advantageous because of the sales charge involved with the additional purchases. No CDSC will be charged on withdrawals of Class B or Class C Shares made through systematic withdrawals that don’t annually exceed 10% of your account’s value. To elect this option, or for more information, please call 1-800-551-2145.

Directed Reinvestments

Generally, dividends and capital gain distributions are automatically reinvested in shares of the Fund from which the dividends and distributions are paid. You may elect, however, to have your dividends and/or capital gain distributions automatically reinvested in shares of another Fund offered by the Company. To elect this option, complete the appropriate section on the New Account Application, or for more information, please call 1-800-551-2145.

DIVIDENDS AND DISTRIBUTIONS

Shareholders receive dividends and net capital gain distributions. Dividends for the Fund are derived from its net investment income and are declared daily and paid monthly. The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. The Fund intends to declare and pay capital gains annually.

Shares in the Fund begin earning dividends on the day a purchase order is processed and continue earning dividends through and including the day before the shares are redeemed. If you purchased shares through a financial institution, your dividends and distributions will be paid in cash and wired to your financial institution. If you purchased your shares directly from the Company, your dividends and distributions will be automatically reinvested in additional shares of the Fund on which the dividend or distribution was declared unless you indicated differently on the New Account Application. At your option, cash, dividends and distributions will be paid by check or via ACH. To change between the cash and reinvest options, notify the Company at 1-800-551-2145 or in writing. If you have elected to receive dividends and/or distributions in cash by check and the postal or other delivery service is unable to deliver checks to your address of record, you will be deemed to have rescinded your election to receive dividends and/or distributions in cash and your dividends and distributions will be automatically reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend and/or distribution checks.

TAX INFORMATION

Federal taxes. The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of the Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income. (However, if a Fund’s distributions exceed its net income and gain, that excess will generally result in a non-taxable return of capital to you.)

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You will be subject to income tax on Fund distributions regardless whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

You should note that if you purchase shares of the Fund just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as “buying into a dividend.”

You will recognize taxable gain or loss on a sale, exchange or redemption of your Fund shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.)

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

State and local taxes. Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however to the portions of the Fund’s distributions, if any, that are attributable to interest on U.S. Government securities.

Miscellaneous. The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign estates or trusts, or foreign corporations or partnerships may be subject to different U.S. federal income tax consequences. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

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MANAGEMENT OF THE COMPANY

Investment Advisor

Mercantile Capital Advisors, Inc. (“MCA”) is the investment advisor for the Fund. MCA, which has its main office at Two Hopkins Plaza, Baltimore, Maryland 21201, is a wholly-owned subsidiary of Mercantile-Safe Deposit & Trust Company and an indirect wholly-owned subsidiary of Mercantile Bankshares Corporation, a multi-bank holding company. As of June 30, 2003, MCA had approximately $             billion in assets under management and its parent company, Mercantile-Safe Deposit & Trust Company, had $             billion in assets under management.

MCA, subject to the general supervision of the Company’s Board of Directors, is responsible for supervising and managing all of the Fund’s operations, including overseeing the activities of the Sub-Advisor.

In exchange for these services, MCA is entitled to investment advisory fees from the Fund that are calculated daily and paid monthly, at the annual rate of .30% of the first $1 billion of the Fund’s average daily net assets, plus .20% of the Fund’s average daily net assets in excess of $1 billion. The Fund expects to pay MCA advisory fees (net of waivers) of .287% of the Fund’s average daily net assets during the current fiscal year.

MCA and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Baltimore area since 1864. For additional information on MCA, see http://www.adviserinfo.sec.gov.

Sub-Advisor

MCA has delegated responsibility for day-to-day portfolio management with respect to the Fund to Boyd Watterson Asset Management, LLC (the “Sub-Advisor” or “BWAM”). BWAM manages the investment portfolio of the Fund in accordance with the investment requirements and policies established by MCA. This includes selecting portfolio investments and placing purchase and sale orders for the Fund. BWAM receives a monthly fee from MCA based on the Fund’s average daily net assets.

BWAM, which has its main office at 1801 East Ninth Street, Cleveland, Ohio 44114, is a wholly-owned subsidiary of Mercantile-Safe Deposit & Trust Company and an indirect wholly-owned subsidiary of Mercantile Bankshares Corporation, a multi-bank holding company. As of June 30, 2003, BWAM had approximately $             billion in assets under management.

Brian Gevry and Deborah Winch serve as portfolio managers for the Fund. Brian L. Gevry, CFA, is the Chief Operating Officer and Assistant Chief Investment Officer of BWAM. Mr. Gevry joined BWAM in 1991. He has a BA from Cleveland State University and a MBA from Case Western Reserve University. He has 12 years of investment experience and oversees all trading and portfolio management activities at BWAM. He is also a member of the Cleveland Society of Security Analysts.

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Deborah S. Winch, CFA, is Senior Vice President of BWAM. Ms. Winch joined BWAM in 1990. She has a BA from Ursuline College and has 11 years of investment experience. She is also Vice President of the Cleveland Society of Security Analysts.

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Service Providers

Management and support services are provided to the Fund by several organizations.

Investment Advisor and Administrator:

Mercantile Capital Advisors, Inc.

Baltimore, Maryland

Sub-Advisor:

Boyd Watterson Asset Management, LLC

Cleveland, Ohio

Custodian:

The Fifth Third Bank

Cincinnati, Ohio

Transfer Agent:

BISYS Fund Services Ohio, Inc.

Columbus, Ohio

Distributor:

BISYS Fund Services Limited Partnership

Columbus, Ohio

For More Information

You’ll find more information about the Fund in the following documents:

Annual and Semi-Annual Reports

The Company’s annual and semi-annual reports will contain more information about the Fund and a discussion about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

Statement of Additional Information (SAI)

The SAI contains detailed information about the Fund and its policies. By law, it is incorporated by reference into (considered to be part of) this Prospectus.

You can get a free copy of these documents, request other information about the Fund and make shareholder inquiries by calling 1-800-551-2145 or writing to:

Mercantile Funds, Inc.

Mutual Fund Administration

Two Hopkins Plaza

Baltimore, Maryland 21201

Or visit us on the web at www.mercantilemutualfunds.com.

If you buy your shares through a financial institution, you may contact your institution for more information.

You may review and obtain copies of the Fund’s documents by visiting the SEC’s Public Reference Room in Washington, DC. You may also obtain copies of the Fund’s documents after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, DC 20549-0102 or by electronic request to publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

Reports and other information about the Fund are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

The Company’s Investment Company Act File No. is 811-5782.

MERCANTILE FUNDS, INC.

Institutional Shares

Prospectus

LOW DURATION BOND FUND

                            , 2003

The Securities and Exchange Commission has not approved or disapproved the shares of this Fund nor has it determined that the information in this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

www.mercantilemutualfunds.com

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

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INTRODUCTION

This Prospectus describes the Low Duration Bond Fund (the “Fund”), one of the investment portfolios offered by Mercantile Funds, Inc. (the “Company”). On the following pages, you will find important information about the Fund, including the Fund’s investment objective and principal investment strategies used by the Fund’s investment advisor in trying to achieve that objective, the principal risks associated with an investment in the Fund, and the fees and expenses you will pay as an investor in the Fund.

The Fund may be appropriate for investors who seek current income from their investments greater than that normally available from a money market fund and can accept fluctuations in price and yield. The Fund may not be appropriate for investors who are investing for long-term capital appreciation. Before investing in the Fund, you should carefully consider your investment goals, investment time horizon and tolerance for risk.

RISK/RETURN SUMMARY

Investment Objective

The Fund seeks maximum total return without undue risk to principal.

Principal Investment Strategies

In pursuit of this objective, the Fund’s total return will consist of two components: (1) market valuation appreciation and (2) income received from its portfolio securities.

The Fund, under normal circumstances, will invest at least 80% of its net assets in a diversified portfolio of investment grade fixed income securities. Principal investments include U.S. Government obligations; corporate obligations; foreign and Yankee obligations; mortgage-backed and asset-backed securities; collateralized mortgage obligations (CMOs); and repurchase agreements backed by U.S. Government obligations. U.S. Government obligations may include U.S. Treasury obligations and obligations of certain U.S. Government agencies. Mortgage-backed securities may include Ginnie Maes, Fannie Maes and Freddie Macs. Although the Fund invests primarily in the debt obligations of U.S. issuers, it may invest up to 25% of its total assets in U.S. dollar-denominated debt obligations of foreign corporations and governments.

Boyd Watterson Asset Management, LLC (the “Sub-Advisor”) will seek to manage the magnitude of fluctuation by limiting the Fund’s dollar-weighted average duration to three years or less. Duration measures the price sensitivity of a fixed income security to changes in interest rates. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

The Fund may invest only in debt obligation issuers that are rated A or higher by a nationally recognized statistical rating organization, such as Moody’s Investors Services (“Moody’s”) or Standard & Poor’s (“S&P”), or, if unrated, determined by the Sub-Advisor to be of comparable quality. In the event that a security is downgraded below A, the Sub-Advisor will review the security and may sell or retain the security at its discretion.

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The Sub-Advisor’s investment process for the Fund is based on interest rate analysis, sector allocation and security selection as described below:

Interest Rate Analysis. The Sub-Advisor employs a top-down approach that assesses U.S. and international economic conditions and incorporates both fundamental analysis and quantitative input from a proprietary model in order to forecast changes in the direction of interest rate movements. Depending upon the forecasted movements, the Fund’s duration may be shortened or lengthened relevant to its benchmark, the Merrill Lynch U.S. Treasuries 1-3 Year Index, in an effort to capture return opportunities generated by rising or falling rates. If the Sub-Advisor expects interest rates to decrease, it will generally lengthen the Fund’s duration, and if the Sub-Advisor expects interest rates to increase, it will generally shorten the Fund’s duration. In addition, the Sub-Advisor seeks to identify the distribution of maturities to maximize anticipated changes in the shape of the yield curve.

Sector Allocation. The Sub-Advisor utilizes active sector rotation to identify undervalued sectors of the fixed income market and to enhance yield. The Sub-Advisor assesses the relative value of sectors and industries based on an analysis of general and historical trends and seeks to identify changing dynamics that result from economic and political conditions. Sectors that offer above-average yield or appear to be undervalued will be overweighted, while sectors that appear overvalued or have little return potential will be underweighted.

Security Selection. Using both a top-down and bottom-up approach, the Sub-Advisor analyzes an issuer’s business strategy, management, market position or leadership, capital, cash flows and debt balances, as well as economic conditions such as business cycles and trends to identify attractive securities. Securities are selected based on the potential to offer above-average appreciation or to benefit from a credit upgrade. Securities that appear to be overvalued or that may be downgraded may be sold.

The Fund may also lend its portfolio securities to brokers, dealers and other financial institutions to earn income.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

The Fund’s investment objective may be changed by the Board of Directors of the Company without shareholder approval. Shareholders will be given at least 30 days’ written notice before any such changes occur.

[Sidebar:]

IMPORTANT DEFINITIONS

Asset-Backed Securities are bonds that are backed by a pool of assets, usually loans such as auto or home equity loans or credit card receivables.

Collateralized Mortgage Obligations (CMOs) are bonds that are backed by cash flows from pools of mortgages. CMOs may have multiple classes with different payment rights and protections.

Maturity is the date upon which debt securities are due to be repaid, that is, the date when the issuer generally must pay back the face amount of the security.

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Mortgage-Backed Securities are asset-backed securities based on a particular type of asset, a mortgage. There are a wide variety of mortgage-backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies, and include those issued by the Government National Mortgage Association (“Ginnie Maes”), the Federal National Mortgage Association (“Fannie Maes”) and the Federal Home Loan Mortgage Corporation (“Freddie Macs”).

Repurchase Agreements are transactions in which the Fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the Fund on a certain date and at a certain price (which typically includes a profit for the Fund).

Total Return is a way of measuring fund performance. It is based on a calculation that takes into account income and dividends, capital gain distributions and the increase or decrease in share price.

Yankee obligations are U. S. dollar-denominated bonds issued in the U.S. by foreign corporations, banks and governments.

Principal Risks of Investing in the Fund

While the Sub-Advisor chooses fixed income securities it believes can provide above average returns, there is no guarantee that shares of the Fund will not lose value. The Sub-Advisor evaluates the rewards and risks presented by all securities purchased by the Fund and how they may advance the Fund’s investment objective. It is possible, however, that these evaluations will prove to be inaccurate. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

Interest Rate Risks. The prices of debt securities tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise.

Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

The value of debt securities depends on the ability of issuers to make principal and interest payments. If an issuer can not meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities with ratings below the top four ratings, i.e., below investment grade, assigned by S&P or Moody’s, have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case for investment grade securities.

Prepayment Risks. When the principal on mortgage- or asset-backed securities is prepaid in response to lower interest rates, the yield and market value of these securities will be reduced and the Fund will be required to reinvest the proceeds at the lower interest rates available. In addition, when interest rates fall, prices of mortgage-backed securities may not rise to the same extent as those of other fixed income securities due to potential prepayment of higher-interest mortgages.

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Call Risks. The Fund’s performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.

Repurchase Agreement Risks. Repurchase agreements carry the risk that the other parties may not fulfill their obligations under the agreements. This could cause the value of your investment in the Fund to decline.

Non-U.S. Issuers. Risks associated with investing in non-U.S. issuers include, but are not limited to: the risk that a security’s value will be hurt by changes in non-U.S. political or social conditions, including changes in policies restricting non-U.S. investment; the possibility of heavy taxation, nationalization or expropriation of assets; and increased difficulty obtaining information on non-U.S. securities or companies. In addition, non-U.S. securities may be harder to sell and may be subject to wider price movements than comparable U.S. issuers.

Portfolio Turnover. Higher than normal portfolio turnover may result in increased transaction costs to the Fund, including dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. Unlike long-term capital gains, short-term capital gains to individuals are taxable at the same rates as ordinary income. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

Fund Performance

No performance information is provided because the Fund had not commenced operations as of the date of this Prospectus.

Fees and Expenses

(Institutional Shares)

The following table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

Institutional Shares
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.300%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.338%

Total Fund Operating Expenses[2] (before waivers)	0.638%

Example

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in

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Institutional Shares of the Fund for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Year	5 Years	10 Years
Low Duration Bond Fund
Institutional Shares	$65	$204	$356	$796

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Management Fees, Other Expenses and Total Fund Operation Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because Mercantile Capital Advisors, Inc., the Fund’s advisor and administrator, is voluntarily waiving a portion of its fees. These fee waivers are being made in order to keep the annual fees and expenses for the Fund at a certain level and are set forth below. These fee waivers may be revised or cancelled at any time. The Fund’s investment advisor and administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year. These fee waivers are expected to result in the following fees and expenses for the current fiscal year:

Institutional Shares
Management Fees	0.287%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.313%
Total Annual Fund Operating Expenses	0.600%

Additional Information about Risk

The principal risks of investing in the Fund have been described above. The following supplements that discussion.

Securities Lending

To obtain interest income, the Fund may lend its portfolio securities to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is a risk that, when lending portfolio securities, the securities may not be available to the Fund on a timely basis. Therefore, the Fund may lose the opportunity to sell the securities at a desirable price. Additionally, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

Temporary Defensive Positions

The Fund may temporarily hold up to 100% of its total assets in investments that are not part of its principal investment strategy to try to avoid losses during unfavorable market conditions. The Fund may temporarily hold cash and/or high quality short-term money market

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instruments. This strategy could prevent the Fund from achieving its investment objective and could reduce the Fund’s return and affect its performance during a market upswing.

Other Types of Investments

This Prospectus describes the Fund’s principal investment strategies and the particular types of securities in which the Fund principally invests. The Fund may from time to time pursue other investment strategies and make other types of investments in support of its investment objective. These supplemental investment strategies and the risks involved are described in detail in the Statement of Additional Information (“SAI”), which is referred to on the back cover of this Prospectus.

INVESTING IN THE FUND

Getting Your Investment Started

Customers of Mercantile-Safe Deposit & Trust Company and its affiliated and correspondent banks (referred to as the “Banks”) may purchase Institutional Shares through their qualified accounts at such Banks and should contact the Banks directly for appropriate purchase instructions.

If you purchased shares directly through the Company, and had an existing account with the Company on September 30, 2002, you may continue to buy Institutional Shares. Please refer to purchase options described under “How To Buy Institutional Shares-Adding to Your Fund Account.”

Payments for Institutional Shares must be in U.S. dollars and should be drawn on a U.S. bank. Please remember that the Company reserves the right to reject any purchase order, including purchase orders accompanied by foreign and third party checks.

How To Buy Institutional Shares

Minimum Investments. The minimum initial aggregate investment for Banks acting on behalf of their customers is $1,000,000. There is no minimum investment requirement for subsequent purchases by such Banks. The Company reserves the right to waive these minimums in certain instances.

Adding to Your Fund Account. Direct investments in the Fund may be made in a number of different ways, as shown in the following chart. Simply choose the method that is most convenient for you. Any questions you have may be answered by calling 1-800-551-2145. As described above under “Getting Your Investment Started,” you may also purchase Institutional Shares through the Banks.

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To Add to an Account

By Mail	•	Make your check payable to Mercantile Funds, Inc. and mail it to: Mercantile Funds, Inc. P.O. Box 182028 Columbus, OH 43218-2028

	•	Please indicate the particular Fund and class of shares in which you are investing.

	•	Please include your account number on your check.

By Wire	•	Instruct your bank to wire Federal funds to: Huntington Bank, Columbus, OH 43219, Bank Routing #044000024, Mercantile Concentration A/C # 01899622436.

	•	Be sure to include your name and your Fund account number.

	•	The wire should indicate that you are making a subsequent purchase as opposed to opening a new account.

Consult your bank for information on remitting funds by wire and associated bank charges.

You may use other investment options, including automatic investments, exchanges and directed reinvestments, to invest in your Fund account. Please refer to the section below entitled “Shareholder Services” for more information.

Explanation of Sales Price. The public offering price for Institutional Shares of the Fund is the net asset value per share. The Fund will calculate its net asset value per shares by adding the value of the Fund’s investments, cash and other assets attributable to Institutional Shares, subtracting the Fund’s liabilities, and then dividing the result by the number of Institutional Shares of the Fund that are outstanding. This process is sometimes referred to as “pricing” the Fund’s shares.

The assets of the Fund are valued at market value or, if market quotes cannot be readily obtained, at fair value as determined by the Advisor under the supervision of the Company’s Board of Directors. Debt securities held by the Fund that have sixty days or less until they mature are valued at amortized cost, which generally approximates market value.

Sometimes the price of a security trading on a foreign stock exchange may be affected by events that happen after that exchange closes. If this happens, the fair value of the security may be determined using other factors and may not reflect the security’s last quoted price. In addition, foreign securities may trade on days when shares of the Fund are not priced. As a result, the net asset value per share of the Fund holding these securities may change on days when you won’t be able to buy or sell Fund shares.

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The Fund’s net asset value is computed as of the close of regular trading hours on the New York Stock Exchange (the “Exchange”) (currently 4:00 p.m. Eastern Time) on each weekday, with the exception of those holidays on which the Exchange is closed. The Fund and the Exchange currently observe the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency as determined by the Securities and Exchange Commission (“SEC”). In the event the Exchange does not open for business because of an emergency, the Company may, but is not required to, open one or more Funds for purchase, redemption and exchange transactions if the Federal Reserve wire system is open. To learn whether the Fund is open for business during an emergency situation, please call 1-800-551-2145.

Purchase orders will be accepted by the Fund’s transfer agent only on a day when the shares of the Fund are priced (referred to as a “Business Day”). If you purchase shares of the Fund through a financial institution, the financial institution is responsible for transmitting your purchase order and required funds to the Fund’s transfer agent on a timely basis.

Institutional Shares of the Fund are sold at the public offering price per share next computed after receipt of a purchase order by the Fund’s transfer agent. If you purchase shares of the Fund through a financial institution and the Fund’s transfer agent receives your purchase order from the financial institution on a Business Day prior to the close of regular trading hours (currently 4:00 p.m. Eastern Time) on the Exchange, your Fund shares will be purchased at the public offering price calculated at the close of regular trading hours on that day provided that the Fund’s custodian receives payment on the next Business Day in immediately available funds. If such payment is not received on the next Business Day, the financial institution that submitted the order will be notified that the order has not been accepted. Payments for orders which are not received will be returned after prompt inquiry.

If you purchase shares of the Fund directly through the Company and if your purchase order, in proper form (including all necessary documentation and signature guarantees, where required) and accompanied by payment, is received by the Fund’s transfer agent on a Business Day prior to the close of regular trading hours on the Exchange, your Institutional Shares will be purchased at the public offering price calculated at the close of regular trading hours on that day. Otherwise, your Institutional Shares will be purchased at the public offering price next calculated after the Fund’s transfer agent receives your purchase order in proper form with the required payment.

On a Business Day when the Exchange closes early due to a partial holiday or otherwise, the Company reserves the right to advance the times at which purchase orders must be received in order to be processed on that Business Day.

Customer Identification Program. Federal regulations require the Company to obtain your name, your date of birth, your residential address or principal place of business, as the case may be, and (if different) mailing address, and your Social Security number, certified employer identification number or other government-issued identification number when you open or re-

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open an account. Additional information may be required in certain circumstances. New Account Applications without such information may not be accepted. If you have applied for an employer identification number, the application must be provided at the time you open or reopen an account and the number submitted within 60 days of the establishment of the account. To the extent permitted by applicable law, the Company reserves the right to place limits on transactions in your account until your identity is verified.

How To Sell Institutional Shares

You can arrange to get money out of your Fund account by selling some or all of your Institutional Shares. This process is known as “redeeming” your Institutional Shares. If you purchased your Institutional Shares through an account at a financial institution, you may only redeem Institutional Shares in accordance with the procedures established by your financial institution. If you purchased your Institutional Shares directly from the Company, you can redeem Institutional Shares using any of the methods described below.

To Redeem Institutional Shares

By Mail	•	Send a written request to Mercantile Funds, Inc., P.O. Box 182028, Columbus, Ohio 43218-2028.

	•	Your written request must
		—	be signed by each account holder;
		—	state the number or dollar amount of Institutional shares to be redeemed and identify the specific Fund;
		—	include your account number.

	•	Signature guarantees are required
		—	for all redemption requests over $100,000;
		—	for any redemption request where the proceeds are to be sent to someone other than the shareholder of record or to an address other than the address of record.
By Electronic Transfer via Wire and/or Automated Clearing House (“ACH”) (available only if you completed the appropriate section on the New Account Application)	Please call 1-800-551-2145 for more complete instructions for all of the below:
	•	You will need to provide the account name, account number, name of Fund, class of shares and amount of redemption.

		—	$1,000 minimum per transaction for wires
		—	$100 minimum per transaction for ACH

•	If you have already opened your account and would like to add the electronic transfer feature, send a written request and
necessary documentation to: Mercantile Funds, Inc., P.O. Box
182028, Columbus, Ohio 43218-2028. The request must be
signed (and signatures guaranteed) by each account owner.

	•	To change bank instructions, send a written request and necessary documentation to the above address. The request must be signed (and signatures guaranteed) by each account owner.

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By Telephone (automatic unless you checked the appropriate box on the New Account Application)	•	Call 1-800-551-2145. You will need to provide the account name, account number, name of Fund, class of shares and amount of redemption.

	•	If you have already opened your account and would like to add the telephone redemption feature, send a written request to: Mercantile Funds, Inc., P.O. Box 182028, Columbus, Ohio 43218-2028. The request must be signed by each account owner.

Other redemption options, including exchanges and systematic withdrawals, are also available. Please refer to the section below entitled “Shareholder Services” for more information.

Explanation of Redemption Price. Redemption orders received in proper form (including all necessary documentation and signature guarantees, where required) by the Fund’s transfer agent are processed at their net asset value per share next determined after receipt, less any applicable CDSC. On a Business Day when the Exchange closes early due to a partial holiday or otherwise, the Company reserves the right to advance the time at which redemption orders must be received in order to be processed on that Business Day.

Payment for redemption orders with respect to the Fund generally will be wired or sent to the shareholder(s) of record within three Business Days after receipt of the redemption order.

Although the Company intends to pay redemption proceeds promptly as described above, it reserves the right to wire or send redemption proceeds within seven days after receiving the redemption order if the Advisor believes that earlier payment would adversely affect the Company. If you purchased your Institutional Shares directly through the Company, your redemption proceeds will be sent by check unless you otherwise direct the Company or the Fund’s transfer agent. The Automated Clearing House (“ACH”) system may also be utilized for payment of redemption proceeds. The Company normally pays redemption proceeds in cash, but it has the right to deliver readily marketable portfolio securities having a market value equal to the redemption price. Until you sell these portfolio securities, you’ll continue to bear the risk that the value of such securities may decline in response to changes in the U.S. or foreign markets. When you sell these portfolio securities, you’ll pay brokerage charges.

Financial institutions are responsible for transmitting their customers’ redemption orders to the Fund’s transfer agent and crediting their customers’ accounts with redemption proceeds on a timely basis. No charge is imposed by the Company for wiring redemption proceeds, although financial institutions may charge their customers’ accounts directly for redemption and other services. In addition, if a customer has agreed with a financial institution to maintain a minimum cash balance in his or her account and the balance falls below that minimum, the customer may be obliged to redeem some or all of the Fund shares held in the account in order to maintain the required minimum balance.

The Company imposes no charge when you redeem Institutional Shares. The value of the Institutional Shares you redeem may be more or less than your cost, depending on the Fund’s current net asset value.

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Other Purchase and Redemption Information

Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account.

Shareholders who purchased Institutional Shares directly through the Company should note that if an account balance falls below $500 as a result of redemptions and is not increased to at least $500 within 60 days after notice, the account may be closed and the proceeds sent to the shareholder.

If you purchased Institutional Shares by wire, you must have a New Account Application on file with the Fund’s transfer agent before any of those Institutional Shares can be redeemed. You should contact your bank for information about sending and receiving funds by wire, including any charges by your bank for these services. The Company may decide at any time to change the minimum amount per transaction for redemption of Institutional Shares by wire or to no longer permit wire redemptions.

You may initiate certain transactions by telephone. The Company and its agents will not be responsible for any losses resulting from unauthorized transactions when reasonable procedures to verify the identity of the caller are followed. To the extent that the Company does not follow such procedures, it and/or its agents may be responsible for any unauthorized transactions.

The Company reserves the right to refuse a telephone redemption if it believes it is advisable to do so (for example, if the Company believes that telephone instructions are fraudulent or unauthorized). Procedures for redeeming Institutional Shares by telephone may be modified or terminated by the Company at any time. It may be difficult to reach the Company by telephone during periods of unusual market activity. If this happens, you may redeem your Institutional Shares by mail as described above.

The Company may suspend the right of redemption or postpone the date of payment upon redemption (as well as suspend the recordation of the transfer of its shares) for such periods as permitted by SEC rules (for example, for any period during which the Exchange is closed, other than customary weekend and holiday closings, or during which trading on the Exchange is restricted).

If you attempt to sell Institutional Shares you recently purchased with a personal check, the Company may delay processing your request until it collects payment for those Institutional Shares. This process may take up to 15 days, so if you plan to sell Institutional Shares shortly after purchasing them, you may want to consider purchasing Institutional Shares with a certified check or via electronic transfer to avoid delays.

Certain redemption requests and other communications with the Company require a signature guarantee. Signature guarantees are designed to protect both you and the Company from fraud. To obtain a signature guarantee you should visit a financial institution that participates in the Stock Transfer Agents Medallion Program (“STAMP”). Guarantees must be signed by an authorized person at one of these institutions and be accompanied by the words “Signature Guaranteed.” A notary public cannot provide a signature guarantee.

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For current yield, purchase and redemption information, call 1-800-551-2145.

SHAREHOLDER SERVICES

The Company provides a variety of ways to make managing your investments more convenient. Some of these options require you to request them on the New Account Application. If you did not do so, you may request them after opening an account by calling 1-800-551-2145. Except for retirement plans, these options are available only to shareholders who purchase their Institutional Shares directly through the Company.

Retirement Plans

Institutional Shares of the Fund may be purchased in connection with certain tax-sheltered retirement plans, including individual retirement accounts. Institutional Shares may also be purchased in connection with profit-sharing plans, section 401(k) plans, money purchase pension plans and target benefit plans. Further information about how to participate in these plans, the fees charged by these plans, the limits on contributions to these plans and the services available to participants in such plans can be obtained from the Company. To invest through any tax-sheltered retirement plan, please call the Company at 1-800-551-2145 for information and the required separate application. You should consult with a tax advisor to determine whether a tax-sheltered retirement plan is available and/or appropriate for you.

Exchange Privilege

Institutional Shares of the Fund may be exchanged for Institutional Shares of any other Fund offered by the Company. You may exchange Institutional Shares by mailing your request to Mercantile Funds, Inc., P.O. Box 182028, Columbus, Ohio 43218-2028 or by telephoning your request to 1-800-551-2145. If you are opening a new account in a different Fund by exchange, the exchanged Institutional Shares must have a value of at least $500.

Exchanges will be processed only when the Institutional Shares being offered can legally be sold in your state. Exchanges may have tax consequences for you. Consult your tax advisor for further information.

To elect the exchange privilege after you have opened a Fund account, or for further information about the exchange privilege, call 1-800-551-2145. The Company reserves the right to reject any exchange request. The Company reserves the right, at any time without prior notice, to suspend, limit or terminate the exchange privilege of any shareholder who makes more than twelve exchanges in a calendar year. The Company may modify or terminate the exchange privilege, but will not materially modify or terminate it without giving shareholders 60 days’ notice.

Automatic Investment Plan

One easy way to pursue your financial goals is to invest money regularly. The Company offers an Automatic Investment Plan — a convenient service that lets you transfer money from your bank account into your Fund account automatically on a regular basis. At your option, your

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bank account will be debited in a particular amount ($100 minimum) that you have specified, and Institutional Shares will automatically be purchased monthly on the 15th day. If the 15th day is not a Business Day, the Institutional Shares will be purchased on the next Business Day. Your bank account must be maintained at a domestic financial institution that is an ACH member. You will be responsible for any loss or expense to the Fund if an ACH transfer is rejected. To select this option, or for more information, please call 1-800-551-2145.

The Automatic Investment Plan is one way in which you can use “Dollar Cost Averaging” in making investments. Dollar Cost Averaging can be useful in investing in portfolios, whose price per share fluctuates. Instead of trying to time market performance, a fixed dollar amount is invested in Institutional Shares at predetermined intervals. This may help you to reduce your average cost per share because the agreed upon fixed investment amount allows more Institutional Shares to be purchased during periods of lower share prices and fewer Institutional Shares during periods of higher prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. You should be aware, however, that Institutional Shares bought using Dollar Cost Averaging are made without regard to their price on the day of investment or to market trends. In addition, while you may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if you ultimately redeem your Institutional Shares at a price that is lower than their purchase price.

Systematic Withdrawals

The Company offers a convenient way of withdrawing money from your Fund account. You may request regular monthly, quarterly, semi-annual or annual withdrawals in any amount of $100 or more. The withdrawal will be made on the 15th day of those months corresponding to your selection of monthly, quarterly, semi-annual or annual withdrawals, and distributed in cash or reinvested in Institutional Shares of another Fund offered by the Company. If the 15th day of the month is not a Business Day, then the withdrawal will be made on the next Business Day. To elect this option, or for more information, please call 1-800-551-2145.

Directed Reinvestments

Generally, dividends and capital gain distributions are automatically reinvested in Institutional Shares of the Fund from which the dividends and distributions are paid. You may elect, however, to have your dividends and/or capital gain distributions automatically reinvested in Institutional Shares of another Fund offered by the Company. To elect this option, complete the appropriate section on the New Account Application, or for more information, please call 1-800-551-2145.

DIVIDENDS AND DISTRIBUTIONS

Shareholders receive dividends and net capital gain distributions. Dividends for the Fund are derived from its net investment income and are declared daily and paid monthly. The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. The Fund intends to declare and pay capital gains annually.

Institutional Shares in the Fund begin earning dividends on the day a purchase order is processed and continue earning dividends through and including the day before the Institutional

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Shares are redeemed. If you purchased Institutional Shares through a financial institution, your dividends and distributions will be paid in cash and wired to your financial institution. If you purchased your Institutional Shares directly from the Company, your dividends and distributions will be automatically reinvested in additional Institutional Shares of the Fund on which the dividend or distribution was declared unless you indicated differently on the New Account Application. At your option, cash, dividends and distributions will be paid by check or via ACH. To change between the cash and reinvest options, notify the Company at 1-800-551-2145 or in writing. If you have elected to receive dividends and/or distributions in cash by check and the postal or other delivery service is unable to deliver checks to your address of record, you will be deemed to have rescinded your election to receive dividends and/or distributions in cash and your dividends and distributions will be automatically reinvested in additional Institutional Shares. No interest will accrue on amounts represented by uncashed dividend and/or distribution checks.

TAX INFORMATION

Federal taxes. The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of the Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income. (However, if a Fund’s distributions exceed its net income and gain, that excess will generally result in a non-taxable return of capital to you.)

You will be subject to income tax on Fund distributions regardless whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

You should note that if you purchase Institutional Shares of the Fund just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as “buying into a dividend.”

You will recognize taxable gain or loss on a sale, exchange or redemption of your Institutional Shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the Institutional Shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held Institutional Shares.)

Any loss realized on Institutional Shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the Institutional Shares. Additionally, any loss realized on a sale or redemption of Institutional Shares of the Fund may be disallowed under “wash sale” rules to the extent the Institutional Shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the Institutional Shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

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The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, Institutional Shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

State and local taxes. Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however to the portions of the Fund’s distributions, if any, that are attributable to interest on U.S. Government securities.

Miscellaneous. The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign estates or trusts, or foreign corporations or partnerships may be subject to different U.S. federal income tax consequences. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

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MANAGEMENT OF THE COMPANY

Investment Advisor

Mercantile Capital Advisors, Inc. (“MCA”) is the investment advisor for the Fund. MCA, which has its main office at Two Hopkins Plaza, Baltimore, Maryland 21201, is a wholly-owned subsidiary of Mercantile-Safe Deposit & Trust Company and an indirect wholly-owned subsidiary of Mercantile Bankshares Corporation, a multi-bank holding company. As of June 30, 2003, MCA had approximately $             billion in assets under management and its parent company, Mercantile-Safe Deposit & Trust Company, had $             billion in assets under management.

MCA, subject to the general supervision of the Company’s Board of Directors, is responsible for supervising and managing all of the Fund’s operations, including overseeing the activities of the Sub-Advisor.

In exchange for these services, MCA is entitled to investment advisory fees from the Fund that are calculated daily and paid monthly, at the annual rate of .30% of the first $1 billion of the Fund’s average daily net assets, plus .20% of the Fund’s average daily net assets in excess of $1 billion. The Fund expects to pay MCA advisory fees (net of waivers) of .287% of the Fund’s average daily net assets during the current fiscal year.

MCA and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Baltimore area since 1864. For additional information on MCA, see http://www.adviserinfo.sec.gov.

Sub-Advisor

MCA has delegated responsibility for day-to-day portfolio management with respect to the Fund to Boyd Watterson Asset Management, LLC (the “Sub-Advisor” or “BWAM”). BWAM manages the investment portfolio of the Fund in accordance with the investment requirements and policies established by MCA. This includes selecting portfolio investments and placing purchase and sale orders for the Fund. BWAM receives a monthly fee from MCA based on the Fund’s average daily net assets.

BWAM, which has its main office at 1801 East Ninth Street, Cleveland, Ohio 44114, is a wholly-owned subsidiary of Mercantile-Safe Deposit & Trust Company and an indirect wholly-owned subsidiary of Mercantile Bankshares Corporation, a multi-bank holding company. As of June 30, 2003, BWAM had approximately $             billion in assets under management.

Brian Gevry and Deborah Winch serve as portfolio managers for the Fund. Brian L. Gevry, CFA, is the Chief Operating Officer and Assistant Chief Investment Officer of BWAM. Mr. Gevry joined BWAM in 1991. He has a BA from Cleveland State University and a MBA from Case Western Reserve University. He has 12 years of investment experience and oversees all trading and portfolio management activities at BWAM. He is also a member of the Cleveland Society of Security Analysts.

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Deborah S. Winch, CFA, is Senior Vice President of BWAM. Ms. Winch joined BWAM in 1990. She has a BA from Ursuline College and has 11 years of investment experience. She is also Vice President of the Cleveland Society of Security Analysts.

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Service Providers

Management and support services are provided to the Fund by several organizations.

Investment Advisor and Administrator:

Mercantile Capital Advisors, Inc.

Baltimore, Maryland

Sub-Advisor:

Boyd Watterson Asset Management, LLC

Cleveland, Ohio

Custodian:

The Fifth Third Bank

Cincinnati, Ohio

Transfer Agent:

BISYS Fund Services Ohio, Inc.

Columbus, Ohio

Distributor:

BISYS Fund Services Limited Partnership

Columbus, Ohio

For More Information

You’ll find more information about the Fund in the following documents:

Annual and Semi-Annual Reports

The Company’s annual and semi-annual reports will contain more information about the Fund and a discussion about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

Statement of Additional Information (SAI)

The SAI contains detailed information about the Fund and its policies. By law, it is incorporated by reference into (considered to be part of) this Prospectus.

You can get a free copy of these documents, request other information about the Fund and make shareholder inquiries by calling 1-800-551-2145 or writing to:

Mercantile Funds, Inc.

Mutual Fund Administration

Two Hopkins Plaza

Baltimore, Maryland 21201

Or visit us on the web at www.mercantilemutualfunds.com.

If you buy your shares through a financial institution, you may contact your institution for more information.

You may review and obtain copies of the Fund’s documents by visiting the SEC’s Public Reference Room in Washington, DC. You may also obtain copies of the Fund’s documents after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, DC 20549-0102 or by electronic request to publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

Reports and other information about the Fund are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

The Company’s Investment Company Act File No. is 811-5782.

MERCANTILE FUNDS, INC.

Mercantile Low Duration Bond Fund

Class A Shares, Class B Shares, Class C Shares and Institutional Shares

Statement of Additional Information

                            , 2003

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

This Statement of Additional Information is meant to be read in conjunction with the Prospectuses dated                             , 2003, as supplemented, for Class A Shares, Class B Shares and Class C Shares and Institutional Shares of the Low Duration Bond Fund (the “Prospectuses”). This Statement of Additional Information is incorporated by reference in its entirety into the Prospectuses. Because this Statement of Additional Information is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Copies of the Prospectuses may be obtained without charge by calling 1-800-551-2145 or by writing Mercantile Funds, Inc., c/o BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219-3035. Capitalized terms used but not defined herein have the same meanings as in the Prospectuses.

Shares of the Fund are not bank deposits or obligations of, or guaranteed, endorsed or otherwise supported by, Mercantile-Safe Deposit and Trust Company, its parent company or its affiliates, and such shares are not federally insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. Investment in the Fund involves investment risks, including possible loss of principal. You could lose money by investing in the Fund. In addition, the dividends paid by the Fund will go up and down. Mercantile Capital Advisors, Inc., a wholly-owned subsidiary of Mercantile-Safe Deposit and Trust Company, serves as investment advisor and administrator to the Fund, is paid fees for its services, and is not affiliated with BISYS Fund Services Limited Partnership, the Fund’s distributor.

MERCANTILE FUNDS, INC.

Mercantile Funds, Inc. (the “Company”) is a Maryland corporation which commenced operations on July 21, 1989 as an open-end, professionally managed investment company. The Company was formerly known as M.S.D.& T. Funds, Inc. The Company currently offers Class A Shares, Class B Shares, Class C Shares and Institutional Shares in three money market portfolios (the Prime Money Market Fund, Government Money Market Fund and Tax-Exempt Money Market Fund, also referred to herein as the “Money Market Funds”); six bond portfolios (the Low Duration Bond Fund, Limited Maturity Bond Fund, Total Return Bond Fund, Maryland Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund and National Tax-Exempt Bond Fund, collectively referred to herein as the “Bond Funds”); and six equity portfolios (the Growth & Income Fund, Equity Income Fund, Equity Growth Fund, Capital Opportunities Fund, International Equity Fund and Diversified Real Estate Fund, collectively referred to herein as the “Equity Funds”). The Company currently offers Class A Shares, Class B Shares, Class C Shares and Institutional Shares in fifteen portfolios, including the Low Duration Bond Fund. The Low Duration Bond Fund (the “Fund”) is classified as diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).

This Statement of Additional Information is specific to the Fund. Information regarding other portfolios of the Company is described in separate statements of additional information and related prospectuses.

INVESTMENT OBJECTIVES, POLICIES AND RISKS

The investment objective, principal investment strategies and principal risks of the Fund are described in the Prospectus relating to such Fund. The following information supplements the description of the Funds’ investment objectives, policies and risks as set forth in the Prospectus.

The Fund’s investment advisor (the “Advisor”) and sub-advisor (the “Sub-Advisor”) use a range of investments and investment techniques in seeking to achieve the Fund’s investment objective. The Fund does not use all of the investments and investment techniques described below, which involve various risks that are also described in the following sections. You should consider whether the Fund best meets your investment goals. The Advisor and Sub-Advisor will use their best efforts to achieve the Fund’s investment objective, although its achievement cannot be assured. An investor should not consider an investment in the Fund to be a complete investment program.

Low Duration Bond Fund

Under normal circumstances, the Low Duration Bond Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of investment grade fixed income securities. Principal investments include U.S. Government obligations; corporate debt obligations; foreign and Yankee obligations; mortgage-backed securities and asset-backed securities; collateralized mortgage obligations (CMOs); and repurchase agreements backed by U.S. Government obligations. U.S. Government obligations may include U.S. Treasury obligations and obligations of certain U.S. Government agencies. Mortgage-backed securities may include Ginnie Maes, Fannie Maes and Freddie Macs. Although the Fund invests primarily in the debt obligations of U.S. issuers, it may invest up to 25% of its total assets in U.S. dollar-denominated debt obligations of foreign corporations and governments. Under normal market conditions, the Fund will have a dollar-weighted average duration of three years or less.

The Fund may invest only in debt obligation issuers that are rated A or higher by a nationally recognized statistical rating organization (each a “Rating Agency”), such as Moody’s Investors Services or Standard & Poor’s, or, if unrated, determined by the Sub-Advisor to be of comparable quality. In the event that a security is downgraded, the Sub-Advisor will review the security and may sell or retain the security at its discretion.

Risk Factors

Interest Rate Risk and Credit Risk

To the extent that the Fund invests in fixed income securities, its holdings of such securities are sensitive to changes in interest rates and the interest rate-environment. Generally, the market value of fixed income securities (including municipal obligations) in the Fund can be expected to vary inversely to changes in prevailing interest rates. You should recognize that in periods of declining interest rates the market value of investment portfolios comprised primarily of fixed income securities will tend to increase, and in periods of rising interest rates the market value will tend to decrease. You should also recognize that in periods of declining interest rates, the yields of investment portfolios comprised primarily of fixed income securities will tend to be higher than prevailing market rates and, in periods of rising interest rates, yields will tend to be somewhat lower. Debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also affect the value of these investments. Fluctuations in the market value of fixed income securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in the Fund’s net asset value.

Derivative Instruments

The Fund may purchase certain “derivative” instruments as described below under various headings. Derivative instruments are instruments that derive value from the performance of underlying assets, interest or currency exchange rates or indices, and include, but are not limited to, participation certificates, custodial receipts, futures contracts, options, forward foreign currency contracts, interest rate swaps and structured debt obligations (including collateralized mortgage obligations and other types of mortgage-related securities, “stripped” securities and various floating rate instruments).

Derivative instruments present, to varying degrees, market risk that the performance of the underlying assets, interest or exchange rates or indices will decline; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest or exchange rates change adversely, the value of the derivative instrument will decline more than the assets, rates or indices on which it is based; liquidity risk that the Fund will be unable to sell a derivative instrument when it wants because of lack of market depth or market disruption; pricing risk that the value of a derivative instrument will not correlate exactly to the value of the underlying assets, rates or indices on which it is based; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Some derivative instruments are more complex than others, and for those instruments that have been developed recently, data is lacking regarding their actual performance over complete market cycles.

The Fund’s Sub-Advisor will evaluate the risks presented by the derivative instruments purchased by a Fund, and will determine, in connection with its day-to-day management of the Fund, how they will be used in furtherance of the Fund’s investment objective. It is possible, however, that the evaluations of the Sub-Advisor will prove to be inaccurate or incomplete and, even when accurate and complete, it is possible that the Fund will, because of the risks discussed above, incur loss as a result of its investments in derivative instruments.

Foreign Securities

There are risks and costs involved in investing in securities of foreign issuers (including foreign governments), which are in addition to the usual risks inherent in U.S. investments. Investments in foreign securities may involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may involve risks associated with the level of currency exchange rates, less complete financial information about the issuer, less market liquidity and political instability. Future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible difficulty in taking appropriate legal action in a foreign court, the possible establishment of exchange controls or the adoption of other governmental restrictions might adversely affect the payment of dividends or principal and interest on foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements.

Although the Fund may invest in securities denominated in foreign currencies, the Fund values its securities and other assets in U.S. dollars. As a result, the net asset value of the Fund’s shares will fluctuate with U.S. dollar exchange rates, as well as with price changes of the Fund’s securities in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the currencies in which the Fund makes its investments could reduce the effect of increases and magnify the effect of decreases in the prices of the Fund’s securities in their local markets. Conversely, a decrease in the value of the U.S. dollar will have the opposite effect of magnifying the effect of increases and reducing the effect of decreases in the prices of the Fund’s securities in their local markets. In addition to favorable and unfavorable currency exchange-rate developments, the Fund is subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.

Certain of the risks associated with investments in foreign securities are heightened with respect to investments in developing countries and fledgling democracies. The risks of expropriation, nationalism and social, political and economic instability are greater in those countries than in more developed capital markets.

Additional Information on Investment Policies and Risks

Government Obligations and Money Market Instruments

The Fund may invest in securities issued or guaranteed by the U.S. Government, including but not limited to direct U.S. Treasury obligations, as well as in obligations issued or guaranteed by U.S. Government agencies and instrumentalities. Examples of the types of U.S. Government obligations that may be acquired by the Funds include, in addition to U.S. Treasury bonds, notes and bills, the obligations of the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, Federal Financing Bank, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Federal Farm Credit Banks, Maritime Administration, Tennessee Valley Authority, Washington D.C. Armory Board, International Bank for Reconstruction and Development (the “World Bank”), and Resolution Trust Corporation. Obligations of certain agencies and instrumentalities, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank, are supported by the issuer’s right to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the entity’s obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are backed solely by the issuer’s credit. There is no assurance that the U.S. Government would provide support to a U.S. Government-sponsored entity were it not required to do so by law.

Certain U.S. Government obligations held by the Fund may be variable or floating rate instruments. Others may have remaining maturities exceeding 397 days if such securities provide for adjustments in their interest rates not less frequently than every 397 days and the adjustments are sufficient to cause the securities to have market values, after adjustment, which approximate their par value.

The Fund may from time to time invest in money market instruments, including bank obligations, commercial paper and corporate bonds with remaining maturities of thirteen months or less. Bank obligations include bankers’ acceptances, negotiable certificates of deposit and non-negotiable time deposits issued or supported by U.S. or foreign banks that have total assets of more than $1 billion at the time of purchase (the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches). The Fund may invest in obligations of foreign banks or foreign branches of U.S. banks when the Sub-Advisor determines that the instrument presents minimal credit risks. Investments in the obligations of foreign banks and foreign branches of U.S. banks involve different risks than investments in the obligations of U.S. banks, including less stringent reserve requirements and different accounting, auditing and recordkeeping standards. Investments in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 25% of the Fund’s total assets at the time of purchase.

Taxable commercial paper purchased by the Fund will be rated at the time of purchase within the highest rating category assigned by a Rating Agency. Corporate bonds purchased by the Fund with remaining maturities of thirteen months or less will be rated at the time of purchase within the highest rating category assigned by a Rating Agency. In addition, the Fund may acquire unrated commercial paper and corporate bonds that are determined by the Sub-Advisor at the time of purchase to be of comparable quality. Commercial paper may include variable and floating rate instruments.

Variable and Floating Rate Instruments

The Fund may purchase variable and floating rate instruments, including variable rate demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rates. Because of the absence of a market in which to resell a variable or floating rate instrument, the Fund might have trouble selling an instrument should the issuer default or during periods when the Fund is not permitted by agreement to demand payment of the instrument, and for this and other reasons a loss could occur with respect to the instrument.

The Sub-Advisor of the Fund will consider the earning power, cash flows, and other liquidity ratios of the issuers and guarantors of variable and floating rate instruments and, if the obligation is subject to a demand feature, will monitor their financial ability to meet payment on demand. In determining average weighted portfolio maturity, a variable rate instrument will usually be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the time the Fund can recover payment of principal as specified in the instrument. A floating rate instrument will usually be deemed to have a maturity equal to the date on which the principal amount must be paid, or the date on which the redemption payment must be made, in the case of an instrument called for redemption. A floating rate instrument that is subject to a demand feature will usually be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. An instrument that is issued or guaranteed by the U.S. Government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 397 days will generally be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate or earlier maturity.

Municipal Obligations

The Fund may invest from time to time in municipal obligations. Municipal obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. Municipal obligations may be advantageous for a taxable Fund when, as a result of prevailing economic, regulatory or other circumstances, the yield of such securities on a pre-tax basis is comparable to that of other debt securities the Fund can purchase. Dividends paid by a taxable Fund that come from interest on municipal obligations will be taxable to shareholders.

The two main types of municipal obligations are “general obligation” securities (which are secured by the issuer’s full faith, credit and taxing power) and “revenue” securities (which are payable only from revenues received from the operation of a particular facility or other revenue source). A third type of municipal obligation, normally issued by special purpose public authorities, is known as a “moral obligation” security. If the issuer of a “moral obligation” security is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund (if such a fund has been established), the restoration of which is a moral commitment but not a legal obligation of the state or municipality that created the issuer. There are, of course, variations in the quality of municipal obligations, both within a particular classification and between classifications, and the yields on municipal obligations depend upon a variety of factors, including market conditions generally and the municipal bond market in particular, the financial condition of the issuer, the size of a particular offering, the maturity of the obligation, and the rating of the issue. Private activity bonds (which are a type of obligation that, although exempt from regular federal income tax, may be subject to the federal alternative minimum tax) are usually revenue securities issued by or for public authorities to finance a privately operated facility.

In many cases, the Internal Revenue Service has not ruled on whether the interest received on a municipal obligation is tax-exempt and, accordingly, the purchase of such securities is based on the opinion of bond counsel or counsel to the issuers of such instruments. The Company and the Sub-Advisor rely on these opinions and do not intend to review the bases for them.

Municipal obligations purchased by the Fund in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, municipal obligations may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a municipal obligation held by the Fund could have an adverse effect on the Fund’s portfolio and the value of its shares. Foreign letters of credit and guarantees involve certain risks in addition to those of domestic obligations.

Municipal obligations acquired by the Fund may include general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax-exempt commercial paper, construction loan notes, and other forms of short-term tax-exempt loans. Such instruments are issued in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. In addition, the Fund may invest in bonds and other types of longer-term tax-exempt instruments provided that they have remaining maturities of 397 days or less at the time of purchase.

Private activity bonds have been or are issued to obtain funds to provide privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

The payment of principal and interest on most municipal obligations purchased by the Fund will depend upon the ability of the issuers to meet their obligations. The District of Columbia, each state, each of their political subdivisions, agencies, instrumentalities, and authorities and each multi-state agency of which a state is a member, as well as the Commonwealth of Puerto Rico, Guam and the Virgin Islands, is a separate “issuer” as that term is used in the Prospectus and this Statement of Additional Information. The non-governmental user of facilities financed by private activity bonds is also considered to be an “issuer.”

An issuer’s obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its municipal obligations may be materially adversely affected by litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. For example, under federal tax legislation enacted in 1986, interest on certain private activity bonds must be included in an investor’s federal alternative minimum taxable income, and corporate investors must treat all tax-exempt interest as an item of tax preference (see “Additional Information Concerning Taxes”). In such an event, the Company would reevaluate the investment objectives and policies of such Funds.

Stand-By Commitments

The Fund may acquire “stand-by commitments” with respect to municipal obligations held in their portfolios. Under a stand-by commitment, a dealer or bank agrees to purchase from the Fund, at the Fund’s option, specified municipal obligations at a specified price equal to their amortized cost value plus interest. Stand-by commitments may be exercisable by the Fund involved at any time before the maturity of the underlying municipal obligations, and may be sold, transferred or assigned only with the instruments involved.

The Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Fund will not exceed  1/2 of 1% of the value of such Fund’s total assets calculated immediately after each stand-by commitment is acquired.

The Fund intends to enter into stand-by commitments only with banks, brokers or dealers which, in the opinion of the Sub-Advisor, present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, the Sub-Advisor will review periodically the issuer’s assets, liabilities, contingent claims and other relevant financial information. The Fund’s reliance upon the credit of these banks, brokers and dealers will be secured by the value of the underlying municipal obligations that are subject to the commitment.

The Fund would acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying municipal obligations. Stand-by commitments acquired by the Fund would be valued at zero in determining net asset value. Where the Fund paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Fund.

Asset-Backed Securities

The Fund may purchase asset-backed securities, which are securities backed by auto or home equity loans, installment sale contracts, credit card receivables or other assets. The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. The prepayment rate is primarily a function of current market rates and conditions. In periods of falling interest rates, the rate of prepayment tends to increase. During such periods, the reinvestment of prepayment proceeds by the Fund will generally be at a lower rate than the rate on the prepaid obligation. Prepayments may also result in some loss of the Fund’s principal investment if any premiums were paid. As a result of these yield characteristics, some high-yielding asset-backed securities may have less potential for growth in value than conventional bonds with comparable maturities. These characteristics may result in a higher level of price volatility for these assets under certain market conditions.

Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generally consisting of both interest and principal generated by particular assets, most often a pool of assets similar to one another. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities.

The estimated life of an asset-backed security varies with the prepayment experience of the underlying debt instruments. The rate of such prepayments, and hence the life of the asset-backed security, will be primarily a function of current market interest rates, although other economic and demographic factors may be involved.

Asset-backed securities are subject to greater risk of default during periods of economic downturn than conventional debt instruments and the holder frequently has no recourse against the entity that originated the security. In addition, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in the Fund experiencing difficulty in valuing or liquidating such securities. For these reasons, under certain circumstances, such instruments may be considered illiquid securities subject to the Fund’s limitation on illiquid investments described below under “Managing Liquidity.”

Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

Mortgage-Related Securities

The Fund may invest in mortgage-backed securities issued or guaranteed by U.S. Government agencies and private issuers. Such securities may include collateralized mortgage obligations (“CMOs”) and U.S. Government stripped mortgage-backed securities (“SMBS”).

CMOs are a type of bond issued by non-governmental entities which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs frequently elect to be taxed as a pass-through entity known as a real estate mortgage investment conduit or REMIC. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date.

SMBS represent beneficial ownership interests in either periodic principal distributions (“principal-only”) or interest distributions (“interest-only”) on mortgage-backed certificates issued by a U.S. Government agency and representing interests in pools of mortgage loans. These principal-only or interest-only distributions are stripped from the underlying mortgage-backed security by private entities or by the agency that issued the mortgage-backed certificate.

The yield characteristics of mortgage-related securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., mortgage loans) generally may be prepaid at any time. The prepayment rate is primarily a function of current market rates and conditions. In periods of rising interest rates, the rate of prepayment tends to increase. During periods of falling interest rates, the reinvestment of prepayment proceeds by the Fund will generally be at a lower rate than the rate on the prepaid obligation. Prepayments may also result in some loss of the Fund’s principal investment if any premiums were paid. As a result of these yield characteristics, some high-yielding mortgage-related securities may have less potential for growth in value than conventional bonds with comparable maturities. These characteristics may result in a higher level of price volatility for these securities under certain market conditions. In addition, SMBS may exhibit greater price volatility and interest rate risk than other types of mortgage-related securities because of the manner in which their principal and interest are returned to investors.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association (“GNMA”) include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”), which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association (“FNMA”) include FNMA-guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private shareholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation (“FHLMC”) include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “Pcs”). FHLMC is a corporate instrumentality of the United States created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Although certain mortgage-related securities are guaranteed by a third party or are otherwise similarly secured as described above, the market value of the security, which may fluctuate, is not secured. To the extent that the Fund purchases mortgage-related or mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund’s principal investment to the extent of the premium paid. The yield of the Fund may be affected by reinvestment of prepayments at higher or lower rates than the original investment. In addition, like other debt securities, the value of mortgage-related securities, including government and government-related mortgage pools, will generally fluctuate in response to market interest rates.

Downgraded and Lower Quality Debt Securities (“Junk Bonds”)

The ratings assigned by each Rating Agency are representations of their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund.

In the event that an investment grade debt security is downgraded by a Rating Agency, the Sub-Advisor will review the security and may retain the security at its discretion. The Fund may hold up to 10% of its net assets in lower quality debt securities. Such securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of (or actual) default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Issuers of low rated or non-rated securities (“high yield” securities, commonly known as “junk bonds”) may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer’s ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer’s inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower-rated securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.

Lower-rated securities frequently have call or redemption features which would permit an issuer to repurchase the security from a Fund. If a call were exercised by the issuer during a period of declining interest rates, the Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Fund and dividends to shareholders.

A Fund may have difficulty disposing of certain lower-rated securities because there may be a thin trading market for such securities. The secondary trading market for high yield securities is generally not as liquid as the secondary market for higher rated securities. Reduced secondary market liquidity may have an adverse impact on market price and a Fund’s ability to dispose of particular issues when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer.

Repurchase Agreements

The Fund may buy portfolio securities subject to the seller’s agreement to repurchase them at an agreed upon date and price. These transactions are known as repurchase agreements. Repurchase agreements involve the risk that the seller will fail to repurchase the securities as agreed. In that event, the Fund will bear the risk of possible loss due to adverse market action or delays in liquidating the underlying obligations. Repurchase agreements are considered to be loans under the 1940 Act.

The repurchase price under repurchase agreements generally is equal to the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Fund’s custodian or registered in the name of the Fund involved on the Federal Reserve/Treasury book-entry system. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price (including accrued interest). Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations. The Fund will enter into repurchase agreements only with financial institutions that the Advisor or Sub-Advisor deems creditworthy, and during the term of any repurchase agreement, the Advisor or Sub-Advisor will continue to monitor the creditworthiness of the seller.

Reverse Repurchase Agreements

The Fund may borrow money for temporary purposes by entering into reverse repurchase agreements. Under these agreements, the Fund sells portfolio securities to a financial institution and agrees to buy them back at an agreed upon date and price. Reverse repurchase agreements may be used to meet redemption requests without selling portfolio securities. Reverse repurchase agreements involve the risk of counterparty default and possible loss of collateral held by the counterparty. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

Whenever the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account cash or liquid portfolio securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. The Fund would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. Reverse repurchase agreements involve the risk that the market value of the portfolio securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase.

When-Issued Purchases and Forward Commitments

The Fund may purchase securities on a “when-issued” basis and may enter into a “forward commitment” to purchase or sell securities. These transactions, which involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date, permit the Fund to lock in a price or yield on a security it intends to purchase or sell, regardless of future changes in interest rates. The Fund will bear the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the delivery takes place. The Fund does not intend to engage in when-issued and forward commitment transactions for speculative purposes.

When the Fund agrees to purchase securities on a when-issued basis or enters into a forward commitment to purchase securities, the Fund’s custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund’s commitment. It may be expected that the Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Fund’s liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Fund expects that its commitments to purchase securities on a when-issued or forward commitment basis will not exceed 25% of the value of its total assets. In the case of a forward commitment to sell portfolio securities, the Fund’s custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding.

The Fund will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund involved may realize a capital gain or loss.

When the Fund engages in when-issued or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the Fund’s net asset value starting on the day the Fund agrees to purchase the securities.

The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in such Fund’s assets, and fluctuations in the value of the underlying securities are not reflected in such Fund’s net asset value as long as the commitment remains in effect.

Other Investment Companies

In connection with the management of its daily cash position, the Fund may invest in securities issued by other investment companies which invest in eligible quality, short-term debt securities, whether taxable or tax-exempt, and which seek to maintain a $1.00 net asset value per share, i.e., “money market” funds. In addition, the Fund may invest in securities issued by other non-money market investment companies that invest in the types of securities in which the Fund itself is permitted to invest. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears in connection with its own operations.

The Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. The Fund shall limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Company as a whole.

Lending Portfolio Securities

The Fund may lend its portfolio securities to broker-dealers and other institutions as a means of earning additional income. Although securities loans will be fully collateralized, such loans present risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral if the borrower of the securities fails financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and only when, in the judgment of the Advisor or Sub-Advisor, the income to be earned from the loans justifies the attendant risks.

When the Fund lends its securities, it continues to receive interest or dividends on the securities loaned and also earns income on the loans. Any cash collateral received by the Fund in connection with such loans will be invested in short-term money market obligations. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted if a material event affecting the investment occurs. While there is no limit on the amount of securities which the Fund may loan, fees attributable to securities lending activities are subject to certain limits under the Internal Revenue Code of 1986, as amended.

Options Trading

The Fund may write covered call options, buy put options, buy call options and sell, or “write,” secured put options on particular securities or various securities indices. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on a securities index provides the holder with the right to make or receive a cash settlement upon exercise of the option.

A listed call option for a particular security gives the purchaser of the option the right to buy from a clearing corporation, and a writer has the obligation to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

When the Fund writes a call option on a security, the option is “covered” if the Fund involved owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid portfolio securities in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund involved maintains with its custodian cash or liquid portfolio securities equal to the contract value. A call option is also covered if the Fund involved holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or liquid portfolio securities in a segregated account with its custodian. A secured put option written by the Fund means that the Fund maintains in a segregated account with the custodian cash or U.S. Government securities in an amount not less than the exercise price of the option at all times during the option period.

The principal reason for writing call options on a securities portfolio is the attempt to realize, through the receipt of premiums, a greater current return than would be realized on the securities alone. In return for the premium, the covered option writer gives up the opportunity for profit from a price increase in the underlying security above the exercise price so long as its obligation as a writer continues, but retains the risk of loss should the price of the security decline. Unlike a party who owns securities not subject to an option, the covered option writer has no control over when it may be required to sell its securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer.

The Fund’s obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund’s executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered call option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. The Fund will write an option on a particular security only if the Sub-Advisor believes that a liquid secondary market will exist on an exchange for options of the same series which will permit the Fund to make a closing purchase transaction in order to close out its position.

When the Fund writes a covered call option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. Any gain on a covered call option may be offset by a decline in the market price of the underlying security during the option period. If a covered call option is exercised, the Fund involved may deliver the underlying security held by it or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss. If a secured put option is exercised, the amount paid by the Fund for the underlying security will be partially offset by the amount of the premium previously paid to the Fund. Premiums from expired options written by the Fund and net gains from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

Options purchased by the Fund will not exceed 5%, and options written by the Fund will not exceed 25%, of its net assets. Options may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation which performs the obligations of its members if they default.

Options trading is a highly specialized activity and carries greater than ordinary investment risk. Purchasing options may result in the complete loss of the amounts paid as premiums to the writer of the option. In writing a covered call option, the Fund gives up the opportunity to profit from an increase in the market price of the underlying security above the exercise price (except to the extent the premium represents such a profit). Moreover, it will not be able to sell the underlying security until the covered call option expires or is exercised or a Fund closes out the option. In writing a secured put option, the Fund assumes the risk that the market value of the security will decline below the exercise price of the option. The use of covered call and secured put options will not be a primary investment technique of the Fund.

Transactions in options on securities and indices also involve additional risks. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

Futures and Related Options on Futures Contracts

The Fund may invest to a limited extent in futures contracts and options on futures contracts in order to gain fuller exposure to movements of securities prices pending investment, for hedging purposes or to maintain liquidity. Futures contracts obligate the Fund, at maturity, to take or make delivery of certain securities or the cash value of a securities index. The Fund may not purchase or sell a futures contract (or related option) unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 5% or less of its total assets (after taking into account certain technical adjustments), except as may be otherwise permitted under applicable regulations.

The Fund may also purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When the Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When the Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, the Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund intends to purchase. Similarly, if the value of the Fund’s portfolio securities is expected to decline, the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts.

More information regarding futures contracts and related options can be found in Appendix B.

Managing Liquidity

Disposing of illiquid investments may involve time-consuming negotiations and legal expenses, and it may be difficult or impossible to dispose of such investments promptly at an acceptable price. Additionally, the absence of a trading market can make it difficult to value a security. For these and other reasons the Fund will not invest more than 15% of the value of its respective net assets in illiquid securities. Illiquid securities include repurchase agreements and time deposits that do not permit the Fund to terminate them after seven days’ notice, restricted securities, unlisted foreign currency options and other securities, for which market quotations are not readily available. Certain securities that might otherwise be considered illiquid, however, such as some issues of commercial paper and variable amount master demand notes with maturities of nine months or less and securities for which the Advisor or Sub-Advisor has determined pursuant to guidelines adopted by the Company’s Board of Directors that a liquid trading market exists (including certain securities that may be purchased by institutional investors under SEC Rule 144A) are not subject to this limitation. Investments in Rule 144A securities could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers were no longer interested in purchasing these restricted securities.

Portfolio Transactions and Turnover

Subject to the general supervision and approval of the Company’s Board of Directors, Boyd Watterson Asset Management, LLC (“BWAM” or the “Sub-Advisor”) is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund in accordance with the investment policies and requirements established by the Advisor or Sub-Advisor.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment of brokerage commissions which are generally fixed.

Transactions in both foreign and domestic over-the-counter markets are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Sub-Advisor where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances in which better prices and execution are available elsewhere.

Securities purchased and sold by the Fund are generally traded on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down.

The Fund may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Sub-Advisor, in its sole discretion, believes such practice to be otherwise in the Fund’s interests.

In making portfolio investments, the Fund’s Sub-Advisor seeks to obtain the best net price and the most favorable execution of orders. The Sub-Advisor may, in its discretion, effect transactions in portfolio securities with dealers who provide research advice or other services to the Fund or the Sub-Advisor. The Sub-Advisor is authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the Sub-Advisor determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Sub-Advisor’s overall responsibilities to the Fund and to the Company. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.

Supplementary research information so received (if any) is in addition to, and not in lieu of, services required to be performed by the Sub-Advisor and does not reduce the advisory fees payable by the Fund or the sub-advisory fees payable by the Advisor. The Board of Directors will periodically review the commissions paid by the Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

Investment decisions for the Fund are made independently from those for other accounts advised or managed by the Advisor or Sub-Advisor. Such other accounts may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and such other accounts, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Advisor (or Sub-Advisor) believes to be equitable to the Fund and such other accounts. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable or sold for the Fund. To the extent permitted by law, the Advisor (or Sub-Advisor) may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for such other accounts in order to obtain the best execution.

The Fund will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase agreements with the Advisor, Sub-Advisor, BISYS Fund Services Limited Partnership or any affiliated person (as such term is defined in the 1940 Act) of any of them, except to the extent permitted by the 1940 Act or the SEC. Under certain circumstances, the Fund may be at a disadvantage because of these limitations in comparison with other investment companies which have similar investment objectives but are not subject to such limitations.

The Fund may from time to time purchase securities issued by the Company’s “regular broker/dealers.”

The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less.

Under certain market conditions, the Fund may experience a high portfolio turnover rate as a result of its investment strategies. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. Higher portfolio turnover rates (100% or more) can result in corresponding increases in brokerage commissions and other transaction costs which must be borne by the Fund involved and ultimately by its shareholders.

The portfolio turnover rate for the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions for the Fund, and the Fund may engage in short-term trading to achieve its investment objective.

FUNDAMENTAL LIMITATIONS

The investment objective of the Fund discussed in the Prospectuses may be changed by the Company’s Board of Directors without shareholder approval, although shareholders will be given at least 30 days’ written notice before such a change occurs. Unless otherwise noted, the Fund’s investment policies discussed above and in the Fund’s Prospectuses are not fundamental and may be changed by the Company’s Board of Directors without shareholder approval.

The Fund is subject to the following fundamental limitations, which may be changed with respect to the Fund only by a vote of the holders of a majority of the Fund’s outstanding shares (as defined below under “Miscellaneous”).

The Fund may not:

1. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of such issuer, or, with respect to the Fund, more than 10% of the issuer’s outstanding voting securities would be owned by the Fund, except that up to 25% of the value of the total assets of the Fund may be invested without regard to these limitations. For purposes of these limitations, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security will not be deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund’s total assets.

2. Purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) obligations issued or guaranteed by the United States, any state, territory, or possession of the United States, the District of Columbia, or any of their authorities, agencies, instrumentalities, or political subdivisions; and (ii) repurchase agreements secured by any such obligations; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be classified according to their services (for example, gas, gas transmission, electric and gas, and electric and telephone each will be considered a separate industry).

3. Borrow money or, issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or pledge any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of its total assets at the time of such borrowing. The Fund will not purchase portfolio securities while borrowings (including reverse repurchase agreements and borrowings from banks) in excess of 5% of such Fund’s total assets are outstanding. Securities held by the Fund in escrow or separate accounts in connection with the Fund’s investment practices are not deemed to be pledged for purposes of this limitation.

4. Purchase or sell real estate, except that (a) the Fund may purchase securities of issuers which deal in real estate; (b) the Fund may invest in municipal obligations secured by real estate or interests therein; (c) the Fund may purchase securities which are secured by real estate or interests therein; (d) and the Fund may invest in mortgage-related securities, including collateralized mortgage obligations and mortgage-backed securities which are issued or guaranteed by the United States, its agencies or its instrumentalities.

5. Act as an underwriter of securities, except to the extent that the purchase of obligations directly from the issuer thereof in accordance with the Fund’s investment objective, policies, and limitations may be deemed to be underwriting.

6. Write or sell put options, call options, straddles, spreads, or any combination thereof, except that the Fund may engage in transactions in options on securities, securities indices, futures contracts and options on futures contracts.

7. Purchase securities of companies for the purpose of exercising control.

8. Purchase securities on margin, make short sales of securities, or maintain a short position, except that (a) this investment limitation shall not apply to transactions in options, futures contracts and related options, if any; and (b) the Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

9. Purchase or sell commodities or commodity contracts, or invest in oil, gas, or mineral exploration or development programs, except that (a) the Fund may, to the extent appropriate to its investment objective, purchase publicly traded securities of companies engaging in whole or in part in such activities; and (b) the Fund may enter into futures contracts and related options.

10. Make loans, except that (a) the Fund may purchase and hold debt instruments in accordance with its investment objective and policies; (b) the Fund may enter into repurchase agreements with respect to portfolio securities; (c) the Fund may lend portfolio securities against collateral consisting of cash or securities which is consistent with the Fund’s permitted investments and is equal at all times to at least 100% of the value of the securities loaned.

Except as stated otherwise, if a percentage limitation is satisfied at the time an investment is made, a subsequent increase in that percentage resulting from a change in the value of the Fund’s portfolio securities generally will not constitute a violation of the limitation. If the value of the

Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Directors will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to borrowings, if the Fund’s asset coverage at any time falls below that required by the 1940 Act, the Fund will reduce the amount of its borrowings in the manner required by the 1940 Act to the extent necessary to satisfy the asset coverage requirement.

However, in accordance with such regulations, the Fund may invest more than 5% (but no more than 25%) of its total assets in the securities of a single issuer for a period of up to three business days, provided the securities are rated at the time of purchase in the highest rating category assigned by one or more Rating Agencies or are determined by the Advisor to be of comparable quality. The Fund may not hold more than one such investment at any one time.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Information on how to purchase and redeem the Fund’s Class A Shares, Class B Shares, Class C Shares and Institutional Shares is included in the Fund’s Prospectuses. Class A Shares, Class B Shares, Class C Shares and Institutional Shares of the Fund are sold on a continuous basis by the Company’s distributor, BISYS Fund Services Limited Partnership (“BISYS” or the “Distributor”), which has agreed to use appropriate efforts to promote the Company and to solicit orders for the purchase of such Class A Shares, Class B Shares, Class C Shares and Institutional Shares.

Purchases of Class A Shares, Class B Shares and Class C Shares

General

Investments in Class A Shares of the Fund are subject to a front-end sales charge. Investments in Class B Shares and Class C Shares of the Fund are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a “contingent deferred sales charge.”

Investors should read “Characteristics of Class A Shares, Class B Shares and Class C Shares” and “Factors to Consider When Selecting Class A Shares, Class B Shares or Class C Shares” below before deciding which class to purchase.

The Company has established several procedures to enable different types of investors to purchase Class A Shares, Class B Shares and Class C Shares of the Fund. Class A Shares, Class B Shares and Class C Shares may be purchased by customers of financial institutions, including Mercantile-Safe Deposit & Trust Company, its affiliates and correspondent banks, and other qualified banks, savings and loan associations and broker-dealers (“financial institutions”). Class A Shares, Class B Shares and Class C Shares also may be purchased by individuals, corporations or other entities directly through the Company. Purchases may take place only on days on which the New York Stock Exchange (the “Exchange”) is open for business (“Business Days”). If an institution accepts a purchase order from a customer on a non-Business Day, the order will not be executed until it is received and accepted by the Distributor on a Business Day in accordance with the Distributor’s procedures.

The Company may authorize certain brokers to accept purchase, exchange and redemption orders on behalf of the Company with respect to Class A Shares of the Fund. Such brokers may be authorized to designate other intermediaries to accept purchase, exchange and redemption orders on behalf of the Company. In such event, the Company will be deemed to have received a purchase, exchange or redemption order when such authorized broker or designated intermediary accepts the order. Orders for the purchase, exchange or redemption of Class A Shares of the Fund accepted by any such authorized broker or designated intermediary will be effected at the Fund’s respective net asset values per share next determined after acceptance of such order and will not be subject to the front-end sales charge with respect to Class A Shares described in the applicable Prospectus and in this Statement of Additional Information.

Customers of Institutions

Class A Shares, Class B Shares and Class C Shares purchased by institutions on behalf of their customers will normally be held of record by the institution and beneficial ownership of such shares will be recorded by the institution and reflected in the account statements provided to its customers. The Company’s transfer agent may establish an account of record for each customer of an institution reflecting beneficial ownership of such shares. Depending on the terms of the arrangement between a particular institution and the Company’s transfer agent, confirmations of purchases and redemptions and pertinent account statements will either be sent by the Company’s transfer agent directly to a customer with a copy to the institution, or will be furnished directly to the customer by the institution. Other procedures for the purchase of Class A Shares, Class B Shares and Class C Shares established by institutions in connection with the requirements of their customer accounts may apply. Customers wishing to purchase Class A Shares, Class B Shares or Class C Shares through their institution should contact such entity directly for appropriate purchase instructions.

Applicable Sales Charge—Class A Shares

The public offering price for Class A Shares of the Fund is the sum of the net asset value of the Class A Shares purchased plus any applicable front-end sales charge as described in the applicable Prospectus. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Class A Shares of the Fund that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. A portion of the front-end sales charge may be reallowed to broker-dealers as described in the Prospectus. The appropriate reallowance to dealers will be paid by the Distributor to broker-dealer organizations that have entered into agreements with the Distributor. The reallowance to dealers may be changed from time to time.

As described in the Prospectus, the front-end sales charge for Class A Shares of the Fund may be waived in certain situations or for certain individuals, either because of the nature of the investor or the reduced sales effort required to attract such investments. In order to receive the sales charge waiver, an investor must explain the status of his or her investment at the time of purchase.

From time to time, and at its discretion, the Distributor may provide up to .50% to dealers of record for shares purchased without a sales load when the shares are purchased and paid for with the proceeds of shares redeemed in the prior 120 days from a mutual fund on which an initial sales load or CDSC was paid (other than a mutual fund managed by the Advisor or any of its affiliates).

Computation of Offering Price—Class A Shares

A hypothetical illustration of the computation of the offering price per share of Class A Shares of the Fund, using the value and number of the Fund’s Class A Shares on the date such shares are first offered to the public and the maximum front-end sales charge (2.75% with respect to the Fund), is as follows:

Low Duration Bond Fund
Net Assets	$10.00
Outstanding Shares	1
Net Asset Value Per Share	$10.00
Sales Charge (2.75% of the offering price)	$.28
Offering Price to Public	$10.28

Quantity Discounts

Investors may be entitled to reduced sales charges through Rights of Accumulation, a Letter of Intent or a combination of investments, as described below, even if the investor does not wish to make an investment of a size that would normally qualify for a quantity discount.

In order to obtain quantity discount benefits, an investor must notify the Distributor at the time of purchase that he or she would like to take advantage of any of the discount plans described below. Upon such notification, the investor will receive the lowest applicable sales charge. Quantity discounts may be modified or terminated at any time and are subject to confirmation of an investor’s holdings through a check of appropriate records. For more information about quantity discounts, please contact the Distributor or your financial institution.

Rights of Accumulation. A reduced sales charge applies to any purchase of Class A Shares of the Fund where an investor’s then current aggregate investment in Class A Shares on which a sales charge has been paid is $100,000 or more. “Aggregate investment” means the total of: (a) the dollar amount of the then current purchase of Class A Shares of the Fund; and (b) the value (based on current net asset value) of previously purchased and beneficially owned Class A Shares of the Fund on which a sales charge has been paid. If, for example, an investor beneficially owns Class A Shares of one or more portfolios of the Company with an aggregate current value of $99,000 on which a sales charge has been paid and subsequently purchases shares of the Fund having a current value of $1,000, the sales charge applicable to the subsequent purchase would be reduced to 3.50% of the offering price with respect to the Equity Funds and 3.00% of the offering price with respect to the Bond Funds and Money Market Funds. Similarly, with respect to each subsequent investment, all Class A Shares of the Fund that are beneficially owned by the investor at the time of investment may be combined to determine the applicable sales charge.

Letter of Intent. By completing the Letter of Intent included as part of the New Account Application, an investor becomes eligible for the reduced sales charge applicable to the total number of

Class A Shares purchased in a 13-month period pursuant to the terms and under the conditions set forth below and in the Letter of Intent. To compute the applicable sales charge, the offering price of Class A Shares of the Fund on which a sales charge has been paid and that are beneficially owned by an investor on the date of submission of the Letter of Intent may be used as a credit toward completion of the Letter of Intent. However, the reduced sales charge will be applied only to new purchases.

The Company’s transfer agent, will hold in escrow Class A Shares equal to 5% of the amount indicated in the Letter of Intent for payment of a higher sales charge if an investor does not purchase the full amount indicated in the Letter of Intent. The escrow will be released when the investor fulfills the terms of the Letter of Intent by purchasing the specified amount. If purchases qualify for a further sales charge reduction, the sales charge will be adjusted to reflect the investor’s total purchases. If total purchases are less than the amount specified, the investor will be requested to remit an amount equal to the difference between the sales charge actually paid and the sales charge applicable to the total purchases. If such remittance is not received within 20 days, the Company’s transfer agent, as attorney-in-fact pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Class A Shares held in escrow to realize the difference. Signing a Letter of Intent does not bind an investor to purchase the full amount indicated at the sales charge in effect at the time of signing, but an investor must complete the intended purchase in accordance with the terms of the Letter of Intent to obtain the reduced sales charge. To apply, an investor must indicate his or her intention to do so under a Letter of Intent at the time of purchase.

Qualification for Discounts. For purposes of applying the Rights of Accumulation and Letter of Intent privileges described above, the scale of sales charges applies to the combined purchases made by any individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children, or the aggregate investments of a trustee or custodian of any qualified pension or profit-sharing plan established (or the aggregate investment of a trustee or other fiduciary) for the benefit of the persons listed above.

Reinvestment Privilege. Investors may reinvest all or any portion of their Class A Share redemption proceeds in Class A Shares of the Fund within 60 days of the redemption trade date without paying a sales load. Class A Shares so reinvested will be purchased at a price equal to the net asset value next determined after the Company’s transfer agent receives a reinvestment request and payment in proper form.

Investors wishing to exercise this Privilege must submit a written reinvestment request to the Company’s transfer agent stating that the investor is eligible to use the Privilege. The reinvestment request and payment must be received within 60 days of the trade date of the redemption. Currently, there are no restrictions on the number of times an investor may use this Privilege.

Generally, exercising the Reinvestment Privilege will not affect the character of any gain or loss realized on redemptions for federal income tax purposes. However, if a redemption results in a loss, the reinvestment may result in the loss being disallowed under the “wash sale” rules of the Internal Revenue Code of 1986, as amended.

Applicable Sales Charge—Class B Shares

The public offering price for Class B Shares of the Fund is the net asset value of the Class B Shares purchased. Although investors pay no front-end sales charge on purchases of Class B Shares,

such shares are subject to a contingent deferred sales charge at the rates set forth in the Prospectus if they are redeemed within six years of purchase. Securities dealers, brokers, financial institutions and other industry professionals will receive commissions from the Distributor in connection with sales of Class B Shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Class A Shares and Class C Shares. The contingent deferred sales charge on Class B Shares is based on the lesser of the net asset value of the Class B Shares on the redemption date or the original cost of the Class B Shares being redeemed. As a result, no sales charge is imposed on any increase in the principal value of an investor’s Class B Shares. In addition, a contingent deferred sales charge will not be assessed on Class B Shares purchased through reinvestment of dividends or capital gains distributions.

The proceeds from the contingent deferred sales charge that an investor may pay upon redemption go to the Distributor, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Class B Shares.

Applicable Sales Charge—Class C Shares

The public offering price for Class C Shares of the Fund is the net asset value of the Class C Shares purchased. Although investors pay no front-end sales charge on purchases of Class C Shares, such shares are subject to a 1.00% contingent deferred sales charge if they are redeemed within one year of purchase. Securities dealers, brokers, financial institutions and other industry professionals will receive commissions from the Distributor in connection with sales of Class C Shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Class A Shares and Class B Shares. The contingent deferred sales charge on Class C Shares is based on the lesser of the net asset value of the Class C Shares on the redemption date or the original cost of the Class C Shares being redeemed. As a result, no sales charge is imposed on any increase in the principal value of an investor’s Class C Shares. In addition, a contingent deferred sales charge will not be assessed on Class C Shares purchased through reinvestment of dividends or capital gains distributions.

The proceeds from the contingent deferred sales charge that an investor may pay upon redemption go to the Distributor, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Class C Shares.

Exemptions from Class B and Class C Contingent Deferred Sales Charges

As described in the Prospectus, certain types of redemptions may also qualify for an exemption from the contingent deferred sales charges imposed on Class B Shares and Class C Shares. In order to obtain the contingent deferred sales charge waiver, an investor must explain the status of his or her redemption at the time the Class B Shares or Class C Shares are sold.

Characteristics of Class A Shares, Class B Shares and Class C Shares

The primary difference among Class A Shares, Class B Shares and Class C Shares lies in their sales charge structures and distribution/servicing expenses. An investor should understand that the purpose and function of the sales charge structures and distribution/servicing arrangements for Class A Shares, Class B Shares and Class C Shares are the same.

Class A Shares of the Fund are sold at their net asset value plus a front-end sales charge of up to 2.75%. This front-end sales charge may be reduced or waived in some cases. See the Prospectus and “Applicable Sales Charges—Class A Shares” and “Quantity Discounts” above. Class A Shares of the Fund are currently subject to ongoing distribution and servicing fees at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to its Class A Shares, comprised of up to 0.25% for distribution expenses and up to 0.25% for services, as defined by NASD.

Class B Shares of the Fund are sold at net asset value without an initial sales charge. Normally, however, a deferred sales charge is paid if the Class B Shares are redeemed within eight years of purchase. See the Prospectus and “Applicable Sales Charges—Class B Shares” above. Class B Shares of the Fund are currently subject to ongoing distribution and servicing fees at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to its Class B Shares, comprised of up to 0.75% for distribution expenses and up to 0.25% for services, as defined by NASD. These ongoing fees, which are higher than those charged on Class A Shares, will cause Class B Shares to have a higher expense ratio and pay lower dividends than Class A Shares.

Class B Shares of the Fund will automatically convert to Class A Shares of the Fund eight years after purchase. The purpose of the conversion is to relieve a holder of Class B Shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow the Distributor to recover approximately the amount it would have received if the applicable front-end sales charge had been imposed. The conversion from Class B Shares to Class A Shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Class A Shares as he or she had of Class B Shares. The conversion occurs eight years after the beginning of the calendar month in which the Class B Shares are purchased. Upon conversion, the converted shares will be relieved of the distribution and shareholder servicing fees borne by Class B Shares of the Fund, although they will be subject to the distribution and shareholder servicing fees borne by Class A Shares of such Fund.

Class B Shares acquired through a reinvestment of dividends or distributions (as discussed under “Applicable Sales Charge—Class B Shares”) are also converted into Class A Shares at the earlier of two dates—(i) eight years after the beginning of the calendar month in which the reinvestment occurred or (ii) the date of conversion of the most recently purchased Class B Shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Class B Shares of the Fund, and subsequently acquires additional Class B Shares of such Fund only through reinvestment of dividends and/or distributions, all of such investor’s Class B Shares in the Fund, including those acquired through reinvestment, will convert to Class A Shares of such Fund on the same date.

Class C Shares of the Fund are sold at net asset value without an initial sales charge. Normally, however, a 1.00% deferred sales charge is paid if the shares are redeemed within one year of purchase. See the Prospectus and “Applicable Sales Charges—Class C Shares” above. Class C Shares of the Fund are currently subject to ongoing distribution and servicing fees at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to its Class C Shares, comprised of up to 0.75% for distribution expenses and up to 0.25% for services, as defined by NASD. These ongoing fees, which are higher than those charged on Class A Shares, will cause Class C Shares to have a higher expense ratio and pay lower dividends than Class A Shares.

Because Class C Shares do not have the automatic eight-year conversion feature applicable to Class B Shares, Class C Shares will have a higher expense ratio and pay lower dividends than Class A Shares for an indefinite period beginning from the date of purchase.

Factors to Consider When Selecting Class A Shares, Class B Shares or Class C Shares

Investors deciding whether to purchase Class A Shares, Class B Shares or Class C Shares of the Fund should consider whether, during the anticipated periods of their investments in a Fund, the accumulated distribution and shareholder servicing fees and potential contingent deferred sales charge on Class B Shares prior to conversion and on Class C Shares would be less than the initial sales charge and accumulated distribution and shareholder servicing fees on Class A Shares purchased at the same time, and to what extent such differential would be offset by the higher yield of Class A Shares. In this regard, to the extent that the sales charge for Class A Shares of the Fund is waived or reduced by one of the methods described above, investments in Class A Shares of the Fund become more desirable.

Although Class A Shares of the Fund are subject to distribution and servicing fees as described above, they are not subject to the higher distribution and servicing fees applicable to Class B Shares and Class C Shares. For this reason, Class A Shares can be expected to pay correspondingly higher dividends per share. However, because initial sales charges are deducted at the time of purchase, purchasers of Class A Shares of the Fund (that do not qualify for exemptions from or reductions in the initial sales charge) would have less of their purchase price initially invested in the Fund than purchasers of Class B Shares and Class C Shares in such Fund.

As described above, purchasers of Class B Shares and Class C Shares of the Fund will have more of their initial purchase price invested. Any positive investment return on this additional invested amount would partially or wholly offset the expected higher annual expenses borne by Class B Shares and Class C Shares. Because the Fund’s future returns cannot be predicted, there can be no assurance that this will be the case. Holders of Class B Shares and Class C Shares, however, would own shares that are subject to a contingent deferred sales charge of up to 3.00% or 1.00%, respectively, upon redemption, depending upon the year of redemption. Investors expecting to redeem during the applicable period should compare the cost of the contingent deferred sales charge plus the aggregate distribution and servicing fees on Class B Shares and Class C Shares to the cost of the initial sales charge and servicing and distribution fees on Class A Shares. Over time, the expense of the annual distribution and servicing fees on the Class B Shares and Class C Shares may equal or exceed the initial sales charge and annual servicing and distribution fees applicable to Class A Shares. For example, if net asset value remains constant, the aggregate distribution and servicing fees with respect to Class B Shares and Class C Shares of the Fund would equal or exceed the initial sales charge and aggregate servicing and distribution fees of Class A Shares approximately eight years after the purchase. In order to reduce such fees for investors that hold Class B Shares for more than eight years, Class B Shares will be automatically converted to Class A Shares as described above at the end of such eight-year period. Because Class C Shares are subject to higher distribution and servicing fees for an indefinite period, a holder of Class C Shares may end up paying more over time than holders of Class A Shares and Class B Shares. Most shareholders should purchase Class B Shares rather than Class C Shares if they expect to hold such Shares for more than eight years, and should purchase Class C Shares rather than Class B Shares if they expect to hold such Shares for less than eight years.

Redemption of Class A Shares, Class B Shares and Class C Shares

If any portion of the Class A Shares, Class B Shares and Class C Shares to be redeemed represents an investment made by check, the Fund may delay the payment of the redemption proceeds until the Fund’s transfer agent is reasonably satisfied that the check has been collected, which could take up to fifteen days from the purchase date. This procedure does not apply to Class A Shares, Class B Shares and Class C Shares purchased by money order or wire payment. During the period prior to the time the Class A Shares, Class B Shares and Class C Shares are redeemed, dividends on such Class A Shares, Class B Shares and Class C Shares will accrue and be payable.

Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or during which trading on said Exchange is restricted, or during which an emergency (as determined by the SEC) exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Fund may also suspend or postpone the recordation of the transfer of their Class A Shares, Class B Shares and Class C Shares upon the occurrence of any of the foregoing conditions.)

In addition to the situations described in the Prospectus, the Company may redeem Class A Shares, Class B Shares and Class C Shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for Class A Shares, Class B Shares and Class C Shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Class A Shares, Class B Shares and Class C Shares as provided in the Prospectus from time to time.

The Company reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Fund’s Class A Shares, Class B Shares and Class C Shares by making payment in whole or in part in readily marketable securities chosen by the Company and valued in the same way as they would be valued for purposes of computing the Fund’s net asset value (a “redemption in-kind”). If payment is made in securities, a shareholder may incur transaction costs in converting the securities into cash. The Company has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Company is obligated to redeem Class A Shares, Class B Shares and Class C Shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Purchases and Redemptions of Institutional Shares

If any portion of the Institutional Shares to be redeemed represents an investment made by check, the Fund may delay the payment of the redemption proceeds until the Fund’s transfer agent is reasonably satisfied that the check has been collected, which could take up to fifteen days from the purchase date. This procedure does not apply to Institutional Shares purchased by money order or wire payment. During the period prior to the time the Institutional Shares are redeemed, dividends on such Institutional Shares will accrue and be payable.

Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or during which trading on said Exchange is restricted, or during which an emergency (as determined by the SEC) exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Fund may also suspend or postpone the recordation of the transfer of their Institutional Shares upon the occurrence of any of the foregoing conditions.)

In addition to the situations described in the Prospectus, the Company may redeem Institutional Shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for Institutional Shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund Institutional Shares as provided in the Prospectus from time to time.

The Company reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Fund’s Institutional Shares by making payment in whole or in part in readily marketable securities chosen by the Company and valued in the same way as they would be valued for purposes of computing the Fund’s net asset value (a “redemption in-kind”). If payment is made in securities, a shareholder may incur transaction costs in converting the securities into cash. The Company has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Company is obligated to redeem Institutional Shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

NET ASSET VALUE

The net asset value per share of a particular series of the Fund is calculated separately by dividing the total value of the assets belonging to the Fund allocable to such series, less the liabilities of the Fund allocable to such series, by the number of outstanding shares of such series. “Assets belonging to” the Fund consist of the consideration received upon the issuance of shares of the Fund together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Company not belonging to a particular investment portfolio. Assets belonging to the Fund are reduced by the direct liabilities of the Fund and by a share of the general liabilities of the Company allocated daily in proportion to the relative net asset values of all of the Funds at the time of allocation. In addition, liabilities directly attributable to a series of the Fund are charged to that series. Subject to the provisions of the Company’s Articles of Incorporation, determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to a particular Fund or series thereof are conclusive.

The Fund’s investments are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value as determined by or under the direction of the Company’s Board of Directors. Portfolio securities for which market quotations are readily available (other than securities with remaining maturities of 60 days or less) are valued at the mean of the most recent bid and asked prices.

For the Fund, market or fair value may be determined on the basis of valuations provided by one or more recognized pricing services approved by the Board of Directors, which may rely on matrix pricing systems, electronic data processing techniques, and/or quoted bid and asked prices provided by investment dealers. Short-term investments that mature in 60 days or less are valued at amortized cost unless the Board of Directors determines that this does not constitute fair value.

ADDITIONAL INFORMATION CONCERNING TAXES

The following summarizes certain additional considerations generally affecting the Fund and its shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectuses are not intended as a substitute for careful tax planning. Investors are advised to consult their tax advisers with specific reference to their own tax situations.

With respect to the Fund, the tax principles applicable to transactions in certain financial instruments and futures contracts and options that may be engaged in by the Fund are complex and, in some cases, uncertain. Such transactions may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

Some investments may be subject to special rules which govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option and similar financial instrument, if such instrument is not subject to the mark-to-market rules under the Code. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules.

Dividends paid by the Fund will be eligible for the dividends received deduction allowed to certain corporations only to the extent of the total qualifying dividends received by the Fund from domestic corporations for a taxable year. Corporate shareholders will have to take into account the entire amount of any dividend received in making certain adjustments for federal alternative minimum tax purposes. The dividends received deduction is not available for capital gain dividends.

Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in that month will be deemed to have been received by the shareholders on December 31 of such year, if the dividends are paid during the following January.

A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses) for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. The Fund intends to make sufficient distributions or deemed distributions of any ordinary taxable income and any capital gain net income to avoid liability for this excise tax.

The Fund is treated as a separate entity under the Code. During the most recent taxable year, the Fund qualified as a “regulated investment company.” Although the Fund expects to qualify as a regulated investment company in subsequent years and to be relieved of all or substantially all federal income taxes, depending upon the extent of the Company’s activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities which have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from its treatment under federal income tax laws. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates without any deduction for distributions to its shareholders. In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of the Fund’s current and accumulated earnings and profits, and would be eligible for the dividends received deduction allowed to corporations under the Code. Moreover, if the Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are “exempt recipients.”

MANAGEMENT OF THE COMPANY

Directors and Officers

The business and affairs of the Company are managed under the general supervision of the Company’s Board of Directors in accordance with the laws of the State of Maryland and the Company’s Charter and Bylaws. Information pertaining to the directors and officers of the Company is set forth below. Directors who are deemed to be “interested persons” of the Company as defined in the 1940 Act are referred to as “Interested Directors.” Directors who are not deemed to be “interested persons” of the Company are referred to as “Independent Directors.” Each Director oversees all fifteen portfolios offered by the Company.

Name, Address[1] and Age	Position Held with Company	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director[4]
INTERESTED DIRECTORS

Leslie B. Disharoon[5] Age 71	Chairman of the Board	Since 1989	Retired.	Director and Chairman of the Boards, Mercantile Absolute Return Fund LLC, Mercantile Alternative Strategies Fund LLC and Mercantile Long-Short Manager Fund LLC; Director, Travelers Property and Casualty Corp.; Director, Aegon USA, Inc.

Decatur H. Miller[6] Age 71	Director	Since 1989	Retired.	Director, Mercantile Absolute Return Fund LLC, Mercantile Alternative Strategies Fund LLC and Mercantile Long-Short Manager Fund LLC.

INDEPENDENT DIRECTORS

Edward D. Miller Age 60	Director	Since 1998	Dean/Chief Executive Officer, Johns Hopkins Medicine, January 1997 to present; Chairman, Department of Anesthesiology and Critical Care Medicine, Johns Hopkins University, July 1994 to present.	Director, Mercantile Absolute Return Fund LLC, Mercantile Alternative Strategies Fund LLC and Mercantile Long-Short Manager Fund LLC; Director, Millennium Pharmaceuticals; Director IDDS.

John R. Murphy Age 69	Director	Since 1994	Vice Chairman, National Geographic Society, March 1998 to present.	Director, Mercantile Absolute Return Fund LLC, Mercantile Alternative Strategies Fund LLC and Mercantile Long-Short Manager Fund LLC; Director, Omnicom Group, Inc.; Board member, SIRSI Corp.; Chairman of the Board, eMotion, Inc.

Name, Address[1] and Age	Position Held with Company	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director[4]
L. White Matthews, III Age 57	Director	Since 2003	Retired, 2001 to present; Executive Vice President and Chief Financial Officer, Ecolab, Inc., (cleaning products and services), 1999 to 2001; Executive Vice President and Chief Financial Officer, Union Pacific Corporation (transportation), 1977 to 1998.	Director, Mercantile Absolute Return Fund LLC, Mercantile Alternative Strategies Fund LLC and Mercantile Long-Short Manager Fund LLC; Director, Matrixx Initiatives, Inc.; Director, Imation Corp.; Director, Nortrax Incorporated.

George R. Packard, III Age 71	Director	Since 1989	President, U.S.—Japan Foundation, July 1998 to present; Professor, The Johns Hopkins University, 1994 – 1998.	Director, Mercantile Absolute Return Fund LLC, Mercantile Alternative Strategies Fund LLC and Mercantile Long-Short Manager Fund LLC; Director, Offitbank.

Name, Address[1] and Age	Position Held with Company	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director[4]
OFFICERS

John J. Pileggi Age 44	President	Since 2002	Executive Vice President of Mercantile Safe-Deposit & Trust Company since 2002; President and Chief Executive Officer of Mercantile Capital Advisors, Inc. since 2002; President and Chief Executive Officer of Hopkins Plaza Securities since 2002; President and Chief Executive Officer of PlusFunds in 2001; President and Chief Executive Officer of ING Funds, ING Mutual Funds Management Co., ING Mutual Funds Distributor LLC and ING Investment Products from 1998 to 2000.	N/A

Cornelia H. McKenna Age 36	Vice President	Since 2002	Vice President of Mutual Fund Administration at Mercantile Capital Advisors, Inc. and Mercantile Safe-Deposit & Trust Company since 2001; Assistant Vice President of Mercantile Safe-Deposit & Trust Company from 1999 to 2001; Funds Administrator for Mercantile Safe-Deposit & Trust Company from 1998 to 1999.	N/A

Name, Address[1] and Age	Position Held with Company	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director[4]
Bonnie C. Railey Age 40	Treasurer	Since 2002	Vice President, Mercantile Capital Advisors, Inc. since 2002; Manager, Controlling Group Global Funds Administration, Deutsche Banc Alex. Brown from 2001 to 2002; Compliance Officer, Global Funds Administration, Deutsche Banc Alex. Brown from 1999 to 2001; Senior Associate, PricewaterhouseCoopers, LLP from 1998 to 1999.	N/A

Jennifer E. Vollmer Age 31	Secretary	Since 2002	Counsel and Vice President Mercantile Capital Advisors, Inc., 2001 to present; Associate, Deutsche Asset Management from 1999 to 2001; attended William & Mary School of Law, 1996 to 1999; Assistant Vice President, Scott-European Corporation, 1993 to 1996.	N/A

1.	Each Director and officer may be contacted by writing to the Director or officer, c/o Mercantile Funds, Inc., Two Hopkins Plaza, Baltimore, Maryland 21201, Attn: Funds Administration.
2.	Each Director holds office until (i) the annual meeting next after his election and until his successor shall have been duly elected and qualified; (ii) he shall have resigned; or (iii) he is removed by the Company’s shareholders in accordance with the Company’s Bylaws. Each officer holds office for one year and until his or her successor shall have been elected and qualified.
3.	The “Fund Complex” consists solely of the Company.
4.	Directorships of companies that are required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.
5.	Mr. Disharoon is considered to be an Interested Director because he and his wife own securities issued by Mercantile Bankshares Corporation.
6.	Mr. Miller is considered to be an Interested Director because he and his wife are co-trustees of a trust for which Mercantile Safe-Deposit & Trust Company also acts as co-trustee and of which his wife is the sole beneficiary.

Standing Board Committees

The Board of Directors has established two committees, i.e., Audit Committee and Nominating Committee.

The Audit Committee annually considers the engagement and compensation of the Company’s independent auditors, oversees the audit process and reviews with the auditors the scope and results of the audit of the Company’s financial statements. Prior to October 25, 2002, the Audit Committee was a “committee of the whole” in that all of the directors served on the Committee. The Audit Committee met once during the fiscal year ended May 31, 2003. The Audit Committee consists of four Independent Directors (Messrs. Edward D. Miller, Murphy, Matthews and Packard).

The Nominating Committee is responsible for the selection and nomination of candidates for appointment or election to serve as directors. The Nominating Committee consists of three Independent Directors (Messrs. Edward D. Miller, Murphy and Packard). There were two formal meetings of the Nominating Committee during the fiscal year ended May 31, 2003. The Nominating Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Committee in care of the Company’s Secretary.

Director Ownership of Fund Shares

The following table shows the dollar range of Class A, B, C and Institutional Shares beneficially owned by each director in the Fund:

Name of Director	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Funds in the Company Overseen by Director
INDEPENDENT DIRECTORS
L. White Matthews, III	None	None
Edward D. Miller, M.D.	None	Over $100,000
John R. Murphy	None	None
George R. Packard, III	None	None

INTERESTED DIRECTORS
Leslie B. Disharoon	None	$10,001-$50,000
Decatur H. Miller	None	$50,000-$100,000

As of May 31, 2003, the Directors and officers of the Company, as a group, owned less than 1% of its outstanding shares.

Board Compensation

Each Director of the Company receives an annual fee of $9,500 plus $2,000 for each Board meeting attended and reimbursement for expenses incurred as a Director. Additionally, the Chairman of the Board receives an additional annual fee of $7,500 for his services in such capacity. For the fiscal year ended May 31, 2003, the Company paid or accrued for the account of its Directors as a group, for services in all capacities, a total of $108,375.

The following chart provides certain information about the fees received by the Company’s Directors for their services as members of the Board of Directors and as officers of the Company for the fiscal year ended May 31, 2003:

Name of Person/Position	Aggregate Compensation from the Company	Pension or Retirement Benefits Accrued as Part of Company Expenses	Total Compensation from the Company and Fund Complex* Paid to Directors
Leslie B. Disharoon Chairman of the Board of Directors	$26,000	N/A	$26,000

Decatur H. Miller Director	$17,500	N/A	$17,500

Edward D. Miller, M.D. Director	$21,500	N/A	$21,500

John R. Murphy Director	$19,500	N/A	$19,500

L. White Matthews, III Director	$ 4,375	N/A	$ 4,375

George R. Packard, III Director	$19,500	N/A	$19,500

*	The “Fund Complex” consists solely of the Company.

Service Providers

The Company has also employed a number of professionals to provide investment management and other important services to the Fund. MCA serves as the Fund’s investment advisor and administrator and has its principal offices at Two Hopkins Plaza, Baltimore, Maryland 21201. BWAM acts as sub-advisor for the Fund and is located at 1801 East Ninth Street, Suite 1400, Cleveland, Ohio 44114. BISYS Fund Services Limited Partnership, a wholly-owned subsidiary of The BISYS Group, Inc., located at 3435 Stelzer Road, Columbus, Ohio 43219-3035, is the registered broker-dealer that sells the Fund’s shares, and BISYS Fund Services Ohio, Inc. (“BISYS Ohio”), also a wholly-owned subsidiary of The BISYS Group, Inc. and located at the same address, provides fund accounting and blue sky services to the Fund and serves as the sub-administrator and the transfer and dividend disbursing agent for the Fund. The Fund also has as custodian, The Fifth Third Bank, located at 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

Codes of Ethics

The Company, the Advisor and Sub-Advisor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act that permit investment personnel subject to the particular Code of Ethics to invest in securities, including securities that may be purchased or held by the Fund, for their own accounts. The Codes of Ethics are on public file with, and are available from, the Securities and Exchange Commission’s Public Reference Room in Washington, D.C.

Advisory and Sub-Advisory Services

MCA serves as investment advisor to the Fund pursuant to an Advisory Agreement dated July 24, 1998, amended through                 , 2003 between the Company and Mercantile-Safe Deposit and Trust Company (“Merc-Safe”). On May 11, 2001, MCA assumed all of Merc-Safe’s rights and obligations under the Advisory Agreement. BWAM provides sub-advisory services to the Fund pursuant to a Sub-Advisory Agreement with MCA dated                 , 2003. The Advisor and Sub-Advisor have agreed to pay all expenses incurred by it in connection with its activities.

In its capacity as investment advisor, MCA is entitled to advisory fees from the Fund that are calculated daily and paid monthly at the following annual rates: .30% of the first $1 billion of the Fund’s average daily net assets plus .20% of such Fund’s average daily net assets in excess of $1 billion during the preceding month.

MCA has agreed to pay BWAM a sub-advisory fee, computed daily and paid quarterly, at the annual rate of 0.15% of the first $1 billion of the Fund’s average daily net assets plus 0.10% of such Fund’s average daily net assets in excess of $1 billion. The fees paid by MCA to BWAM for the Fund will come out of MCA’s advisory fees and are not an additional expense of the Fund.

Under the Advisory Agreement, the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company in connection with the performance of such Agreement, and the Company has agreed to indemnify the Advisor against any claims or other liabilities arising out of any such error of judgment or mistake or loss. The Advisor shall remain liable, however, for any loss resulting from willful misfeasance, bad faith, or negligence on the part of the Advisor in the performance of its duties or from its reckless disregard of its obligations and duties under the Advisory Agreement.

Unless sooner terminated, the Advisory Agreement and the Sub-Advisory Agreement with respect to the Fund, will continue in effect until July 31, 2004. The Advisory Agreement and Sub-Advisory Agreement will continue from year to year after its anticipated termination date if such continuance is approved at least annually by the Company’s Board of Directors or by the affirmative vote of a majority of the outstanding shares of the Fund, provided that in either event such Agreement’s continuance also is approved by a majority of the Company’s Directors who are not parties to such Agreement, or “interested persons” (as defined in the 1940 Act) of any such party, by votes cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement and Sub-Advisory Agreement may be terminated by the Company or the Advisor (or the Sub-Advisor in the case of the Sub-Advisory Agreement) on 60 days’ written notice, and will terminate immediately in the event of its assignment. Upon termination of the Advisory Agreement, the Company would be required, at the request of the Advisor, to change its name to a name that does not include “Mercantile”, “M.S.D. & T.”, “Mercantile-Safe Deposit and Trust Company” or “Mercantile Capital Advisors, Inc.”

Administrator

Effective May 11, 2001, MCA, as assignee of Merc-Safe, serves as the Company’s administrator pursuant to an Administration Agreement dated as of May 28, 1993 between the Company and Merc-Safe (the “Administration Agreement”) and generally assists in all aspects of the Company’s operation and administration. MCA has agreed to maintain office facilities for the Company, prepare reports to shareholders, coordinate federal and state returns, furnish the Company with statistical and research data, clerical and certain other services required by the Company, assist in updating the Company’s Registration Statement for filing with the SEC, and perform other administrative functions. Pursuant to the Administration Agreement, MCA may delegate some or all of its obligations under the Agreement to another party, in which case MCA will be responsible for all compensation payable to such party and will remain liable to the Company for such party’s performance of such delegated obligations. MCA has entered into a Sub-Administration Agreement with BISYS Ohio, pursuant to which BISYS Ohio has agreed to provide the Company with certain of the services that the Company is entitled to receive from MCA under the Administration Agreement.

The Administration Agreement provides that MCA shall not be liable for acts or omissions which do not constitute willful misfeasance, bad faith or gross negligence on the part of MCA, or reckless disregard by MCA of its duties under the Administration Agreement.

In its capacity as administrator, MCA is also entitled to an administration fee, computed daily and paid monthly, at the annual rate of .125% of the average daily net assets of each Fund.

Custodian

The Fifth Third Bank (“Fifth Third”) serves as custodian of the assets of the Fund. Pursuant to the custody agreement (the “Custody Agreement”), Fifth Third has agreed, among other things, to (i) maintain a separate account in the name of the Fund; (ii) hold and disburse portfolio securities on account of the Fund; (iii) collect and receive all income and other payments and distributions on account of the Fund’s portfolio investments; and (iv) make periodic reports to the Company concerning the Fund’s operations. The custodian is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that the custodian shall remain liable for the performance of all of its duties under the Custody Agreement and will hold the Fund harmless from losses caused by the negligence or willful misconduct of any bank or trust company serving as sub-custodian.

The Company has established a line of credit with Fifth Third Bank with respect to some of the Fund and may include this Fund on the line of credit. The line of credit, which is in an uncommitted aggregate amount of $25 million, may be accessed by the Funds for temporary or emergency purposes only. Each Fund may borrow up to 10% of its respective net assets. If a Fund’s borrowings under the line of credit exceed 5% of its net assets that Fund may not purchase additional securities. Borrowings under the line of credit bear interest at the overnight Federal Funds rate plus 0.50% per annum.

Distributor, Transfer and Dividend Disbursing Agent and Fund Accountant

Class A Shares, Class B Shares, Class C Shares and Institutional Shares of the Fund are distributed continuously by the Distributor. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of Class A Shares, Class B Shares, Class C Shares and Institutional Shares of the Fund. The Distributor is entitled to the payment of a front-end sales charge on the sale of Class A Shares of the Fund and a contingent deferred sales charge upon the redemption of Class B Shares and Class C Shares of the Fund, in each case, as described in the Prospectus and this Statement of Additional Information.

Unless otherwise terminated, the Distribution Agreement will remain in effect until July 20, 2003, and thereafter will continue automatically with respect to each Fund from year to year if approved at least annually by the Company’s Board of Directors, or by the vote of a majority of the outstanding voting securities of the Fund, and by the vote of a majority of the Directors of the Company who are not parties to the Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of its assignment, as defined in the 1940 Act.

BISYS Ohio, an affiliate of the Distributor, serves as transfer and dividend disbursing agent for the Fund. Under its Transfer Agency Agreement, BISYS Ohio has agreed, among other things, to (i) receive purchase orders and redemption requests for shares of the Fund; (ii) issue and redeem shares of the Fund; (iii) effect transfers of shares of the Fund; (iv) prepare and transmit payments for dividends and distributions declared by the Fund; (v) maintain records of account for the Fund and shareholders and advise each as to the foregoing; (vi) record the issuance of shares of the Fund and maintain a record of and provide the Fund on a regular basis with the total number of shares of the Fund which are authorized, issued and outstanding; (vii) perform the customary services of a transfer agent, dividend disbursing agent and custodian of certain retirement plans and, as relevant, agent in connection with accumulation, open account or similar plans; and (viii) provide a system enabling the Fund to monitor the total number of shares sold in each state.

BISYS Ohio also provides fund accounting services for the Company, including the computation of each Fund’s net asset value, net income and realized capital gains, if any, and is responsible for all filings with state securities commissions in connection with the registration or qualification of the Funds’ shares (“blue sky services”).

Compensation of Administrator, Custodians, Transfer and Dividend Disbursing Agent, Fund Accountant and Blue Sky Agent

MCA, the Custodian and BISYS Ohio (in its capacity as fund accountant and blue sky agent) are entitled to receive fees based on the aggregate average daily net assets per Fund of the Company. As compensation for transfer agency services provided, BISYS Ohio is entitled to receive an annual fee based on the number of Funds of the Company, plus out-of-pocket expenses. As compensation for blue sky services provided, BISYS Ohio is entitled to receive an annual fee per state permit and a per check fee, plus out-of-pocket expenses.

Expenses

Except as noted below, the Advisor bears all expenses in connection with the performance of its advisory and administrative services and the Sub-Advisor bears all expenses in connection with the performance of its sub-advisory services. The Company bears its own expenses incurred in its operations, including: organizational costs; taxes; interest; fees (including fees paid to its directors and officers); SEC fees; state securities qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; advisory fees; administration fees and expenses; charges of the custodians, transfer agent and fund accountant; certain insurance premiums; outside auditing and legal expenses; fees of independent pricing services; costs of shareholders’ reports and shareholder meetings; fees of industry organizations such as the Investment Company Institute; and any extraordinary expenses. The Company also pays for brokerage fees and commissions, if any, in connection with the purchase of its portfolio securities.

Fee Waivers

Expenses can be reduced by voluntary fee waivers and expense reimbursements by MCA and the Fund’s other service providers. The amount of the fee waivers may be changed at any time at the sole discretion of MCA with respect to advisory and administration fees, and by the Fund’s other service providers, with respect to all other fees. As to any amounts voluntarily waived or reimbursed, the service providers retain the ability to be reimbursed by a Fund for such amounts prior to fiscal year-end. Such waivers and reimbursements would increase the return to investors when made but would decrease the return if the Fund were required to reimburse a service provider.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 250 West Pratt Street, Suite 2100, Baltimore, Maryland 21201, serve as independent accountants for the Company.

COUNSEL

Kramer Levin Naftalis & Frankel LLP, 919 Third Avenue, New York, New York 10022, serves as counsel to the Company and will pass upon certain legal matters on behalf of the Company.

ADDITIONAL INFORMATION CONCERNING CLASS A SHARES, CLASS B SHARES, CLASS C SHARES AND INSTITUTIONAL SHARES

The Company was incorporated in Maryland on March 7, 1989 and is a mutual fund of the type known as an “open-end management investment company”. The Company’s Articles of Incorporation authorize the Board of Directors to issue up to 20,000,000,000 full and fractional shares of capital stock, $.001 par value per share. The Company’s Articles of Incorporation further authorize the Board of Directors to classify and reclassify any unissued shares into any number of additional classes or series of shares. Of these authorized shares:

(i) 1,200,000,000 shares are classified as Class A Common Stock (Institutional Shares), 500,000,000 shares are classified as Class A—Special Series 1 Common Stock (Class A Shares), 500,000,000 shares are classified as Class A—Special Series 2 Common Stock (Class B Shares) and 500,000,000 shares are classified as Class A—Special Series 3 Common Stock (Class C Shares), all such shares representing interests in the Prime Money Market Fund;

(ii) 700,000,000 shares are classified as Class B Common Stock (Institutional Shares), 500,000,000 shares are classified as Class B—Special Series 1 Common Stock (Class A Shares), 500,000,000 shares are classified as Class B—Special Series 2 Common Stock (Class B Shares) and

500,000,000 shares are classified as Class B—Special Series 3 Common Stock (Class C Shares), all such shares representing interests in the Government Money Market Fund;

(iii) 600,000,000 shares are classified as Class C Common Stock (Institutional Shares), 500,000,000 shares are classified as Class C—Special Series 1 Common Stock (Class A Shares), 500,000,000 shares are classified as Class C—Special Series 2 Common Stock (Class B Shares) and 500,000,000 share are classified as Class C—Special Series 3 Common Stock (Class C Shares), all such shares representing interests in the Tax-Exempt Money Market Fund;

(iv) 500,000,000 shares are classified as Class E Common Stock (Institutional Shares), 100,000,000 shares are classified as Class E—Special Series 1 Common Stock (Class A Shares), 100,000,000 shares are classified as Class E—Special Series 2 Common Stock (Class B Shares) and 100,000,000 shares are classified as Class E—Special Series 3 Common Stock (Class C Shares), all such shares representing interests in the Growth & Income Fund;

(v) 500,000,000 shares are classified as Class F Common Stock (Institutional Shares), 100,000,000 shares are classified as Class F—Special Series 1 Common Stock (Class A Shares), 100,000,000 shares are classified as Class F—Special Series 2 Common Stock (Class B Shares) and 100,000,000 shares are classified as Class F—Special Series 3 Common Stock (Class C Shares), all such shares representing interests in the Limited Maturity Bond Fund;

(vi) 400,000,000 shares are classified as Class G Common Stock (Institutional Shares), 100,000,000 shares are classified as Class G—Special Series 1 Common Stock (Class A Shares), 100,000,000 shares are classified as Class G—Special Series 2 Common Stock (Class B Shares) and 100,000,000 shares are classified as Class G—Special Series 3 Common Stock (Class C Shares), all such shares representing interests in the Maryland Tax-Exempt Bond Fund;

(vii) 400,000,000 shares are classified as Class H Common Stock (Institutional Shares), 100,000,000 shares are classified as Class H—Special Series 1 Common Stock (Class A Shares), 100,000,000 shares are classified as Class H—Special Series 2 Common Stock (Class B Shares) and 100,000,000 shares are classified as Class H—Special Series 3 Common Stock (Class C Shares), all such shares representing interests in the Intermediate Equity Fund;

(viii) 400,000,000 shares are classified as Class J Common Stock (Institutional Shares), 100,000,000 shares are classified as Class J—Special Series 1 Common Stock (Class A Shares), 100,000,000 shares are classified as Class J—Special Series 2 Common Stock (Class B Shares) and 100,000,000 shares are classified as Class J—Special Series 3 Common Stock (Class C Shares), all such shares representing interests in the Diversified Real Estate Fund;

(ix) 400,000,000 shares are classified as Class K Common Stock (Institutional Shares), 100,000,000 shares are classified as Class K—Special Series 1 Common Stock (Class A Shares), 100,000,000 shares are classified as Class—Special Series 2 Common Stock (Class B Shares) and 100,000,000 shares are classified as Class K—Special Series 3 Common Stock (Class C Shares), all such shares representing interests in the National Tax-Exempt Bond Fund;

(x) 400,000,000 shares are classified as Class L Common Stock (Institutional Shares), 100,000,000 shares are classified as Class L—Special Series 1 Common Stock (Class A Shares), 100,000, 000 shares are classified as Class L—Special Series 2 Common Stock (Class B Shares) and

100,000, 000 shares are classified as Class L—Special Series 3 Common Stock (Class C Shares), all such shares representing interests in the Total Return Bond Fund;

(xi) 400,000,000 shares are classified as Class M Common Stock (Institutional Shares), 100,000,000 shares are classified as Class M—Special Series 1 Common Stock (Class A Shares), 100,000,000 shares are classified as Class M—Special Series 2 Common Stock (Class B Shares) and 100,000,000 shares are classified as Class M—Special Series 3 Common Stock (Class C Shares), all such shares representing in the Equity Growth Fund;

(xii) 400,000,000 shares are classified as Class N Common Stock (Institutional Shares), 100,000,000 shares are classified as Class N—Special Series 1 Common Stock (Class A Shares), 100,000,000 shares are classified as Class N—Special Series 2 Common Stock (Class B Shares) and 100,000,000 shares are classified as Class N—Special Series 3 Common Stock (Class C Shares), all such shares representing interests in the Equity Income Fund;

(xiii) 400,000,000 shares are classified as Class O Common Stock (Institutional Shares), 100,000,000 shares are classified as Class O—Special Series 1 Common Stock (Class A Shares), 100,000,000 shares are classified as Class O—Special Series 2 Common Stock (Class B Shares) and 100,000,000 shares are classified as Class O—Special Series 3 Common Stock, all such shares representing interests in the Intermediate Tax-Exempt Bond Fund;

(xiv) 400,000,000 shares are classified as Class P Common Stock (Institutional Shares), 100,000,000 shares are classified as Class P—Special Series 1 Common Stock (Class A Shares), 100,000,000 shares are classified as Class P—Special Series 2 Common Stock (Class B Shares) and 100,000,000 shares are classified as Class P—Special Series 3 Common Stock (Class C Shares), all of such shares representing interests in the Capital Opportunities Fund; and

(xv) 400,000,000 shares are classified as Class Q Common Stock (Institutional Shares), 100,000,000 shares are classified as Class Q—Special Series 1 Common Stock (Class A Shares), 100,000,000 shares are classified as Class Q—Special Series 2 Common Stock (Class B Shares) and 100,000,000 shares are classified as Class Q—Special Series 3 Common Stock (Class C Shares), all such shares representing in the Low Duration Bond Fund.

Each series of shares in a Fund (i.e., Class A Shares, Class B Shares, Class C Shares and Institutional Shares) bear pro rata the same expenses and are entitled equally to the Fund’s dividends and distributions except that each series will bear the expenses of any distribution and/or shareholder services plans applicable to such series. For example, as described below, holders of Class A Shares will bear the expenses of the Distribution and Services Plan for Class A Shares, holders of Class B Shares will bear the expenses of the Distribution and Services Plan for Class B Shares, and holders of Class C Shares will bear the expenses of the Distribution and Services Plan for Class C Shares. In addition, each series may have differing sales charges. Standardized yield and total return quotations are computed separately for each series of shares. The differences in expenses paid by the respective series will affect their performance. See “Distribution and Services Plans” below.

In the event of a liquidation or dissolution of the Company or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative net asset values of the Company’s respective investment portfolios, of any general assets not belonging to any particular portfolio which are available for distribution. Shareholders of a Fund are entitled to participate equally in the net distributable assets of the particular Fund involved in the liquidation, based on the number of shares of the Fund that are held by each shareholder, except that each series of a Fund would be solely responsible for the Fund’s payments under any distribution and/or shareholder services plan applicable to such series.

Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held. Shares of all portfolios of the Company vote together and not by class or series, unless otherwise required by law or permitted by the Board of Directors. The Company does not currently intend to hold annual shareholder meetings unless it is required to do so by the 1940 Act or other applicable law.

Shareholders of the Funds, as well as those of any other investment portfolio offered by the Company in the future, will vote in the aggregate and not by class or series on all matters, except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular class or series. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter unless it is clear that the interests of each Fund in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment objective or investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of directors may be effectively acted upon by shareholders of all Funds voting together in the aggregate without regard to particular Funds.

Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Company’s common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above) or by the Company’s Articles of Incorporation, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of common stock voting without regard to class (or portfolio). The Company’s Bylaws enable shareholders to call for a meeting to vote on the removal of one or more directors. The affirmative vote of a majority of the Company’s outstanding shares is required to remove a director. Meetings of the Company’s shareholders shall be called by the Board of Directors upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

The Company’s Articles of Incorporation authorize the Board of Directors, without shareholder approval (unless otherwise required by applicable law), to: (a) sell and convey a Fund’s assets to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such Fund to be redeemed at a price equal to their net asset value which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert a Fund’s assets into money and, in connection therewith, to cause all outstanding shares of such Fund to be redeemed at their net asset value; or (c) combine a Fund’s assets with the assets belonging to one or more other Funds if the Board of Directors reasonably determines that such combination will not have a material adverse effect on the shareholders of any Fund participating in such combination and, in connection therewith, to cause all outstanding shares of any such Fund to be redeemed or converted into shares of another Fund at their net asset value. The exercise of such authority may be subject to certain restrictions under the 1940 Act.

PERFORMANCE INFORMATION

Each series of shares in a Fund (i.e., Institutional Shares, Class A Shares, Class B Shares and Class C Shares) bear pro rata the same expenses and are entitled equally to the Fund’s dividends and distributions except that each series will bear the expenses of any distribution and/or shareholder services plans applicable to such series. In addition, each series will have differing sales charges. Standardized yield and total return quotations are computed separately for each series of shares. The differences in expenses paid by the respective series will affect their performance.

Non-Money Market Funds

Yield Calculations. From time to time the Fund may quote its yields in advertisements, sales literature or in reports to shareholders. The yield for the Fund is calculated by dividing the net investment income per share (as described below) earned during a 30-day period by its net asset value per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The Fund’s net investment income per share earned during the period in the Fund is based on the average daily number of shares outstanding in the Fund during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

Yield = 2[(a-b/cd+1)6-1]

Where:	a =	dividends and interest earned during the period.

	b =	expenses accrued for the period (net of reimbursements).

	c =	the average daily number of shares outstanding during the period that were entitled to receive dividends.

	d =	net asset value per share on the last day of the period.

For the purpose of determining net investment income earned during the period (variable “a” in the formula), dividend income on equity securities held by the Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the portfolio. The Fund calculates interest earned on any debt obligations held in its portfolio by computing the yield to maturity of each obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each 30-day period, or, with respect to obligations purchased during the 30-day period, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent 30-day period that the obligation is in the portfolio. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest (“pay downs”), (a) gain or loss attributable to actual monthly pay downs is accounted for as an increase or decrease to interest income during the period; and (b) the Fund may elect either (i) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if the weighted average maturity date is not available, or (ii) not to amortize discount or premium on the remaining security.

Undeclared earned income may be subtracted from the net asset value per share (variable “d” in the formula). Undeclared earned income is the net investment income which, at the end of the 30-day base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

Total Return Calculations. The Fund computes its average annual total returns (before taxes) by determining the average annual compounded rates of return during specified periods that equate the initial amount invested in a particular Fund to the ending redeemable value of such investment in the Fund. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

T = [(ERV/P)1/N-1]

Where:	T =	average annual total return.

	ERV =	ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

	P =	hypothetical initial payment of $1,000.

	n =	period covered by the computation, expressed in terms of years.

The Fund computes its aggregate total returns by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested in a particular Fund to the ending redeemable value of such investment in the Fund. The formula for calculating aggregate total return is as follows:

T = [(ERV/P)-1]

The calculations of average annual total return (before taxes) and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable “ERV” in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

The “average annual total return (after taxes on distributions)” and “average annual total return (after taxes on distributions and redemptions)” for the Fund are provided below and are also included in the Prospectuses.

Average annual total return (after taxes on distributions) for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income taxes rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. These tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax law. The calculation disregards (i) the effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax, and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

Average annual total return (after taxes on distributions and redemptions) for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. These tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards the (i) effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax, and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or losses (e.g., short-term or long-term). When the return after taxes on distributions and redemption of shares is higher than returns after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of shares, capital loss is recorded as a tax benefit which increases returns.

Since performance will fluctuate, performance data for the Fund cannot necessarily be used to compare an investment in the Fund’s shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

Any fees charged by a Bank directly to your account in connection with an investment in the Fund will not be included in the Fund’s calculations of yield and/or total return.

Distribution Rates

The Fund may also quote from time to time distribution rates in reports to shareholders and in sales literature. The distribution rate for a specified period is calculated by annualizing the daily distributions of net investment income and dividing this amount by the daily ending net asset value, and then adding all the daily numbers and dividing by the number of days in the specified period. Distribution rates do not reflect realized and unrealized capital gains and losses.

Performance Comparisons

From time to time, in advertisements or in reports to shareholders, the Fund’s yield or total return may be quoted and compared to that of other mutual funds with similar investment objectives and to stock or other relevant indices. The total return and yield (i) of the Non-Money Market Funds may be compared to the Consumer Price Index, and (ii) of the Fund may be compared to the Merrill Lynch U.S. Treasuries 1-3 Year Index, Salomon Brothers Broad Investment Grade Bond Index, the Lehman Brothers Government/Credit Bond Index or the Lehman Brothers Aggregate Bond Index. In addition, total return and yield data as reported in national financial publications such as Money Magazine, Forbes, Barron’s, The Wall Street Journal, and The New York Times, or in publications of a local or regional nature, may be used in comparing the performance of a Fund. The total return and yield of a Fund may also be compared to data prepared by Lipper Analytical Services, Inc. Performance data will be calculated separately for Class A Shares, Class B Shares, Class C Shares and Institutional Shares of the Fund, as applicable, once such data becomes available.

From time to time, the Company may include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Fund within the Company; (5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various savings and investment products (including but not limited to insured bank products, annuities, qualified retirement plans and individual stocks and bonds) which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; and (8) discussions of Fund rankings or ratings by recognized rating organizations. The Company may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the Funds. The Funds may advertise total return data without reflecting the sales charges imposed on the purchase of Class A Shares or the redemption of Class B Shares and Class C Shares in accordance with the rules of the SEC. Quotations that do not reflect the sales charges will be higher than quotations that do reflect the sales charges.

Information concerning the current yield and performance of the Funds may be obtained by calling 1-800-551-2145.

DISTRIBUTION AND SERVICES PLANS

The Company has adopted separate Distribution and Services Plans pursuant to Rule 12b-1 (the “Rule”) under the 1940 Act with respect to Class A Shares of the Funds (the “Class A Shares Plan”), Class B Shares of the Funds (the “Class B Shares Plan”) and Class C Shares of the Funds (the “Class C Shares Plan” and together with the Class A Shares Plan and the Class B Shares Plan, the “12b-1 Plans”). Under each 12b-1 Plan, the Company (i) may pay the Distributor or another person for distribution services provided and expenses assumed and (ii) may pay, through the Distributor, broker-dealers or other financial institutions (“Service Organizations”) for services, as defined by NASD.

Payments to the Distributor will compensate it for distribution assistance and expenses assumed and activities primarily intended to result in the sale of shares, including compensating dealers and other sales personnel, direct advertising and marketing expenses and expenses incurred in connection with preparing, mailing and distributing or publishing advertisements and sales literature, for printing and mailing Prospectuses and Statements of Additional Information (except those used for regulatory purposes or for distribution to existing shareholders), and costs associated with implementing and operating the relevant 12b-1 Plan.

The Company intends to enter into servicing agreements under each 12b-1 Plan that will require the Service Organizations receiving such compensation from the Distributor to perform certain services, as defined by NASD.

Under the Class A Shares Plan, payments by the Company for distribution expenses may not exceed 0.25% (annualized) of the average daily net assets of Class A Shares of a Fund and payments for services, as defined by NASD, may not exceed 0.25% (annualized) of the average daily net asset value of a Fund’s outstanding Class A Shares which are owned of record or beneficially by a Service Organization’s customers for whom the Service Organization is the owner of record or shareholder of record or with whom it has a servicing relationship.

Under the Class B Shares Plan and Class C Shares Plan, payments by the Company for distribution expenses may not exceed 0.75% (annualized) of the average daily net assets of Class B Shares or Class C Shares, as applicable, of a Fund and payments for services, as defined by NASD, may not exceed 0.25% (annualized) of the average daily net asset value of a Fund’s outstanding Class B Shares or Class C Shares, as applicable, which are owned of record or beneficially by a Service Organization’s customers for whom the Service Organization is the owner of record or shareholder of record or with whom it has a servicing relationship.

Payments for distribution expenses under the 12b-1 Plans are subject to the Rule. The Rule defines distribution expenses to include the cost of “any activity which is primarily intended to result in the sale of shares issued by” the Company. The Rule provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with the Rule, the 12b-1 Plans provide that a report of the amounts expended under the 12b-1 Plans, and the purposes for which such expenditures were incurred, will be made to the Board of Directors for its review at least quarterly. The 12b-1 Plans provide that they may not be amended to increase materially the costs which Class A Shares, Class B Shares or Class C Shares of a Fund may bear for distribution pursuant to the respective 12b-1 Plans without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board of Directors, and by a majority of the directors who are neither “interested persons” (as defined in the 1940 Act) of the Company nor have any direct or indirect financial interest in the operation of the 12b-1 Plans or in any related agreements (the “12b-1 Directors”), by vote cast in person at a meeting called for the purpose of considering such amendments.

The Company’s Board of Directors has concluded that there is a reasonable likelihood that the 12b-1 Plans will benefit the Funds and holders of Class A Shares, Class B Shares and Class C Shares. The 12b-1 Plans are subject to annual reapproval by a majority of the 12b-1 Directors and are terminable at any time with respect to any Fund by a vote of a majority of the 12b-1 Directors or by vote of the holders of a majority of the Class A Shares, Class B Shares or Class C Shares, as applicable, of the Fund involved. Any agreement entered into pursuant to the 12b-1 Plans with a Service Organization will be terminable with respect to any Fund without penalty, at any time, by vote of a majority of the 12b-1 Directors, by vote of the holders of a majority of the Class A Shares, Class B Shares or Class C Shares, as applicable, of such Fund, by BISYS or by the Service Organization. Any such agreement will also terminate automatically in the event of its assignment.

As long as the 12b-1 Plans are in effect, the nomination of the directors that are not interested persons of the Company (as defined in the 1940 Act) must be committed to the discretion of the 12b-1 Directors.

MISCELLANEOUS

As used in this Statement of Additional Information, a “majority of the outstanding shares” of a Fund means, with respect to the approval of an investment advisory agreement or change in an investment objective (if fundamental) or a fundamental investment policy, the lesser of (a) 67% of the shares of the particular Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of such Fund.

As of                 , 2003, Mercantile-Safe Deposit and Trust Company, Mercantile Funds, Inc. Attn: Income Collection Department, P.O. Box 1101, Baltimore, Maryland 21203, owned of record a majority of the outstanding shares of the Company. Mercantile-Safe Deposit & Trust Company (“Merc-Safe”), the parent corporation of the Company’s Advisor and Administrator, is a wholly-owned subsidiary of Mercantile Bankshares Corporation and a Maryland trust company. The Company believes that substantially all of the shares held of record by Merc-Safe were beneficially owned by its customers. Merc-Safe may be deemed to be a controlling person of the Company within the meaning of the 1940 Act by reason of its record ownership of such shares.

If you have any questions concerning the Company or any of the Funds, please call 1-800-551-2145.

APPENDIX A

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1”—Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2”—Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3”—Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B”—Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“C”—Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

“D”—Obligations are in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks—Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody’s for short-term obligations:

“Prime-1”—Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

“Prime-2”—Issuers (or supporting institutions) have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-1 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

“Prime-3”—Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

“Not Prime”—Issuers do not fall within any of the Prime rating categories.

Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1”—Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added “+” to denote any exceptionally strong credit feature.

“F2”—Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

“F3”—Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

“B”—Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

“C”—Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

“D”—Securities are in actual or imminent payment default.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA”—An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA”—An obligation rated “AA” differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A”—An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB”—An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB”—An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B”—An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC”—An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC”—An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C”—A subordinated debt obligation rated “C” is currently highly vulnerable to nonpayment. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

“D”—An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

- PLUS (+) OR MINUS (-)—The ratings from “AA” through “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa”—Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“Aa”—Bonds are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the “Aaa” securities.

“A”—Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

“Baa”—Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

“Ba”—Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

“B”—Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

“Caa”—Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

“Ca”—Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

“C”—Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA”—Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA”—Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A”—Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB”—Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

“BB”—Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

“B”—Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

“CCC,” “CC” and “C”—Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. “CC” ratings indicate that default of some kind appears probable, and “C” ratings signal imminent default.

“DDD,” “DD” and “D”—Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%-90%, and “D” the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect for repaying all obligations.

PLUS (+) or MINUS (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” long-term rating category or to categories below “CCC”.

Notes to Short-Term and Long-Term Credit Ratings

Standard & Poor’s

CreditWatch: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by Standard & Poor’s analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action, or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The “positive” designation means that a rating may be raised; “negative” means a rating may be lowered; and “developing” means that a rating may be raised, lowered or affirmed.

Rating Outlook: A Standard & Poor’s Rating Outlook assesses the potential direction of a long-term credit rating over the intermediate to longer term. In determining a Rating Outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An Outlook is not necessarily a precursor of a rating change or future CreditWatch action.

•	Positive means that a rating may be raised.

•	Negative means that a rating may be lowered.

•	Stable means that a rating is not likely to change.

•	Developing means a rating may be raised or lowered.

•	N.M. means not meaningful.

Moody’s

Watchlist: Watchlist list the names of credits whose ratings have a likelihood of changing. These names are actively under review because of developing trends or events which, in Moody’s opinion, warrant a more extensive examination. Inclusion on this Watchlist is made solely at the discretion of Moody’s Investors Services, and not all borrowers with ratings presently under review for possible downgrade or upgrade are included on any one Watchlist. In certain cases, names may be removed from this Watchlist without a change in rating.

Fitch

Withdrawn: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

Rating Outlook: A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlooks does not imply a rating change is inevitable. Similarly, companies whose outlooks are “stable” could be upgraded or downgraded before an outlook moves to a positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

Municipal Note Ratings

A Standard & Poor’s note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor’s for municipal notes:

“SP-1”—The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

“SP-2”—The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3”—The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated Moody’s Investment Grade (“MIG”) and are divided into three levels—MIG 1 through MIG 3. In the case of variable rate demand obligations, a two-component rating is assigned. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand feature is designated as VMIG. MIG ratings expire at note maturity. By contrast, VMIG ratings expirations will be a function of each issue’s specific structural or credit features. The following summarizes the ratings by Moody’s for these short-term obligations:

“MIG-1”/”VMIG-1”—This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

“MIG-2”/”VMIG-2”—This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

“MIG-3”/”VMIG-3”—This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

“SG”—This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation. Credit ratings may be changed, suspended or withdrawn.

Moody’s credit ratings must be construed solely as statements of opinion and not recommendations to purchase, sell or hold any securities.

Fitch credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments on a timely basis. Fitch credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. However, Fitch credit ratings are not recommendations to buy, sell or hold any security. Ratings may be changed or withdrawn.

APPENDIX B

As previously stated, the Fund may enter into futures contracts and options in an effort to have fuller exposure to price movements in securities markets pending investment of purchase orders or while maintaining liquidity to meet potential shareholder redemptions and for other hedging and investment purposes. Such transactions are described in this Appendix. Futures contracts are contracts that provide for the sale or purchase of a specified financial instrument or currency at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. A futures contract may be based on interest rates, various securities (such as U.S. government securities or a single stock (“security future”)), securities indices (“stock index future”), foreign currencies, and other financial instruments and indices. The Fund may engage in futures transactions on both U.S. and foreign exchanges.

Futures contracts entered into by the Fund (other than single stock futures and narrow based security index futures) are traded either over the counter or on trading facilities such as contract markets, derivatives transaction execution facilities, exempt boards of trade or electronic trading facilities that are licensed and/or regulated to varying degrees by the Commodity Futures Trading Commission (“CFTC”) or, with respect to certain funds, on foreign exchanges. Single stock futures and narrow based security index futures are traded either over the counter or on trading facilities such as contract markets, derivatives transaction execution facilities, and electronic trading facilities that are licensed and/or regulated to varying degrees by both the CFTC and the SEC or, with respect to certain funds, on foreign exchanges. A clearing corporation associated with the exchange or trading facility on which futures are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Neither the CFTC, the National Futures Association, the SEC nor any domestic exchange regulates activities of any foreign exchange or boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign exchange or board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, persons who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC’s or SEC’s regulations and other federal securities laws and regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, the Fund’s investments in foreign futures or foreign options transactions may not be provided the same protections in respect of transactions on United States futures exchanges.

I	Interest Rate Futures Contracts.

Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Fund might use interest rate futures as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

The Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Fund, through using futures contracts.

Description of Interest Rate Futures Contracts. An interest rate futures contract sale would create an obligation by the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. For futures traded on certain trading facilities, the determination would be in accordance with the rules of the exchange or other trading facility on which the futures contract sale or purchase was made.

Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund’s entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund’s entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury bonds and notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month United States Treasury bills; and ninety-day commercial paper. The Fund may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments. The Fund would deal only in standardized contracts on recognized exchanges and trading facilities.

Examples of Futures Contract Sale. The Fund might engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security in the Fund tends to move in concert with the futures market prices of long-term United States Treasury bonds (“Treasury bonds”). The Sub-Advisor wishes to fix the current market value of this portfolio security until some point in the future. Assume the portfolio security has a market value of 100, and the Sub-Advisor believes that, because of an anticipated rise in interest rates, the value will decline to 95. The Fund might enter into futures contract sales of Treasury bonds for an equivalent of 98. If the market value of the portfolio security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.

In that case, the five-point loss in the market value of the portfolio security would be offset by the five-point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

The Sub-Advisor could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the portfolio securities, including the portfolio security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

If interest rate levels did not change, the Fund in the above example might incur a loss of 2 points (which might be reduced by an off-setting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

Examples of Futures Contract Purchase. The Fund might engage in an interest rate futures contract purchase when it is not fully invested in long-term bonds but wishes to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter-term securities whose yields are greater than those available on long-term bonds. The Fund’s basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Fund may purchase.

For example, assume that the market price of a long-term bond that the Fund may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury bonds. The Sub-Advisor wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the Sub-Advisor believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 9 1/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of 98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5-point increase in the price that the Fund pays for the long-term bond would be offset by the 5-point gain realized by closing out the futures contract purchase.

The Sub-Advisor could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

If, however, short-term rates remained above available long-term rates, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the portfolio, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.

II	Security Futures Contracts and Stock Index Futures Contracts.

Security Futures Contracts. The Fund may purchase and sell futures contracts for individual securities in order to seek to increase total return or to hedge against changes in securities prices. When securities prices are falling, the Fund can seek, by selling security futures contracts, to offset a decline in the value of its current portfolio securities. When securities prices are rising, the Fund can attempt, by purchasing security futures contracts, to secure better prices than might later be available in the market when it effects anticipated purchases. For example, the Fund may take a “short” position in the futures market by selling futures contracts to seek to hedge against an anticipated decline in market prices that would adversely affect the dollar value of the Fund’s portfolio securities. On other occasions, the Fund may take a “long” position by purchasing such futures contracts, for example, when it anticipates the purchase of a particular security when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available.

Although under some circumstances prices of securities in the Fund’s portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund’s securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund’s portfolio securities would be substantially offset by a decline in the value of the futures position.

Stock Index Futures Contracts. A stock or bond index assigns relative values to the stocks or bonds included in the index and the index fluctuates with changes in the market values of the stocks or bonds included. Some stock index futures contracts are based on broad market indexes, such as the Standard & Poor’s 500 or the New York Stock Exchange Composite Index. In contrast, there are also futures contracts on narrower market indexes, such as the Standard & Poor’s 100 or indexes based on an industry or market segment, such as oil and gas stocks. A stock or bond index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value (which assigns relative values to the common stocks or bonds included in the index) at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made. Some stock index futures contracts are based on broad market indices, such as the Standard & Poor’s 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indices, such as the Standard & Poor’s 100 or indices based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the CFTC. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

The Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

In addition, the Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that the Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of its portfolio will decline prior to the time of sale.

The following are examples of transactions in stock index futures (net of commissions and premiums, if any).

ANTICIPATORY PURCHASE HEDGE: Buy the Future

Hedge Objective: Protect Against Increasing Price

Portfolio	Futures
-Day Hedge is Placed-
Anticipate Buying $62,500 Equity Portfolio	Buying 1 Index Futures at 125 Value of Futures = $62,500/Contract

-Day Hedge is Lifted-

Buy Equity Portfolio with Actual Cost = $65,000 Increase in Purchase Price =$2,500	Sell 1 Index Futures at 130 Value of Futures = $65,000/Contract Gain on Futures = $2,500

HEDGING A STOCK PORTFOLIO: Sell the Future

Hedge Objective: Protect Against Declining

Value of the Fund

Factors:

Value of Stock Fund = $1,000,000

Value of Futures Contract = 125 x $500 = $62,500

Fund Beta Relative to the Index = 1.0

Portfolio	Futures
-Day Hedge is Placed-

Anticipate Selling $1,000,000 Equity Portfolio	Sell 16 Index Futures at 125 Value of Futures = $1,000,000

-Day Hedge is Lifted-

Equity Portfolio—Own Stock with Value = $960,000 Loss in Fund Value =$40,000	Buy 16 Index Futures at 120 Value of Futures = $960,000 Gain on Futures = $40,000

If, however, the market moved in the opposite direction, that is, market value decreased and a Fund had entered into an anticipatory purchase hedge, or market value increased and the Fund had hedged its stock portfolio, the results of the Fund’s transactions in stock index futures would be as set forth below.

ANTICIPATORY PURCHASE HEDGE: Buy the Future

Hedge Objective: Protect Against Increasing Price

Portfolio	Futures
-Day Hedge is Placed-

Anticipate Buying $62,500 Equity Portfolio	Buying 1 Index Futures at 125 Value of Futures = $62,500/Contract

-Day Hedge is Lifted-

Buy Equity Portfolio with Actual Cost = $60,000 Increase in Purchase Price =$2,500	Sell 1 Index Futures at 120 Value of Futures = $60,000/Contract Loss on Futures = $2,500

HEDGING A STOCK PORTFOLIO: Sell the Future

Hedge Objective: Protect Against Declining

Value of the Fund

Factors:

Value of Stock Fund = $1,000,000

Value of Futures Contract = 125 x $500 = $62,500

Fund Beta Relative to the Index = 1.0

Portfolio	Futures
-Day Hedge is Placed-

Anticipate Selling $1,000,000 Equity	Sell 16 Index Futures at 125

Portfolio	Value of Futures = $1,000,000 -Day Hedge is Lifted-

Equity Portfolio-Own Stock with Value = $1,040,000 Gain in Fund Value = $40,000	Sell 16 Index Futures at 130 Value of Futures = $1,040,000 Loss of Futures = $40,000

III	Futures Contracts on Foreign Currencies.

To the extent the Fund invests in foreign securities, it may purchase and sell futures contracts on foreign currencies in order to seek to increase total return or to hedge against changes in currency exchange rates. A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency, for an amount fixed in U.S. dollars. Foreign currency futures may be used by the Fund to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions. For example, the Fund may take a “short” position to seek to hedge against an anticipated decline in currency exchange rates that would adversely affect the dollar value of the Fund’s portfolio securities. On other occasions, the Fund may take a “long” position by purchasing such futures contracts, for example, when it anticipates the purchase of a particular security when it has the necessary cash, but expects the currency exchange rates then available in the applicable market to be less favorable than rates that are currently available.

IV	Margin Payments.

Unlike when the Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Fund’s custodian an amount of cash or liquid portfolio securities, the value of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-market. For example, when the Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Sub-Advisor may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund’s position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

V	Risks of Transactions in Futures Contracts.

There are several risks in connection with the use of futures by the Fund. One risk arises because of the imperfect correlation between movements in the price of the future and movements in the price of the securities which are the subject of a hedge. The price of the future may move more than or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, the Fund will experience either a loss or gain on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the volatility over a particular time period of the prices of such securities has been greater than the volatility over such time period of the future, or if otherwise deemed to be appropriate by the Sub-Advisor. Conversely, the Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the securities being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Sub-Advisor. It is also possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund may decline. If this occurred, the Fund would lose money on the future and also experience a decline in value in its portfolio securities.

Where futures are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

In instances involving the purchase of futures contracts by the Fund, an amount of cash or liquid portfolio securities, equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund’s Custodian and/or in a margin account with a broker to collateralize the position and thereby reduce the leverage effect resulting from the use of such futures.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and any securities being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Sub-Advisor may still not result in a successful hedging transaction over a short time frame.

Positions in futures may be closed out only if there is a secondary market for such futures. Although the Funds intend to purchase or sell futures only where there appears to be active secondary markets, there is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will normally not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by commodity exchanges and other trading facilities which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange, trading facility or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Successful use of futures by the Fund is also subject to the Sub-Advisor’s ability to predict correctly movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

VI	Options on Futures Contracts.

The Fund may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

VII	Other Transactions.

The Fund is authorized to enter into transactions in any other futures or options contracts which are currently traded or which may subsequently become available for trading. Such instruments may be employed in connection with the Funds’ hedging and other investment strategies if, in the judgment of the Sub-Advisor, transactions therein are necessary or advisable.

VIII	Accounting Treatment.

Accounting for futures contracts and options will be in accordance with generally accepted accounting principles.

PART C. OTHER INFORMATION

Item 23. Exhibits.

(a)	(1)	Articles of Incorporation of Registrant dated February 23, 1989 and recorded in the State of Maryland on March 7, 1989 are incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

	(2)	Notice of Change of Resident Agent and Principal Office Address, dated May 17, 1989 is incorporated herein by reference to Exhibit (1)(b) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

	(3)	Articles Supplementary dated October 15, 1990 and recorded in the State of Maryland on October 30, 1990 are incorporated herein by reference to Exhibit (1)(c) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

	(4)	Articles Supplementary dated January 16, 1992 and recorded in the State of Maryland on January 28, 1992 are incorporated herein by reference to Exhibit (1)(d) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

	(5)	Articles Supplementary dated June 23, 1993 and recorded in the State of Maryland on June 25, 1993 are incorporated herein by reference to Exhibit (1)(e) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

	(6)	Articles Supplementary dated May 31, 1994 and recorded in the State of Maryland on June 23, 1994 are incorporated herein by reference to

1

Exhibit (1)(f) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(7)	Articles Supplementary dated November 22, 1995 and recorded in the State of Maryland on November 27, 1995 are incorporated herein by reference to Exhibit (1)(g) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(8)	Articles Supplementary dated June 8, 1997 and recorded in the State of Maryland on June 19, 1997 are incorporated herein by reference to Exhibit (1)(h) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(9)	Articles Supplementary dated February 13, 1998 and recorded in the State of Maryland on February 23, 1998 relating to the Equity Income, Equity Growth, Total Return Bond, National Tax-Exempt Bond and Intermediate Tax-Exempt Bond Funds is incorporated herein by reference to Exhibit (1)(i) of Post-Effective Amendment No. 22 to the Registrant’s Registration Statement filed on July 31, 1998.

(10)	Articles Supplementary dated March 23, 2000 and recorded in the State of Maryland on March 27, 2000 are incorporated herein by reference to Exhibit (a)(10) of Post-Effective Amendment No. 25 to the Registrant’s Registration Statement filed on April 14, 2000.

(11)	Articles Supplementary dated July 6, 2001 and recorded in the State of Maryland on July 11, 2001 are incorporated herein by reference to exhibit (a)(11) of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed on July 27, 2001.

(12)	Registrant’s Articles Supplementary.+

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(b)	(1)	Bylaws of Registrant are incorporated herein by reference to Exhibit (2)(a) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

	(2)	Amendment to Bylaws adopted April 23, 1990 is incorporated herein by reference to Exhibit (2) (b) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

	(3)	Amendment to Bylaws adopted July 17, 1991 is incorporated herein by reference to Exhibit (2)(c) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

	(4)	Amendment to Bylaws adopted January 22, 1996 is incorporated herein by reference to Exhibit (2)(d) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(c)	(1)	See Article VI, Section 7.2 of Article VII, Article VIII and Section 10.2 and 10.4 of Article X of the Registrant’s Articles of Incorporation incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

	(2)	See Article I, Section 2.1 and 2.11 of Article II, Article IV and Section 6.1 of Article VI of the Registrant’s Bylaws, as amended, incorporated herein by reference to Exhibits (2)(a), (2)(b), (2)(c) and (2)(d) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(d)	(1)	Advisory Agreement dated as of July 24, 1998 between Registrant and Mercantile-Safe Deposit and Trust Company with respect to the Prime Money Market Fund, Government Money Market

3

Fund, Tax-Exempt Money Market Fund, Growth & Income Fund, International Equity Fund, Limited Maturity Bond Fund, Maryland Tax-Exempt Bond Fund, Diversified Real Estate Fund, Equity Income Fund, Equity Growth Fund, Total Return Bond Fund, National Tax-Exempt Bond Fund and Intermediate Tax-Exempt Bond Fund is incorporated herein by reference to Exhibit (5)(b) of Post-Effective Amendment No. 22 to the Registrant’s Registration Statement filed on July 31, 1998.

(2)	Addendum No. 1 dated July 5, 2000 to Advisory Agreement between Registrant and Mercantile-Safe Deposit and Trust Company with respect to the Capital Opportunities Fund is incorporated herein by reference to exhibit (d) (2) of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement filed on September 1, 2000.

(3)	Amendment No. 1 dated April 27, 2001 to Advisory Agreement between Registrant and Mercantile-Safe Deposit and Trust Company with respect to the International Equity Fund is incorporated herein by reference to exhibit (d) (3) of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed on July 27, 2001.

(4)	Assumption and Guarantee dated as of May 11, 2001 between Mercantile-Safe Deposit and Trust Company and Mercantile Capital Advisors, Inc. relating to the Advisory Agreement dated July 24, 1998 between Registrant and Mercantile-Safe Deposit and Trust Company is incorporated herein by reference to exhibit (d) (9) of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed on July 27, 2001.

(5)	Addendum No. 2 to Advisory Agreement between Registrant and Mercantile Capital Advisors, Inc. with respect to the Low Duration Bond Fund. +

(6)	Sub-Advisory Agreement dated July 5, 2000 between Mercantile-Safe Deposit and Trust Company and Delaware

4

Management Company with respect to the Capital Opportunities Fund is incorporated herein by reference to exhibit (d) (4) of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement filed on September 1, 2000.

	(7)	Sub-Advisory Agreement dated April 27, 2001 between Mercantile-Safe Deposit and Trust Company and Morgan Stanley Investment Management Limited with respect to the International Equity Fund is incorporated herein by reference to exhibit (d) (7) of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed on July 27, 2001.

	(8)	Sub-Advisory Agreement dated April 27, 2001 between Mercantile-Safe Deposit and Trust Company and Julius Baer Investment Management Inc. with respect to the International Equity Fund is incorporated herein by reference to exhibit (d) (8) of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed on July 27, 2001.

	(9)	Sub-Advisory Agreement between Mercantile Capital Advisors, Inc. and Boyd Watterson Asset Management, LLC with respect to the Low Duration Bond Fund. +

(e)	(1)	Distribution Agreement between Registrant and BISYS Fund Services, L.P. dated May 16, 2003, filed herewith.

	(2)	Amendment to Distribution Agreement between Registrant and BISYS Fund Services, L.P. with respect to the Low Duration Bond Fund. +

(f)		None.

(g)	(1)	Custody Agreement between Registrant and Fifth Third Bank, dated April 1, 2003, filed herewith.

	(2)	Amendment to Custody Agreement between Registrant and Fifth Third Bank with respect to the Low Duration Bond Fund. +

5

	(3)	Global Custody Addendum dated April 1, 2003 to Custody Agreement between Registrant and Fifth Third Bank, filed herewith.

	(4)	Amendment to Global Custody Addendum with respect to Low Duration Bond Fund. +

	(5)	Foreign Custody Manager Agreement dated April 1, 2003 to Custody Agreement between Registrant and Fifth Third Bank, filed herewith.

(h)	(1)	Transfer Agency Agreement dated October 25, 2002 between Registrant and BISYS Fund Services, Ohio, Inc., filed herewith.

	(2)	Amendment to Transfer Agency Agreement with with respect to Low Duration Bond Fund. +

	(3)	Administration Agreement between Registrant and Mercantile-Safe Deposit & Trust Company, dated May 28, 1993 is incorporated herein by reference to Exhibit (9)(e) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

	(4)	Amendment dated February 27, 1998 to Schedule A of Administration Agreement between Registrant and Mercantile-Safe Deposit and Trust Company is incorporated herein by reference to Exhibit (9)(h) of Post-Effective Amendment No. 22 to the Registrant’s Registration Statement filed on July 31, 1998.

	(5)	Amendment dated July 5, 2000 to Schedule A of Administration Agreement between Registrant and Mercantile-Safe Deposit and Trust Company with respect to the Capital Opportunities Fund is incorporated herein by reference to Exhibit (h) (5) of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement filed on September 1, 2000.

	(6)	Assignment, Assumption and Guarantee dated as of May 11, 2001 between

6

Mercantile-Safe Deposit & Trust Company and Mercantile Capital Advisors, Inc. relating to the Administration Agreement dated May 28, 1993 between Registrant and Mercantile-Safe Deposit & Trust Company is incorporated herein by reference to Exhibit (h) (6) of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed on July 27, 2001.

	(7)	Amendment to Schedule A of Administration Agreement between Registrant and Mercantile Capital Advisors, Inc. +

	(8)	Fund Accounting and Blue Sky Services Agreement between Registrant and BISYS Fund Services, Ohio, Inc., dated October 25, 2002, filed herewith.

	(9)	Amendment to Fund Accounting and Blue Sky Services Agreement with respect to the Low Duration Bond Fund. +

	(10)	Revolving Credit Agreement dated April 29, 1999 between Registrant and The Fifth Third Bank is incorporated herein by reference to Exhibit (h)(13) of Post-Effective Amendment No. 23 to the Registrant’s Registration Statement filed on July 30, 1999.

(i)	(1)	Opinion and Consent of Counsel dated September 28, 1999 is incorporated herein by reference to Exhibit (i) of Post-Effective Amendment No. 24 to the Registrant’s Registration Statement filed on September 28, 1999.

	(2)	Opinion and Consent of Counsel dated April 14, 2000 is incorporated herein by reference to Exhibit (i) of Post-Effective Amendment No. 25 to Registrant’s Registration Statement filed on April 14, 2000.

	(3)	Opinion and Consent of Counsel dated July 31, 2002 is incorporated herein by reference to Exhibit (i) of Post-Effective Amendment No. 29 to Registrant’s Registration Statement filed on July 31, 2002.

(j)	(1)	Consent of Kramer Levin Naftalis & Frankel LLP. +

7

	(2)	Consent of PricewaterhouseCoopers LLP. +

(k)		None.

(l)	(1)	Purchase Agreement between Registrant and The Winsbury Company dated May 28, 1993 is incorporated herein by reference to Exhibit (13)(a) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

	(2)	Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated July 31, 1997 is incorporated herein by reference to Exhibit (13)(b) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

	(3)	Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated February 27, 1998 with respect to the Equity Income Fund is incorporated herein by reference to Exhibit (13)(c) of Post-Effective Amendment No. 22 to the Registrant’s Registration Statement filed on July 31, 1998.

	(4)	Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated February 27, 1998 with respect to the Equity Growth Fund is incorporated herein by reference to Exhibit (13)(d) of Post-Effective Amendment No. 22 to the Registrant’s Registration Statement filed on July 31, 1998.

	(5)	Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated February 27, 1998 with respect to the Total Return Bond Fund is incorporated herein by reference to Exhibit (13)(d) of Post-Effective Amendment No. 22 to the Registrant’s Registration Statement filed on July 31, 1998.

	(6)	Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated February 27, 1998 with respect to the National Tax-Exempt Bond Fund is incorporated herein by reference to Exhibit (13)(f) of Post-Effective Amendment No. 22 to the Registrant’s Registration Statement filed on July 31, 1998.

	(7)	Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated February 27, 1998 with respect to the Intermediate Tax-Exempt Bond Fund is incorporated herein by reference to Exhibit (13)(g) of Post-Effective Amendment No. 22 to the Registrant’s Registration Statement filed on July 31, 1998.

	(8)	Purchase Agreement dated July 3, 2000 between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Capital Opportunities Fund is incorporated herein by reference to Exhibit (l) (8) of Post-Effective Amendment No. 27 to the Registrant’s

8

Registration Statement filed on September 1, 2000.

(m)	(1)	Distribution and Services Plan for Class A Shares Pursuant to Rule 12b-1 and Related Servicing Agreement, filed herewith.

	(2)	Distribution and Services Plan for Class B Shares Pursuant to Rule 12b-1 and Related Servicing Agreement, filed herewith.

	(3)	Distribution and Services Plan for Class C Shares Pursuant to Rule 12b-1 and Related Servicing Agreement, filed herewith.

(n)		Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System is incorporated herein by reference to Exhibit (i) of Post-Effective Amendment No. 29 to Registrant’s Registration Statement filed on July 31, 2002.

(o)		None.

(p)	(1)	Code of Ethics of the Registrant is incorporated herein by reference to Exhibit (p) (1) of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement filed on September 1, 2000.

	(2)	Code of Ethics of Mercantile Capital Advisors, Inc. is incorporated herein by reference to Exhibit (i) of Post-Effective Amendment No. 29 to Registrant’s Registration Statement filed on July 31, 2002.

	(3)	Code of Ethics of Delaware Investments is incorporated herein by reference to Exhibit (p) (3) of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed on July 27, 2001.

	(4)	Code of Ethics of Morgan Stanley Investment Management Limited is incorporated herein by reference to Exhibit (p) (4) of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed on July 27, 2001.

	(5)	Code of Ethics of Julius Baer Investment Management Inc. is incorporated herein by reference to Exhibit (p) (5) of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed on July 27, 2001.

	(6)	Code of Ethics of Boyd Watterson Asset Management, LLC. +

(q)		Conformed copies of Power of Attorneys, filed herewith.

+	To be filed by amendment.

Item 24. Persons Controlled by or under Common Control with Registrant.

9

Inapplicable.

Item 25. Indemnification.

Indemnification of Registrant’s Advisor against certain losses is provided for in Section 6 of the Advisory Agreement incorporated herein by reference as Exhibit (d)(1). Indemnification of the Registrant’s Administrator is provided for in Section 4 of the Administration Agreement incorporated herein by reference as Exhibit (h)(3); and indemnification of Registrant’s principal underwriter is provided for in Section 3.1 of the Distribution Agreement incorporated herein by reference as Exhibit (e)(1). Section 7.3 of the Registrant’s Articles of Incorporation incorporated herein by reference as Exhibit (a)(1) provides as follows:

(a) To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

(b) The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by Bylaw, resolution, or agreement make further provision for indemnification of directors, officers, employees, and agents to the fullest extent permitted by the Maryland General Corporation Law.

(c) No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

(d) References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall affect any right of any person under this Article based on any event, omission, or proceeding prior to such amendment.

Section 6.2 of the Registrant’s Bylaws incorporated herein by reference as Exhibit (b)(1) provides further as follows:

Indemnification of Directors and Officers.

(a) Indemnification. The Corporation shall indemnify its directors to the fullest extent permitted by the Maryland General Corporation Law. The Corporation shall indemnify its officers to the same extent as its directors and to such further extent as is consistent with law. The Corporation shall indemnify its directors and officers who while

10

serving as directors or officers also serve at the request of the Corporation as a director, officer, partner, trustee, employee, agent, or fiduciary of another corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan to the same extent as its directors and, in the case of officers, to such further extent as is consistent with law. This Article shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (“disabling conduct”).

(b) Advances. Any current or former director or officer of the Corporation claiming indemnification within the scope of this Section 6.2 shall be entitled to advances from the Corporation for payment of the reasonable expenses incurred by him in connection with the proceedings to which he is a party in the manner and to the full extent permissible under applicable state corporation laws, the Securities Act of 1933 and the Investment Company Act of 1940, as such statutes are now or hereafter in force.

(c) Procedures. On the request of any current or former director or officer requesting indemnification or an advance under this Section 6.2, the Board of Directors shall determine, or cause to be determined, in a manner consistent with applicable state corporation law, the Securities Act of 1933 and the Investment Company Act of 1940, as such statutes are now or hereafter in force, whether the standards required by this Section 6.2 have been met.

(d) Other Rights. The indemnification provided by this Section 6.2 shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification may be entitled under any insurance or other agreement, vote of stockholders or disinterested directors or otherwise, both as to action by a director or officer of the Corporation in his official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

11

Item 26. Business and Other Connections of Investment Advisor.

(a) Mercantile Capital Advisors, Inc. (“Mercantile Capital”) serves as advisor to the Funds. Mercantile Capital also provides investment advisory services to fiduciary and other managed accounts. Mercantile Capital is an indirect wholly-owned subsidiary of Mercantile Bankshares Corporation, a publicly-held bank holding company, and is registered as an investment advisor under the Investment Advisers Act of 1940. The information required by this Item 26 with respect to each director and officer of Mercantile Capital is incorporated herein by reference to Form ADV and Schedules A and B filed by Mercantile Capital with the Securities and Exchange Commission (File No. 801-60093).

(b) Delaware Management Company, a series of Delaware Management Business Trust (“DMBT”), serves as sub-advisor to the Capital Opportunities Fund. DMBT is a Delaware business trust registered as an investment advisor under the Investment Advisers Act of 1940. The information required by this Item 26 with respect to each director and officer of DMBT is incorporated herein by reference to Form ADV and Schedules A and B filed by DMBT with the Securities and Exchange Commission (File No. 801-32108).

(c) Morgan Stanley Investment Management Limited (“MS Investment Management”) serves as a sub-advisor to the International Equity Fund. MS Investment Management, a wholly-owned subsidiary of Morgan Stanley is registered as an investment advisor under the Investment Advisers Act of 1940 and is regulated by the Investment Management Regulatory Organization (“IMRO”) in the United Kingdom. The information required by this Item 26 with respect to each director and officer of MS Investment Management is incorporated herein by reference to Form ADV and Schedules A and B filed by MS Investment Management with the Securities and Exchange Commission (File No. 801-26847).

(d) Julius Baer Investment Management Inc. (“Julius Baer”) serves as sub-advisor to the International Equity Fund. Julius Baer offers discretionary and non-discretionary account management for institutional clients. Offers are made to major pension/profit sharing funds, corporations, investment companies, investment advisors, banks and insurance companies. Julius Baer, a wholly-owned subsidiary of Julius Baer Securities Inc., is registered as an investment advisor under the Investment Advisers Act of 1940. Julius Baer Securities Inc. is a wholly-owned subsidiary of Julius Baer Holdings, Ltd. The information required by this Item 26 with respect to each director and officer of Julius Baer is incorporated herein by reference to Form ADV and Schedules A and B filed by Julius Baer with the Securities and Exchange Commission (File No. 201-18766).

(e) Boyd Watterson Asset Management LLC (“BWAM”) serves as sub-advisor to the Low Duration Bond Fund. BWAM is an indirect wholly-owned subsidiary of Mercantile Bankshares Corporation, a publicly-held bank holding company, and is registered as an investment advisor under the Investment Advisers Act of 1940. The information required by this Item 26 with respect to each director and officer of BWAM is incorporated herein by reference to Form ADV and Schedules A and B filed by BWAM with the Securities and Exchange Commission (File No. 801-57468).

12

Item 27. Principal Underwriter.

(a) BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (“BISYS”) acts as distributor for Registrant. BISYS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. BISYS is an indirect wholly-owned subsidiary of The BISYS Group, Inc. BISYS and its affiliates also currently serve as distributor of Alpine Equity Trust, Ambassador Funds, American Independence Funds Trust, American Performance Funds, AmSouth Funds, BB&T Funds, The Coventry Group, The Eureka Funds, Hirtle Callaghan Trust, HSBC Advisor Funds Trust, HSBC Funds Trust, HSBC Investor Funds and HSBC Mutual Funds Trust, The Infinity Mutual Funds, Inc., LEADER Mutual Funds, MMA Praxis Mutual Funds, Old Westbury Funds, Inc., Pacific Capital Funds, Summit Investment Trust, USAllianz Variable Insurance Products Trust, Van Ness Funds, Variable Insurance Funds, The Victory Portfolios, The Victory Variable Insurance Funds, Vintage Mutual Funds, Inc. and The Willamette Funds each of which is a management investment company.

(b) To the best of Registrant’s knowledge, the partners of BISYS are as follows:

Name and Principal Business Address	Positions and Offices with BISYS	Positions and Offices with Registrant
BISYS Fund Services, Inc. 3435 Stelzer Road Columbus, OH 43219-3035	Sole General Partner	None

WC Subsidiary Corporation 150 Clove Road Little Falls, NJ 07424	Sole Limited Partner	None

Jocelyn E. Fullmer	Executive Representative	None

William J. Tomko	Supervising Principal	None

(c) None.

Item 28. Location of Accounts and Records.

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of:

Mercantile Capital Advisors, Inc.

Two Hopkins Plaza

Baltimore, Maryland 21201

(records relating to its functions as investment advisor and as administrator)

13

Delaware Management Company

One Commerce Square

Philadelphia, PA 19103

(records relating to its functions as sub-advisor to

Registrant’s Capital Opportunities Fund)

Julius Baer Investment Management Inc.

330 Madison Avenue

New York, NY 10017

(records relating to its functions as sub-advisor with respect to the

International Equity Fund)

Morgan Stanley Investment Management Limited

25 Cabot Square

Canary Wharf

London E14 4QA England

(records relating to its functions as sub-advisor with respect to the

International Equity Fund)

Boyd Watterson Asset Management LLC

1801 East 9th Street, Suite 1400

Cleveland, OH 44114

(records relating to its functions as sub-advisor with respect to the

Low Duration Bond Fund)

Fifth Third Bank

38 Fountain Square Plaza

Cincinnati, Ohio 45263

(records relating to its functions as custodian)

BISYS Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, Ohio 43219-3035

(records relating to its functions as transfer agent and fund accounting agent)

BISYS Fund Services Limited Partnership

3435 Stelzer Road

Columbus, Ohio 43219-3035

(records relating to its functions as distributor)

Kramer Levin Naftalis & Frankel LLP

919 Third Avenue

New York, NY 10022-3852

(records relating to its function as fund counsel)

Item 29. Management Services.

None.

Item 30. Undertakings.

Registrant hereby undertakes to provide its Annual Report to Shareholders upon request and without charge to any person to whom a Prospectus for any of its Funds is delivered.

14

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 30 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and the State of Maryland, on the 20th day of June, 2003.

MERCANTILE FUNDS, INC.
(Registrant)

*/s/ John J. Pileggi
John J. Pileggi
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 30 to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

*/s/ John J. Pileggi	President (Chief Executive Officer)	June 20, 2003
John J. Pileggi

* /s/ Leslie B. Disharoon	Chairman of the Board	June 20, 2003
Leslie B. Disharoon

* /s/ Decatur H. Miller	Director	June 20, 2003
Decatur H. Miller

*/s/ Edward D. Miller	Director	June 20, 2003
Edward D. Miller

* /s/ John R. Murphy	Director	June 20, 2003
John R. Murphy

* /s/ George R. Packard, III	Director	June 20, 2003
George R. Packard, III

* /s/ L. White Matthews, III	Director	June 20, 2003
L. White Matthews, III

* /s/ Bonnie C. Railey	Treasurer (Principal Financial and Accounting Officer)	June 20, 2003
Bonnie C. Railey

15

*By:/s/ Savonne L. Ferguson
Savonne L. Ferguson**
Attorney-in-fact

**Attorney-in-fact pursuant to Power of Attorneys filed herewith.

16

EXHIBIT INDEX

Exhibit No.	Description

(e)(1)	Distribution Agreement between Registrant and BISYS Fund Services, L.P. dated May 16, 2003.

(g)(1)	Custody Agreement between Registrant and Fifth Third Bank dated April 1, 2003.

(g)(3)	Global Custody Addendum dated April 1, 2003 to Custody Agreement between Registrant and Fifth Third Bank.

(g)(5)	Foreign Custody Manager Agreement dated April 1, 2003 to Custody Agreement between Registrant and Fifth Third Bank

(h)(1)	Transfer Agency Agreement dated October 25, 2002 between Registrant and BISYS Fund Services, Ohio, Inc.

(h)(8)	Fund Accounting and Blue Sky Services Agreement dated October 25, 2002 between Registrant and BISYS Fund Services, Ohio, Inc.

(m)(1)	Distribution and Service Plan for Class A Shares Pursuant to Rule 12b-1 and Related Servicing Agreements.

(m)(2)	Distribution and Service Plan for Class B Shares Pursuant to Rule 12b-1 and Related Servicing Agreements.

(m)(3)	Distribution and Service Plan for Class C Shares Pursuant to Rule 12b-1 and Related Servicing Agreements.

(q)	Conformed Copies of Power of Attorneys.

17